UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

ITEM 1.     REPORTS TO STOCKHOLDERS.

Semiannual Report

December 31, 2013

Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors International Growth Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2013

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	DECEMBER 31, 2013 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

While economic and geopolitical concerns remain, over the past six months we’ve seen headwinds moderate on both fronts. Improving economic data, and an apparent break in Washington budget gridlock boosted confidence in the outlook, and the markets responded.

Equities were particularly strong performers over the past six months. The broad market indexes ended the period in record territory with the S&P 500 Index climbing 15% (including reinvested dividends) since June 30. Fixed income markets, meanwhile, were challenged amid political uncertainty and questions about the outlook for interest rates. The benchmark 10-year Treasury ended the period at 3.04%, up from 2.52% six months earlier, resulting in a negative return of 4.8%.

Given the uncertain environment that has become the norm in recent years, it is perhaps surprising to realize we are now at a point where some have begun to express concern about equity valuations. Although we believe any major concern about valuations is misguided, we also recognize there are challenges ahead. While we see a positive environment for equities, the process of interest rate normalization has begun and will continue to have an impact on markets. The implementation of the Affordable Care Act also has the potential to present challenges that we believe may influence both hiring and consumer spending. Internationally, headwinds continue to varying degrees in China, Japan and Europe, while tensions remain high in the Middle East. We will continue to closely monitor these events and others as the year unfolds with an eye on the risks, and opportunities, that they present.

Economic Snapshot

	12/31/2013	6/30/2013
S&P 500 Index	1,848.36	1,606.23
MSCI EAFE Index	1,915.60	1,638.94
10-Year Treasury Yield	3.04%	2.52%
U.S. unemployment rate	6.70%	7.60%
30-year fixed mortgage rate	4.54%	4.39%
Oil price per barrel	$98.42	$95.56

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2013	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2013.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Beginning Account Value 6-30-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Accumulative Fund
Class A	$1,000	$1,190.90	$6.13	$1,000	$1,019.59	$5.65	1.11%
Class B	$1,000	$1,183.10	$13.10	$1,000	$1,013.25	$12.08	2.37%
Class C	$1,000	$1,184.10	$11.47	$1,000	$1,014.66	$10.58	2.09%
Class Y	$1,000	$1,191.60	$4.71	$1,000	$1,020.87	$4.34	0.86%
Asset Strategy Fund
Class A	$1,000	$1,207.20	$6.18	$1,000	$1,019.60	$5.65	1.11%
Class B	$1,000	$1,201.30	$11.56	$1,000	$1,014.66	$10.58	2.09%
Class C	$1,000	$1,202.70	$10.79	$1,000	$1,015.45	$9.88	1.93%
Class Y	$1,000	$1,208.60	$4.53	$1,000	$1,021.06	$4.14	0.82%
Continental Income Fund
Class A	$1,000	$1,134.40	$6.30	$1,000	$1,019.31	$5.96	1.17%
Class B	$1,000	$1,127.00	$12.23	$1,000	$1,013.68	$11.58	2.29%
Class C	$1,000	$1,130.60	$10.76	$1,000	$1,015.07	$10.18	2.01%
Class Y	$1,000	$1,135.90	$4.81	$1,000	$1,020.74	$4.55	0.89%

See footnotes on page 6.

4	SEMIANNUAL REPORT	2013

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Beginning Account Value 6-30-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Core Investment Fund
Class A	$1,000	$1,196.60	$5.82	$1,000	$1,019.91	$5.35	1.05%
Class B	$1,000	$1,189.40	$12.26	$1,000	$1,013.96	$11.28	2.23%
Class C	$1,000	$1,188.80	$10.94	$1,000	$1,015.18	$10.08	1.99%
Class Y	$1,000	$1,199.00	$4.40	$1,000	$1,021.22	$4.04	0.79%
Dividend Opportunities Fund
Class A	$1,000	$1,162.30	$6.92	$1,000	$1,018.78	$6.46	1.27%
Class B	$1,000	$1,155.50	$13.15	$1,000	$1,013.02	$12.28	2.42%
Class C	$1,000	$1,157.50	$11.54	$1,000	$1,014.51	$10.78	2.12%
Class Y	$1,000	$1,163.90	$5.30	$1,000	$1,020.28	$4.95	0.98%
Energy Fund
Class A	$1,000	$1,142.00	$8.57	$1,000	$1,017.16	$8.07	1.60%
Class B	$1,000	$1,136.00	$15.06	$1,000	$1,011.15	$14.18	2.79%
Class C	$1,000	$1,137.20	$13.25	$1,000	$1,012.82	$12.48	2.46%
Class Y	$1,000	$1,145.10	$5.90	$1,000	$1,019.66	$5.55	1.10%
International Growth Fund
Class A	$1,000	$1,172.80	$7.82	$1,000	$1,017.99	$7.26	1.43%
Class B	$1,000	$1,165.70	$15.38	$1,000	$1,010.99	$14.28	2.82%
Class C	$1,000	$1,167.40	$13.76	$1,000	$1,012.48	$12.78	2.53%
Class Y	$1,000	$1,176.00	$5.77	$1,000	$1,019.91	$5.35	1.05%
New Concepts Fund
Class A	$1,000	$1,181.80	$7.53	$1,000	$1,018.31	$6.96	1.37%
Class B	$1,000	$1,173.60	$13.69	$1,000	$1,012.57	$12.68	2.51%
Class C	$1,000	$1,174.80	$12.40	$1,000	$1,013.77	$11.48	2.27%
Class Y	$1,000	$1,182.50	$5.57	$1,000	$1,020.08	$5.15	1.02%
Science and Technology Fund
Class A	$1,000	$1,290.70	$7.33	$1,000	$1,018.82	$6.46	1.27%
Class B	$1,000	$1,283.30	$13.47	$1,000	$1,013.38	$11.88	2.35%
Class C	$1,000	$1,284.00	$12.68	$1,000	$1,014.12	$11.18	2.20%
Class Y	$1,000	$1,292.60	$5.73	$1,000	$1,020.18	$5.05	1.00%
Small Cap Fund
Class A	$1,000	$1,212.70	$8.08	$1,000	$1,017.95	$7.37	1.44%
Class B	$1,000	$1,205.40	$14.11	$1,000	$1,012.36	$12.88	2.55%
Class C	$1,000	$1,206.90	$12.47	$1,000	$1,013.86	$11.38	2.25%
Class Y	$1,000	$1,215.10	$5.76	$1,000	$1,019.98	$5.25	1.04%
Tax-Managed Equity Fund
Class A	$1,000	$1,240.80	$6.16	$1,000	$1,019.70	$5.55	1.09%
Class B	$1,000	$1,234.60	$11.62	$1,000	$1,014.80	$10.48	2.06%
Class C	$1,000	$1,234.80	$11.06	$1,000	$1,015.26	$9.98	1.97%

See footnotes on page 6.

2013	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Beginning Account Value 6-30-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Value Fund
Class A	$1,000	$1,147.20	$6.87	$1,000	$1,018.82	$6.46	1.27%
Class B	$1,000	$1,140.20	$13.16	$1,000	$1,012.94	$12.38	2.43%
Class C	$1,000	$1,141.90	$11.57	$1,000	$1,014.37	$10.88	2.15%
Class Y	$1,000	$1,149.20	$4.94	$1,000	$1,020.65	$4.65	0.90%
Vanguard Fund
Class A	$1,000	$1,237.80	$6.60	$1,000	$1,019.28	$5.96	1.18%
Class B	$1,000	$1,230.40	$13.61	$1,000	$1,013.03	$12.28	2.42%
Class C	$1,000	$1,231.40	$12.27	$1,000	$1,014.23	$11.08	2.18%
Class Y	$1,000	$1,239.70	$4.82	$1,000	$1,020.86	$4.34	0.86%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2013, and divided by 365.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Accumulative Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Consumer Discretionary	31.8%
Health Care	13.1%
Industrials	12.8%
Information Technology	12.7%
Consumer Staples	11.6%
Energy	8.4%
Financials	4.8%
Materials	3.6%
Telecommunication Services	0.9%
Purchased Options	0.1%
Cash and Cash Equivalents	0.2%

Lipper Rankings

Category: Lipper Multi-Cap Core Funds	Rank	Percentile
1 Year	389/811	48
3 Year	403/702	58
5 Year	394/600	66
10 Year	215/354	61

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Harley-Davidson, Inc.	Consumer Discretionary
Panera Bread Company, Class A	Consumer Discretionary
Canadian Pacific Railway Limited	Industrials
Kansas City Southern	Industrials
JPMorgan Chase & Co.	Financials
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Costco Wholesale Corporation	Consumer Staples
Las Vegas Sands, Inc.	Consumer Discretionary
Starbucks Corporation	Consumer Discretionary

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 1.4%
KEYW Holding Corporation (A)	100	$1,344
Precision Castparts Corp.	60	16,158

		17,502

Airlines – 1.3%
Delta Air Lines, Inc.	250	6,868
UAL Corporation (A)	250	9,457

		16,325

Apparel Retail – 1.0%
Limited Brands, Inc.	215	13,298

Apparel, Accessories & Luxury Goods – 1.4%
lululemon athletica inc. (A)	310	18,299

Auto Parts & Equipment – 1.1%
BorgWarner Inc.	250	13,978

Automobile Manufacturers – 1.4%
DaimlerChrysler AG, Registered Shares (B)	215	18,604

Biotechnology – 6.4%
Alexion Pharmaceuticals, Inc. (A)	155	20,624
Biogen Idec Inc. (A)(C)	83	23,080
BioMarin Pharmaceutical Inc. (A)	100	7,027
Gilead Sciences, Inc. (A)	230	17,285
Keryx Biopharmaceuticals, Inc. (A)	100	1,295
KYTHERA Biopharmaceuticals, Inc. (A)	280	10,430
Quintiles Transnational Holdings Inc. (A)	100	4,634

		84,375

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR	280	29,809

Broadcasting – 2.9%
CBS Corporation, Class B	325	20,715
Discovery Holding Company, Class A (A)	180	16,276

		36,991

Cable & Satellite – 2.3%
Comcast Corporation, Class A	100	5,197
Time Warner Cable Inc.	180	24,390

		29,587

Casinos & Gaming – 2.3%
Las Vegas Sands, Inc. (C)	375	29,576

Communications Equipment – 1.3%
Cisco Systems, Inc.	675	15,154
Ruckus Wireless, Inc (A)	100	1,420

		16,574

COMMON STOCKS (Continued)	Shares	Value
Computer & Electronics Retail – 0.6%
GameStop Corp, Class A	160	$7,882

Computer Hardware – 6.1%
Apple Inc. (C)	140	78,554

Construction & Farm Machinery & Heavy Trucks – 0.5%
Westinghouse Air Brake Technologies Corporation	90	6,684

Consumer Electronics – 1.9%
Harman International Industries, Incorporated (C)	307	25,144

Data Processing & Outsourced Services – 1.5%
Visa Inc., Class A	85	18,928

Distillers & Vintners – 0.8%
Beam Inc.	150	10,209

Diversified Banks – 0.2%
Wells Fargo & Company	50	2,270

Diversified Chemicals – 1.6%
Dow Chemical Company (The)	440	19,536

Diversified Support Services – 0.3%
Healthcare Services Group, Inc.	140	3,972

Fertilizers & Agricultural Chemicals – 0.9%
Monsanto Company	100	11,655

Food Retail – 0.8%
Whole Foods Market, Inc.	175	10,120

Footwear – 1.0%
NIKE, Inc., Class B	160	12,582

General Merchandise Stores – 0.1%
Burlington Stores, Inc. (A)	45	1,440

Health Care Distributors – 0.6%
Cardinal Health, Inc.	110	7,349

Health Care Facilities – 1.7%
HCA Holdings, Inc. (A)	375	17,891
Surgical Care Affiliates, Inc. (A)	100	3,484

		21,375

Health Care Services – 0.3%
Premier Inc. (A)	90	3,308

Health Care Supplies – 0.1%
LDR Holding Corporation (A)	34	796

COMMON STOCKS (Continued)	Shares	Value
Home Improvement Retail – 0.2%
Tile Shop Holdings, Inc. (A)	115	$2,078

Homebuilding – 0.2%
Wiliam Lyon Homes, Class A (A)	90	1,993

Homefurnishing Retail – 0.3%
Bed Bath & Beyond Inc. (A)(C)	50	4,015

Hotels, Resorts & Cruise Lines – 2.1%
Hilton Worldwide Holdings Inc. (A)	195	4,339
Norwegian Cruise Line Holdings Ltd. (A)	225	7,981
Starwood Hotels & Resorts Worldwide, Inc.	180	14,301

		26,621

Hypermarkets & Super Centers – 2.3%
Costco Wholesale Corporation	250	29,753

Industrial Machinery – 2.8%
Pall Corporation	208	17,790
Pentair, Inc.	255	19,806

		37,596

Integrated Oil & Gas – 0.9%
Occidental Petroleum Corporation	120	11,412

Internet Retail – 0.4%
Shutterfly, Inc. (A)	90	4,584

Internet Software & Services – 1.1%
Chegg, Inc. (A)	110	936
Cvent, Inc. (A)	28	1,033
Facebook, Inc., Class A (A)	225	12,298

		14,267

Leisure Facilities – 1.7%
Vail Resorts, Inc.	300	22,569

Life & Health Insurance – 0.2%
Fidelity & Guaranty Life (A)	150	2,841

Motorcycle Manufacturers – 2.9%
Harley-Davidson, Inc. (C)	550	38,082

Movies & Entertainment – 1.1%
AMC Entertainment Holdings, Inc., Class A (A)	187	3,852
News Corporation Limited, Class A	305	10,729

		14,581

Oil & Gas Drilling – 0.9%
Patterson-UTI Energy, Inc.	450	11,394

8	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Equipment & Services – 2.8%
Halliburton Company	100	$5,075
National Oilwell Varco, Inc.	200	15,906
Schlumberger Limited	175	15,769

		36,750

Oil & Gas Exploration & Production – 3.3%
Equitable Resources, Inc.	100	8,978
Noble Energy, Inc.	250	17,028
Southwestern Energy Company (A)	400	15,732

		41,738

Oil & Gas Storage & Transportation – 0.5%
MarkWest Energy Partners, L.P.	100	6,613

Other Diversified Financial Services – 2.5%
JPMorgan Chase & Co. (C)	550	32,164

Packaged Foods & Meats – 2.5%
Hain Celestial Group, Inc. (The) (A)	80	7,262
Mead Johnson Nutrition Company	310	25,966

		33,228

Personal Products – 0.9%
Coty Inc., Class A	85	1,296
Estee Lauder Companies, Inc. (The), Class A	130	9,792

		11,088

Pharmaceuticals – 4.0%
Akorn, Inc. (A)	70	1,724
Allergan, Inc.	195	21,660
Jazz Pharmaceuticals plc (A)	73	9,176
Shire Pharmaceuticals Group plc, ADR	95	13,423
Teva Pharmaceutical Industries Limited, ADR	120	4,810
Zoetis Inc.	70	2,288

		53,081

Railroads – 5.2%
Canadian Pacific Railway Limited (C)	240	36,316
Kansas City Southern (C)	260	32,196

		68,512

Real Estate Services – 0.7%
RE/MAX Holdings, Inc., Class A (A)	90	2,886
Realogy Holdings Corp. (A)	115	5,689

		8,575

Regional Banks – 1.2%
PNC Financial Services Group, Inc. (The)	111	8,573

COMMON STOCKS (Continued)	Shares	Value
Regional Banks (Continued)
Signature Bank (A)	65	$6,982

		15,555

Research & Consulting Services – 0.5%
Nielsen Holdings N.V.	75	3,442
Verisk Analytics, Inc., Class A (A)	40	2,629

		6,071

Restaurants – 6.9%
Chuy’s Holdings, Inc. (A)	95	3,422
Dunkin’ Brands Group, Inc.	420	20,244
Panera Bread Company, Class A (A)	215	37,988
Starbucks Corporation (C)	360	28,220

		89,874

Semiconductor Equipment – 1.4%
Applied Materials, Inc.	1,050	18,575

Semiconductors – 1.0%
Microchip Technology Incorporated	145	6,489
Micron Technology, Inc. (A)	125	2,720
NXP Semiconductors N.V. (A)	75	3,445

		12,654

Soft Drinks – 0.8%
Coca-Cola Company (The)	240	9,914

Specialty Chemicals – 1.1%
Sherwin-Williams Company (The)	80	14,680

Systems Software – 0.3%
Infolox Inc. (A)	40	1,321
Microsoft Corporation	75	2,807

		4,128

Tobacco – 1.2%
Philip Morris International Inc.	180	15,683

Trading Companies & Distributors – 0.8%
Fastenal Company	210	9,977

Wireless Telecommunication Service – 0.9%
American Tower Corporation, Class A	145	11,574

TOTAL COMMON STOCKS –99.7%		$1,288,942
(Cost: $930,992)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
lululemon athletica inc.:
Call $72.50, Expires 6–20–14	300	$56
Call $75.00, Expires 6–20–14	300	44
S&P 500 Index, Put $1,750.00, Expires 2–21–14	800	752

TOTAL PURCHASED OPTIONS – 0.1%		$852
(Cost: $2,899)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.4%
Wal-Mart Stores, Inc., 0.070%, 1–13–14 (D)	$5,000	5,000

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (E)	913	913

TOTAL SHORT-TERM SECURITIES – 0.5%		$5,913
(Cost: $5,913)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,295,707
(Cost: $939,804)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(3,681)

NET ASSETS – 100.0%		$1,292,026

2013	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands) DECEMBER 31, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple Inc.	N/A	Call	100	January 2014	$600.00	$41	$(15)
	N/A	Call	100	February 2014	650.00	43	(30)
Bed Bath & Beyond Inc.	N/A	Call	200	January 2014	82.50	21	(30)
Biogen Idec Inc.	N/A	Call	100	January 2014	315.00	27	(4)
Canadian Pacific Railway Limited	N/A	Call	100	March 2014	160.00	23	(26)
	N/A	Call	100	March 2014	170.00	11	(8)
Harley-Davidson, Inc.	N/A	Call	200	January 2014	70.00	14	(16)
Harman International Industries, Incorporated	N/A	Put	150	January 2014	55.00	11	(2)
	N/A	Call	150	January 2014	87.50	16	(5)
	N/A	Call	150	April 2014	95.00	27	(24)
	N/A	Call	150	April 2014	100.00	16	(14)
JPMorgan Chase & Co.	N/A	Call	500	February 2014	62.50	15	(15)
Kansas City Southern	N/A	Call	100	March 2014	135.00	20	(13)
	N/A	Call	100	March 2014	140.00	12	(6)
Las Vegas Sands, Inc.	N/A	Call	250	January 2014	82.25	17	(11)
S&P 500 Index	N/A	Put	250	February 2014	1,650.00	324	(87)
Starbucks Corporation	N/A	Call	150	February 2014	90.00	13	(3)

						$651	$(309)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$411,778	$—	$—
Consumer Staples	149,804	—	—
Energy	107,907	—	—
Financials	61,405	—	—
Health Care	170,284	—	—
Industrials	166,639	—	—
Information Technology	163,680	—	—
Materials	45,871	—	—
Telecommunication Services	11,574	—	—
Total Common Stocks	$1,288,942	$—	$—
Purchased Options	808	44	—
Short-Term Securities	—	5,913	—
Total	$1,289,750	$5,957	$—
Liabilities
Written Options	$207	$102	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Asset Strategy Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	80.0%
Consumer Discretionary	35.1%
Financials	18.8%
Information Technology	13.0%
Energy	4.3%
Industrials	3.3%
Health Care	2.5%
Consumer Staples	1.5%
Materials	1.0%
Telecommunication Services	0.5%
Bullion (Gold)	7.4%
Purchased Options	0.1%
Bonds	4.2%
Corporate Debt Securities	3.6%
Loans	0.6%
United States Government and Government Agency Obligations	0.0%
Cash and Cash Equivalents	8.3%

Lipper Rankings

Category: Lipper Global Flexible Portfolio Funds	Rank	Percentile
1 Year	26/467	6
3 Year	26/261	10
5 Year	38/177	22
10 Year	2/70	3

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	39.2%
United States	39.2%
Pacific Basin	30.2%
Japan	13.0%
Hong Kong	9.4%
China	6.4%
Other Pacific Basin	1.4%
Europe	14.9%
United Kingdom	6.1%
Other Europe	8.8%
Bullion (Gold)	7.4%
Cash and Cash Equivalents and Options	8.3%

Top 10 Equity Holdings

Company	Country	Sector
Galaxy Entertainment Group Limited, ADR	Hong Kong	Consumer Discretionary
Sands China Ltd.	China	Consumer Discretionary
Delta Topco Limited	United Kingdom	Consumer Discretionary
Wynn Resorts, Limited	United States	Consumer Discretionary
AIA Group Limited	Hong Kong	Financials
Media Group Holdings, LLC	United States	Consumer Discretionary
CBS Corporation, Class B	United States	Consumer Discretionary
Cisco Systems, Inc.	United States	Information Technology
Phillips 66	United States	Energy
Legend Pictures, LLC	United States	Consumer Discretionary

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	11

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 0.1%
Omnicom Group Inc. (A)	27	$1,971

Aerospace & Defense – 1.0%
Boeing Company (The)	84	11,438
European Aeronautic Defence and Space Company (B)	322	24,745

		36,183

Airlines – 0.3%
Japan Airlines Corporation (B)	242	11,931

Apparel, Accessories & Luxury Goods – 0.5%
Prada S.p.A. (B)	2,032	18,084

Application Software – 1.2%
Adobe Systems Incorporated (A)	95	5,683
Intuit Inc.	518	39,518

		45,201

Asset Management & Custody Banks – 2.6%
Apollo Global Management, LLC	640	20,234
Blackstone Group L.P. (The)	1,446	45,536
KKR & Co. L.P.	1,332	32,416

		98,186

Auto Parts & Equipment – 0.7%
Continental AG (B)	117	25,569

Automobile Manufacturers – 4.1%
Bayerische Motoren Werke AG (B)	282	33,084
DaimlerChrysler AG, Registered Shares (B)	151	13,092
Fuji Heavy Industries Ltd. (B)	739	21,146
Hyundai Motor Company (A)(B)	215	48,253
Renault S.A. (B)	128	10,268
Toyota Motor Corporation (B)	424	25,842

		151,685

Biotechnology – 1.0%
Amgen Inc.	131	14,989
Biogen Idec Inc. (A)	28	7,861
Gilead Sciences, Inc. (A)	175	13,166

		36,016

Brewers – 0.3%
Anheuser-Busch InBev S.A., ADR	106	11,295

Broadcasting – 2.5%
CBS Corporation, Class B	1,449	92,327

Cable & Satellite – 0.9%
British Sky Broadcasting Group plc (B)	568	7,933

COMMON STOCKS (Continued)	Shares	Value
Cable & Satellite (Continued)
Comcast Corporation, Class A	380	$19,747
Time Warner Cable Inc.	56	7,615

		35,295

Casinos & Gaming – 14.4%
Dynam Japan Holdings Co., Ltd. (B)	2,550	8,929
Galaxy Entertainment Group Limited, ADR (B)	25,010	224,320
Sands China Ltd. (B)	22,407	183,060
Wynn Resorts, Limited	625	121,459

		537,768

Communications Equipment – 1.8%
Cisco Systems, Inc. (C)	3,000	67,349

Computer Hardware – 1.0%
Apple Inc. (C)	66	37,258

Construction & Farm Machinery & Heavy Trucks – 0.1%
KION Holding 1 GmbH (A)(B)	67	2,814

Consumer Electronics – 2.3%
Panasonic Corporation (B)	3,698	42,977
Sony Corporation (B)	2,391	41,462

		84,439

Diversified Banks – 5.3%
BNP Paribas (B)	76	5,884
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	6,492	42,780
Mizuho Financial Group, Inc. (B)	21,237	45,981
Sumitomo Mitsui Financial Group, Inc. (B)	828	42,599
Sumitomo Mitsui Trust Holdings, Inc. (B)	7,484	39,371
Wells Fargo & Company	406	18,432

		195,047

Diversified Chemicals – 0.6%
Dow Chemical Company (The)	493	21,907

Electronic Equipment & Instruments – 1.3%
FUJIFILM Holdings Corporation (B)	395	11,176
Hitachi, Ltd. (B)	4,956	37,460

		48,636

Health Care Supply – 0.1%
Abbott Laboratories	138	5,301

Home Entertainment Software – 0.3%
Activision Blizzard, Inc.	694	12,369

Hotels, Resorts & Cruise Lines – 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	560	44,452

COMMON STOCKS (Continued)	Shares	Value
Industrial Conglomerates – 0.5%
Hutchison Whampoa Limited, Ordinary Shares (B)	1,291	$17,548

Integrated Oil & Gas – 0.7%
Occidental Petroleum Corporation	261	24,840

Internet Retail – 0.3%
Amazon.com, Inc. (A)	28	11,126

Internet Software & Services – 1.3%
Tencent Holdings Limited (B)	757	48,259

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The)	165	29,248
Nomura Holdings, Inc. (B)	4,483	34,438
TCS Group Holding plc, GDR (A)(B)(D)	511	7,635

		71,321

IT Consulting & Other Services – 1.7%
Accenture plc, Class A	115	9,480
Cognizant Technology Solutions Corporation, Class A (A)	414	41,819
International Business Machines Corporation	55	10,335

		61,634

Life & Health Insurance – 4.9%
AIA Group Limited (B)	21,407	107,389
MetLife, Inc.	600	32,363
Ping An Insurance (Group) Company of China, Ltd., A Shares (B)	879	6,061
Prudential Financial, Inc.	354	32,655

		178,468

Movies & Entertainment – 8.1%
Delta Topco Limited (A)(E)	104,001	122,668
Legend Pictures, LLC (A)(E)	22	49,792
Media Group Holdings, LLC (A)(E)	43	92,956
News Corporation Limited, Class A	966	33,981

		299,397

Multi-Line Insurance – 2.8%
Allianz AG, Registered Shares (B)	126	22,649
American International Group, Inc.	652	33,299
Axa S.A. (B)	893	24,823
Zurich Financial Services, Registered Shares (B)	68	19,705

		100,476

12	SEMIANNUAL REPORT	2013

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Office Electronics – 1.1%
Canon Inc. (B)	1,066	$33,699
Ricoh Company, Ltd. (B)	541	5,743

		39,442

Oil & Gas Exploration & Production – 1.1%
ConocoPhillips	554	39,168

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	703	54,234

Oil & Gas Storage & Transportation – 1.1%
Plains GP Holdings, L.P., Class A (A)	1,503	40,238

Other Diversified Financial Services – 0.6%
Citigroup Inc.	178	9,286
ING Groep N.V., Certicaaten Van Aandelen (A)(B)	1,020	14,167

		23,453

Pharmaceuticals – 1.4%
AstraZeneca plc (B)	137	8,092
Pfizer Inc.	1,133	34,692
Roche Holdings AG, Genusscheine (B)	33	9,079

		51,863

Property & Casualty Insurance – 0.1%
ACE Limited	35	3,613
Allstate Corporation (The)	32	1,745

		5,358

Railroads – 0.4%
Central Japan Railway Company (B)	114	13,449

Reinsurance – 0.6%
Swiss Re Ltd (B)	229	21,072

Research & Consulting Services – 1.0%
Nielsen Holdings N.V.	903	41,434

Semiconductor Equipment – 1.4%
Applied Materials, Inc. (C)	1,296	22,924
ASML Holding N.V., Ordinary Shares (B)	310	29,056

		51,980

Semiconductors – 0.9%
Samsung Electronics Co., Ltd. (B)	7	9,230
Texas Instruments Incorporated	564	24,783

		34,013

Specialty Chemicals – 0.4%
LyondellBasell Industries N.V., Class A	196	15,719

Systems Software – 1.0%
Microsoft Corporation	560	20,957

COMMON STOCKS (Continued)	Shares	Value
Systems Software (Continued)
Oracle Corporation	466	$17,810

		38,767

Tobacco – 1.2%
Philip Morris International Inc.	517	45,038

Wireless Telecommunication Service – 0.5%
NTT DoCoMo, Inc. (B)	1,204	19,727

TOTAL COMMON STOCKS –80.0%		$2,969,107
(Cost: $1,981,221)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.,
Call $575.00, Expires 1–17–14, OTC (Ctrpty: Goldman Sachs International)	362	211
Applied Materials, Inc.,
Call $19.00, Expires 1–17–14, OTC (Ctrpty: Barclays Bank plc)	1,936	8
Cisco Systems, Inc.,
Call $22.00, Expires 1–17–14, OTC (Ctrpty: Deutsche Bank AG)	4,306	217
FTSE 100 Index:
Call GBP6,650.00, Expires 3–21–14, OTC (Ctrpty: Barclays Bank plc) (F)	511	1,464
Call GBP6,700.00, Expires 6–20–14, OTC (Ctrpty: Barclays Bank plc) (F)	511	1,703
iShares FTSE China 25 Index Fund,
Call $42.00, Expires 1–17–14, OTC (Ctrpty: Barclays Bank plc)	4,303	11

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Nikkei 225 Index,
Call JPY15,500.00, Expires 1–10–14, OTC (Ctrpty: Citibank N.A.) (F)	161	$1,078
SPDR Gold Shares, ETF,
Put $118.00, Expires 2–21–14	242	106

TOTAL PURCHASED OPTIONS – 0.1%		$4,798
(Cost: $3,349)

CORPORATE DEBT SECURITIES	Principal
Movies & Entertainment – 3.6%
Circuit of the Americas LLC, Series A,
16.000%, 7–31–18	$5,000	3,500
Circuit of the Americas LLC, Series B,
16.000%, 7–31–18 (G)	5,938	4,156
Delta Topco Limited,
10.000%, 11–24–60 (E)(G)	85,989	85,990
Legendary Pictures Funding, LLC and Legendary Finance, Inc.,
8.000%, 3–15–18	41,100	41,100

		134,746

TOTAL CORPORATE DEBT SECURITIES – 3.6%		$134,746
(Cost: $139,001)

LOANS
Movies & Entertainment – 0.6%
Circuit of the Americas LLC, 6.000%, 6–30–17 (H)	1,300	1,300
Formula One Holdings Ltd. and Alpha Topco Limited, 9.250%, 10–16–19 (H)	20,800	21,658

		22,958

TOTAL LOANS – 0.6%		$22,958
(Cost: $21,833)

2013	SEMIANNUAL REPORT	13

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (I)	$183	$5
5.000%, 4–15–19 (I)	43	—	*
5.500%, 3–15–23 (I)	292	30
5.500%, 10–15–25 (I)	1,647	236
5.500%, 5–15–33 (I)	885	174
6.000%, 11–15–35 (I)	639	121
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	447	59
5.000%, 11–25–23 (I)	43	—	*
5.500%, 8–25–33 (I)	986	190
5.500%, 12–25–33 (I)	1,040	99
5.500%, 4–25–34 (I)	1,355	253
5.500%, 11–25–36 (I)	1,621	298
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (I)	456	26
5.000%, 7–20–33 (I)	106	5
5.500%, 11–20–33 (I)	575	34
5.500%, 7–20–35 (I)	519	94

		1,624

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,624
(Cost: $5,241)
BULLION – 7.4%	Troy Ounces
Gold	229	$275,767

(Cost: $267,417)

SHORT-TERM SECURITIES	Principal	Value
Certificate Of Deposit – 0.2%
Banco del Estado de Chile:
0.200%, 3–3–14	$5,000	5,000
0.200%, 3–11–14	4,400	4,400

		9,400

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper – 5.8%
Air Products and Chemicals, Inc.,
0.170%, 2–19–14 (J)	$10,000	$9,998
Coca–Cola Company (The),
0.090%, 3–6–14 (J)	10,000	9,998
Danaher Corporation,
0.090%, 1–16–14 (J)	8,000	8,000
Exxon Mobil Corporation:
0.010%, 1–2–14 (J)	11,000	11,000
0.060%, 1–16–14 (J)	10,000	10,000
0.050%, 1–27–14 (J)	5,000	5,000
Federal Home Loan Bank,
0.070%, 2–7–14 (J)	10,000	9,999
General Mills, Inc.,
0.150%, 1–9–14 (J)	8,000	8,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.160%, 1–9–14 (J)	8,000	8,000
ICICI Bank Limited (GTD by Wells Fargo Bank, N.A.),
0.140%, 1–21–14 (J)	15,000	14,999
Illinois Tool Works Inc.,
0.080%, 1–8–14 (J)	7,000	7,000
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.100%, 1–16–14 (J)	8,000	8,000
L Air Liquide S.A.,
0.180%, 1–31–14 (J)	10,000	9,998
Nestle Finance International Ltd. (GTD by Nestle S.A.):
0.070%, 1–8–14 (J)	15,000	15,000
0.090%, 2–13–14 (J)	3,750	3,750
Pfizer Inc.:
0.070%, 3–10–14 (J)	20,000	19,996
0.070%, 3–12–14 (J)	5,000	4,999
Toronto–Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank),
0.120%, 2–4–14 (J)	10,000	9,999

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Unilever Capital Corporation (GTD by Unilever N.V.),
0.020%, 1–3–14 (J)	$20,436	$20,435
Wal–Mart Stores, Inc.:
0.060%, 1–6–14 (J)	5,000	5,000
0.070%, 1–9–14 (J)	3,000	3,000
0.070%, 1–13–14 (J)	10,000	10,000

		212,171

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (K)	2,346	2,346

Municipal Obligations – Taxable – 0.3%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.020%, 1–1–14 (K)	12,000	12,000
NYC GO Bonds, Fiscal 2008 Series L–4,
0.030%, 1–1–14 (K)	1,000	1,000

		13,000

TOTAL SHORT-TERM SECURITIES – 6.4%		$236,917
(Cost: $236,918)

TOTAL INVESTMENT SECURITIES – 98.1%		$3,645,917
(Cost: $2,654,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		71,804

NET ASSETS – 100.0%		$3,717,721

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $7,635 or 0.2% of net assets.

14	SEMIANNUAL REPORT	2013

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands) DECEMBER 31, 2013 (UNAUDITED)

(E)	Restricted securities. At December 31, 2013, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Delta Topco Limited	1–23–12 to 5–1–12	104,001	$70,318	$122,668
Legend Pictures, LLC	12–18–12	22	41,637	49,792
Media Group Holdings, LLC	4–23–13	43	92,956	92,956

		Principal

Delta Topco Limited, 10.000%, 11-24-60	1–23–12 to 6–18–12	$85,989	86,963	85,990

			$291,874	$351,406

The total value of these securities represented 9.5% of net assets at December 31, 2013.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (GBP – British Pound and JPY – Japanese Yen).

(G)	Payment-in-kind bonds.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at December 31, 2013.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	UBS AG	2,871,219	1–27–14	$1,183	$—
Sell	Japanese Yen	Goldman Sachs International	3,034,430	1–27–14	1,268	—
Sell	Japanese Yen	Citibank N.A.	4,624,863	1–27–14	1,914	—
Sell	Japanese Yen	Morgan Stanley International	8,258,763	1–27–14	3,407	—
Sell	Japanese Yen	Barclays Capital, Inc.	10,516,418	1–27–14	4,289	—
Sell	Japanese Yen	Deutsche Bank AG	15,376,981	1–27–14	6,365	—

					$18,426	$—

The following futures contracts were outstanding at December 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
Gold 100 oz Future Feb 14	Short	2–26–14	1,332	$(160,346)	$5,083

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple Inc.	Goldman Sachs International	Call	362	January 2014	$600.00	$224	$(55)
Applied Materials, Inc.	Barclays Bank plc	Call	1,936	January 2014	21.00	21	(2)
	Barclays Bank plc	Put	1,100	January 2014	27.00	50	(1)
Cisco Systems, Inc.	Deutsche Bank AG	Call	6,459	January 2014	24.00	32	(10)
FTSE 100 Index	Barclays Bank plc	Put	511	March 2014	GBP6,000.00	429	(184)
	Barclays Bank plc	Call	511	March 2014	6,950.00	183	(376)
	Barclays Bank plc	Put	511	June 2014	5,900.00	896	(506)
Nikkei 225 Index	Citibank N.A.	Put	161	January 2014	JPY13,500.00	250	(5)
SPDR Gold Shares, ETF	N/A	Call	242	February 2014	$118.00	103	(60)

						$2,188	$(1,199)

2013	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,036,698	$—	$265,416
Consumer Staples	56,333	—	—
Energy	158,480	—	—
Financials	685,745	7,635	—
Health Care	93,180	—	—
Industrials	123,359	—	—
Information Technology	484,908	—	—
Materials	37,626	—	—
Telecommunication Services	19,727	—	—
Total Common Stocks	$2,696,056	$7,635	$265,416
Purchased Options	106	4,692	—
Corporate Debt Securities	—	—	134,746
Loans	—	—	22,958
United States Government Agency Obligations	—	1,624	—
Bullion	275,767	—	—
Short-Term Securities	—	236,917	—
Total	$2,971,929	$250,868	$423,120
Forward Foreign Currency Contracts	$—	$18,428	$—
Futures Contracts	$5,083	$—	$—

Liabilities
Written Options	$60	$1,139	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 7-1-13	$164,653	$136,509	$23,213
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	22,520	(2,211)	(172)
Purchases	78,243	448	—
Sales	—	—	(100)
Amortization/Accretion of premium/discount	—	—	17
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 12-31-13	$265,416	$134,746	$22,958
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-13	$22,520	$(2,211)	$(172)

16	SEMIANNUAL REPORT	2013

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 12-31-13	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$172,460	Market comparable companies	Price-earnings ratio	43x to 55	x
		Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5%
			Illiquidity discount	7.5 to 10%
	92,956	Purchase price	Purchase price	$2,147.47
Corporate Debt Securities	7,656	Broker quotes	Broker quotes	70
	85,990	Market comparable companies	Price-earnings ratio	43	x
		Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.5%
			Illiquidity discount	7.5%
	41,100	Purchase price	Purchase price	100
Loans	22,958	Third-party valuation service	Broker quotes	100 to 104.125

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital of illiquidity discount inputs could result in a lower fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GDR = Global Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	39.2%
Japan	13.0%
Hong Kong	9.4%
China	6.4%
United Kingdom	6.1%
Germany	2.7%
France	1.9%
Netherlands	1.5%
South Korea	1.4%
Switzerland	1.4%
Other Countries	1.3%
Other+	15.7%

+Includes gold bullion, options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	17

PORTFOLIO HIGHLIGHTS

Continental Income Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	72.2%
Consumer Discretionary	15.2%
Industrials	13.9%
Financials	9.0%
Energy	8.8%
Consumer Staples	8.2%
Information Technology	7.9%
Health Care	5.0%
Materials	4.2%
Bonds	23.7%
Corporate Debt Securities	19.9%
United States Government and Government Agency Obligations	3.6%
Other Government Securities	0.2%
Cash and Cash Equivalents	4.1%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	76/573	14
3 Year	32/510	7
5 Year	239/474	51
10 Year	15/289	6

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Limited Brands, Inc.	Consumer Discretionary
Anheuser-Busch InBev S.A., ADR	Consumer Staples
PNC Financial Services Group, Inc. (The)	Financials
Pentair, Inc.	Industrials
Boeing Company (The)	Industrials
Citigroup Inc.	Financials
JPMorgan Chase & Co.	Financials
Harley-Davidson, Inc.	Consumer Discretionary
CBS Corporation, Class B	Consumer Discretionary
Estee Lauder Companies, Inc. (The), Class A	Consumer Staples

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

18	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 4.6%
Boeing Company (The)	141	$19,286
Honeywell International Inc.	185	16,940
Precision Castparts Corp.	63	17,047

		53,273

Apparel Retail – 2.0%
Limited Brands, Inc.	402	24,871

Application Software – 1.3%
Intuit Inc.	192	14,615

Asset Management & Custody Banks – 1.4%
Northern Trust Corporation	267	16,506

Brewers – 2.0%
Anheuser-Busch InBev S.A., ADR	220	23,411

Broadcasting – 1.6%
CBS Corporation, Class B	284	18,102

Cable & Satellite – 2.6%
Comcast Corporation, Class A	262	13,625
Time Warner Cable Inc.	130	17,548

		31,173

Communications Equipment – 1.1%
Cisco Systems, Inc.	590	13,239

Computer Hardware – 1.4%
Apple Inc.	29	16,328

Construction & Farm Machinery & Heavy Trucks – 1.4%
Cummins Inc.	118	16,620

Distillers & Vintners – 2.2%
Brown-Forman Corporation, Class B	237	17,879
Constellation Brands, Inc. (A)	129	9,044

		26,923

Diversified Chemicals – 2.6%
Dow Chemical Company (The)	385	17,099
PPG Industries, Inc.	67	12,764

		29,863

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	136	16,093

Fertilizers & Agricultural Chemicals – 0.9%
Monsanto Company	94	10,979

Health Care Equipment – 1.3%
Covidien plc	214	14,601

COMMON STOCKS (Continued)	Shares	Value
Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	213	$17,538

Hotels, Resorts & Cruise Lines – 1.2%
Hyatt Hotels Corporation, Class A (A)	273	13,522

Household Products – 1.2%
Colgate-Palmolive Company	209	13,642

Industrial Conglomerates – 1.3%
3M Company	107	14,965

Industrial Machinery – 3.1%
Pall Corporation	193	16,430
Pentair, Inc.	255	19,821

		36,251

Integrated Oil & Gas – 1.1%
Exxon Mobil Corporation	129	13,055

Internet Retail – 1.5%
Amazon.com, Inc. (A)	45	17,746

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corporation, Class A (A)	172	17,339

Managed Health Care – 1.0%
UnitedHealth Group Incorporated	150	11,272

Motorcycle Manufacturers – 1.6%
Harley-Davidson, Inc.	263	18,217

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	468	16,207

Multi-Line Insurance – 1.4%
American International Group, Inc.	321	16,377

Oil & Gas Equipment & Services – 2.7%
National Oilwell Varco, Inc.	212	16,837
Schlumberger Limited	157	14,174

		31,011

Oil & Gas Exploration & Production – 2.1%
Cabot Oil & Gas Corporation	197	7,628
ConocoPhillips	239	16,864

		24,492

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	227	17,489

Oil & Gas Storage & Transportation – 1.4%
Plains GP Holdings, L.P., Class A (A)	267	7,150

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation (Continued)
Regency Energy Partners LP	334	$8,758

		15,908

Other Diversified Financial Services – 3.4%
Citigroup Inc.	369	19,203
JPMorgan Chase & Co.	326	19,076

		38,279

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Company	165	13,787

Personal Products – 1.6%
Estee Lauder Companies, Inc. (The), Class A	240	18,092

Pharmaceuticals – 2.7%
GlaxoSmithKline plc, ADR	272	14,501
Johnson & Johnson	191	17,530

		32,031

Property & Casualty Insurance – 1.1%
Travelers Companies, Inc. (The)	143	12,911

Publishing – 0.9%
Pearson plc (B)	475	10,557

Railroads – 1.4%
Union Pacific Corporation	99	16,649

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	260	20,132

Research & Consulting Services – 0.7%
Verisk Analytics, Inc., Class A (A)	125	8,235

Restaurants – 0.9%
Starbucks Corporation	130	10,222

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	967	17,104

Semiconductors – 1.2%
Microchip Technology Incorporated	309	13,814

Specialty Chemicals – 0.7%
Sherwin-Williams Company (The)	46	8,349

TOTAL COMMON STOCKS – 72.2%		$841,790
(Cost: $578,628)

2013	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense – 0.2%
General Dynamics Corporation,
1.000%, 11–15–17	$1,000	$969
Northrop Grumman Corporation,
1.750%, 6–1–18	950	926

		1,895

Apparel Retail – 0.3%
Limited Brands, Inc.:
6.625%, 4–1–21	2,915	3,198
5.625%, 2–15–22	744	761

		3,959

Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (C)	2,000	1,992

Asset Management & Custody Banks – 0.2%
Ares Capital Corporation,
4.875%, 11–30–18	2,000	2,046

Auto Parts & Equipment – 0.1%
Delphi Corporation,
5.000%, 2–15–23	808	831

Automobile Manufacturers – 1.0%
Ford Motor Company, Convertible,
4.250%, 11–15–16	4,000	7,379
Hyundai Capital America,
2.875%, 8–9–18 (C)	1,200	1,204
Toyota Motor Credit Corporation:
0.529%, 5–17–16 (D)	1,000	1,003
2.050%, 1–12–17	500	511
2.000%, 10–24–18	2,000	1,998

		12,095

Banking – 1.2%
BB&T Corporation,
1.450%, 1–12–18	2,200	2,141
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	1,350	1,373
HSBC USA Inc.,
1.625%, 1–16–18	1,200	1,183
Swedbank AB (publ),
1.750%, 3–12–18 (C)	3,270	3,211
Wells Fargo & Company,
2.150%, 1–15–19	1,500	1,494
Westpac Banking Corporation,
2.250%, 7–30–18	4,000	4,013

		13,415

Biotechnology – 0.2%
Amgen Inc.,
2.125%, 5–15–17	2,250	2,278

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Brewers – 0.2%
Heineken N.V.,
1.400%, 10–1–17 (C)	$750	$735
SABMiller Holdings Inc.,
2.200%, 8–1–18 (C)	1,800	1,797

		2,532

Broadcasting – 0.1%
Discovery Communications, LLC,
3.300%, 5–15–22	900	851

Cable & Satellite – 0.2%
DIRECTV Holdings LLC,
2.400%, 3–15–17	750	763
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	525
Pearson Funding Five plc,
3.250%, 5–8–23 (C)	800	720

		2,008

Communications Equipment – 0.0%
Cisco Systems, Inc.,
2.900%, 11–17–14	500	511

Consumer Finance – 1.2%
American Express Credit Corporation,
2.125%, 7–27–18	1,150	1,151
American Honda Finance Corporation:
0.612%, 5–26–16 (C)(D)	1,000	1,002
2.125%, 10–10–18	1,200	1,194
Capital One Bank USA N.A.,
2.150%, 11–21–18	1,500	1,491
Capital One Financial Corporation,
1.000%, 11–6–15	1,000	1,000
Charles Schwab Corporation (The),
2.200%, 7–25–18	700	702
Discover Bank,
2.000%, 2–21–18	1,650	1,620
Ford Motor Credit Company LLC,
3.875%, 1–15–15	500	516
General Motors Financial Company, Inc.,
2.750%, 5–15–16 (C)	966	978
SLM Corporation,
4.875%, 6–17–19	1,500	1,494
Total System Services, Inc.,
2.375%, 6–1–18	2,400	2,335
USAA Capital Corporation,
1.050%, 9–30–14 (C)	500	502

		13,985

Data Processing & Outsourced Services –0.1%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,451

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Distillers & Vintners – 0.4%
Beam Inc.:
1.875%, 5–15–17	$900	$898
1.750%, 6–15–18	750	731
Brown–Forman Corporation,
1.000%, 1–15–18	1,000	964
Constellation Brands, Inc.,
3.750%, 5–1–21	2,322	2,182

		4,775

Distributors – 0.0%
LKQ Corporation,
4.750%, 5–15–23 (C)	607	565

Diversified Banks – 2.2%
Bank of America Corporation:
1.066%, 3–22–16 (D)	2,000	2,014
2.000%, 1–11–18	2,100	2,095
Bank of New York Mellon Corporation (The):
1.500%, 1–31–14	1,250	1,251
2.100%, 1–15–19	3,500	3,468
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,000	1,943
2.050%, 10–30–18	3,150	3,119
Barclays Bank plc,
2.375%, 1–13–14	600	600
BNP Paribas,
2.700%, 8–20–18	2,000	2,036
BNP Paribas S.A.,
5.186%, 6–29–49 (C)(D)	2,200	2,247
National Australia Bank Ltd.:
0.900%, 1–20–16	500	500
2.300%, 7–25–18	2,000	2,012
Nordea Bank AB,
1.625%, 5–15–18 (C)	2,990	2,920
Societe Generale,
2.625%, 10–1–18	2,000	2,017
Wells Fargo & Company,
1.500%, 1–16–18	750	745

		26,967

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3–30–15	750	774

Diversified Chemicals – 0.2%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,218
E.I. du Pont de Nemours and Company,
3.250%, 1–15–15	1,000	1,029

		2,247

Diversified Metals & Mining – 0.1%
Freeport–McMoRan Copper & Gold Inc.,
2.375%, 3–15–18	400	399

20	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining (Continued)
Teck Resources,
3.000%, 3–1–19	$1,200	$1,203

		1,602

Drug Retail – 0.2%
CVS Caremark Corporation,
3.250%, 5–18–15	2,000	2,067

Education Services – 0.0%
Yale University,
2.900%, 10–15–14	498	508

Electric Utilities – 0.4%
PPL Energy Supply, LLC,
4.600%, 12–15–21	2,100	2,015
Southern Company, (The),
2.450%, 9–1–18	2,050	2,081

		4,096

Environmental & Facilities Services – 0.4%
Ecolab Inc.,
1.450%, 12–8–17	3,925	3,834
Republic Services, Inc.,
5.000%, 3–1–20	500	548

		4,382

Fertilizers & Agricultural Chemicals – 0.0%
Monsanto Company,
2.750%, 4–15–16	500	521

Finance – Other – 0.1%
Intercontinental Exchange Group, Inc.,
2.500%, 10–15–18	1,200	1,208

Food Distributors – 0.4%
Campbell Soup Company,
2.500%, 8–2–22	900	793
ConAgra Foods, Inc.:
1.300%, 1–25–16	250	250
1.900%, 1–25–18	2,498	2,451
General Mills, Inc.,
0.537%, 1–29–16 (D)	250	250
Kroger Co. (The),
2.300%, 1–15–19	1,500	1,492

		5,236

Health Care Equipment – 0.0%
Stryker Corporation,
2.000%, 9–30–16	500	514

Health Care Services – 0.2%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,074

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8–15–16	750	772
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18 (C)	250	245

		1,017

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supply – 0.2%
C.R. Bard, Inc.,
1.375%, 1–15–18	$2,800	$2,700

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,000	928

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corporation,
3.375%, 7–15–23	250	229

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	231

Hypermarkets & Super Centers – 0.1%
Wal–Mart Stores, Inc.,
2.875%, 4–1–15	875	902

Independent Finance – 0.0%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	500	486

Industrial Conglomerates – 0.1%
General Electric Capital Corporation,
0.959%, 4–2–18 (D)	1,500	1,512

Industrial Gases – 0.4%
Praxair, Inc.:
1.250%, 11–7–18	3,726	3,560
3.000%, 9–1–21	500	490

		4,050

Industrial Machinery – 0.5%
Eaton Corporation,
0.573%, 6–16–14 (D)	750	751
Ingersoll–Rand Global Holding Company Limited,
2.875%, 1–15–19 (C)	4,105	4,043

		4,794

Integrated Telecommunication Services – 0.4%
Verizon Communications Inc.:
3.650%, 9–14–18	1,600	1,693
5.150%, 9–15–23	2,500	2,680

		4,373

Internet Retail – 0.1%
Amazon.com, Inc.,
0.650%, 11–27–15	750	750

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The):
1.600%, 11–23–15	1,000	1,011
2.900%, 7–19–18	1,200	1,221
Morgan Stanley,
2.125%, 4–25–18	2,000	1,981

		4,213

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
IT Consulting & Other Services – 0.2%
Baidu, Inc.,
3.250%, 8–6–18	$700	$707
International Business Machines Corporation,
0.222%, 2–4–15 (D)	1,250	1,249

		1,956

Leisure Products – 0.0%
Mattel, Inc.,
2.500%, 11–1–16	500	513

Life & Health Insurance – 0.5%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (C)	1,000	1,000
5.125%, 6–10–14 (C)	1,500	1,531
2.500%, 9–29–15 (C)	1,500	1,545
Prudential Financial, Inc.:
4.750%, 9–17–15	1,000	1,066
2.300%, 8–15–18	800	795

		5,937

Managed Health Care – 0.4%
WellPoint, Inc.,
1.875%, 1–15–18	4,800	4,744

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Limited and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	1,164	1,219

Movies & Entertainment – 0.2%
News American Incorporated,
3.000%, 9–15–22	2,000	1,877
Viacom Inc.,
2.500%, 9–1–18	800	806

		2,683

Multi–Utilities – 0.1%
Origin Energy Finance Limited,
3.500%, 10–9–18 (C)	1,200	1,205

Office Electronics – 0.1%
Xerox Corporation,
4.250%, 2–15–15	1,000	1,037

Oil & Gas – 0.8%
Buckeye Partners, L.P.,
2.650%, 11–15–18	3,300	3,250
ConocoPhillips Company,
1.050%, 12–15–17	3,200	3,121
Devon Energy Corporation,
2.250%, 12–15–18	1,500	1,483
Total Capital Canada Ltd.,
1.450%, 1–15–18	1,450	1,433

		9,287

Oil & Gas Drilling – 0.1%
Transocean Inc.,
2.500%, 10–15–17	1,500	1,515

2013	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Equipment & Services – 0.1%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	$250	$246
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (C)	500	489
Schlumberger S.A. (GTD by Schlumberger Ltd.),
2.650%, 1–15–16 (C)	500	516

		1,251

Oil & Gas Exploration & Production – 0.4%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	2,850	2,857
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,032
ONEOK Partners, L.P.,
3.200%, 9–15–18	700	715

		4,604

Oil & Gas Storage & Transportation – 0.2%
Kinder Morgan Energy Partners, L.P.,
2.650%, 2–1–19	1,850	1,828

Other Diversified Financial Services – 1.0%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton plc and BHP Billiton Limited),
2.050%, 9–30–18	700	700
Citigroup Inc.,
1.250%, 1–15–16	250	251
Daimler Finance North America LLC,
2.375%, 8–1–18 (C)	2,250	2,243
JPMorgan Chase & Co.:
0.689%, 4–23–15 (D)	2,000	2,004
1.100%, 10–15–15	1,500	1,506
3.450%, 3–1–16	2,000	2,097
3.150%, 7–5–16	750	786
7.900%, 4–29–49 (D)	1,000	1,103
Total Capital,
2.125%, 8–10–18	1,200	1,204

		11,894

Packaged Foods & Meats – 0.4%
Kellogg Company,
4.450%, 5–30–16	1,000	1,079
Kraft Foods Inc.,
4.125%, 2–9–16	2,000	2,120
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,040

		4,239

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	1,200	1,084

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Personal Products (Continued)
Kimberly–Clark Corporation, 0.361%, 5–15–16 (D)	$750	$750

		1,834

Pharmaceuticals – 0.5%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	5,000	5,018

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corporation,
2.000%, 8–15–18	1,200	1,200
Berkshire Hathaway Inc.,
1.550%, 2–9–18	250	247

		1,447

Railroads – 0.1%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	900	852
Kansas City Southern de Mexico, S.A. de C.V.,
2.350%, 5–15–20	800	744

		1,596

Regional Banks – 0.3%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	750	754
PNC Bank, N.A.,
0.800%, 1–28–16	250	249
SunTrust Banks, Inc.,
2.350%, 11–1–18	2,800	2,784

		3,787

Restaurants – 0.0%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	528

Retail Stores – 0.1%
Dollar General Corporation:
4.125%, 7–15–17	450	478
1.875%, 4–15–18	750	725

		1,203

Semiconductors – 0.1%
Broadcom Corporation,
2.700%, 11–1–18	750	759

Soft Drinks – 0.5%
PepsiCo, Inc.:
0.700%, 8–13–15	1,500	1,502
2.250%, 1–7–19	4,750	4,762

		6,264

Specialized Finance – 0.1%
PACCAR Financial Corp.,
0.378%, 5–5–15 (D)	750	751

Specialty Chemicals – 0.1%
RPM International Inc.,
3.450%, 11–15–22	750	684

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Chemicals (Continued)
Sherwin–Williams Company (The),
1.350%, 12–15–17	$250	$243

		927

Systems Software – 0.2%
CA, Inc.,
2.875%, 8–15–18	2,000	1,994

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	1,000	989
2.350%, 2–26–19	600	587

		1,576

Wireless – 0.0%
Virgin Media Finance plc,
4.875%, 2–15–22	298	259

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	2,500	2,581
American Tower Corporation:
4.625%, 4–1–15	1,500	1,569
4.700%, 3–15–22	1,140	1,138
Crown Castle International Corp.,
5.250%, 1–15–23	1,171	1,148

		6,436

TOTAL CORPORATE DEBT SECURITIES – 19.9%		$231,861
(Cost: $227,511)

OTHER GOVERNMENT SECURITIES
Canada – 0.0%
TransCanada PipeLines Ltd,
0.750%, 1–15–16	250	249

Supranational – 0.2%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	1,650	1,698

TOTAL OTHER GOVERNMENT SECURITIES – 0.2%		$1,947
(Cost: $1,897)

22	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 0.2%
National Archives Facility Trust,
8.500%, 9–1–19	$1,999	$2,396

Mortgage–Backed Obligations – 0.2%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	67	75
6.500%, 1–1–32	80	91
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	478	508
4.500%, 9–1–19	1,060	1,127
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	535	566
6.500%, 8–15–28	61	68

		2,435

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.4%		$4,831
(Cost: $4,275)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 3.2%
United States Treasury Notes:
4.250%, 11–15–14	$10,000	$10,353
4.250%, 8–15–15	15,000	15,957
0.375%, 1–15–16	3,000	2,999
0.625%, 7–15–16	3,500	3,504
0.875%, 1–31–17	4,000	4,004

		36,817

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.2%		$36,817
(Cost: $35,449)

SHORT-TERM SECURITIES
Commercial Paper – 3.5%
Bank of Nova Scotia,
0.190%, 3–26–14 (E)	5,000	4,998
Danaher Corporation,
0.110%, 1–17–14 (E)	5,042	5,041
Exxon Mobil Corporation,
0.020%, 1–6–14 (E)	5,000	5,000
Federal Home Loan Bank,
0.050%, 2–24–14 (E)	3,000	3,000
General Mills, Inc.,
0.140%, 1–6–14 (E)	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Kellogg Co.,
0.130%, 1–8–14 (E)	$3,369	$3,369
St. Jude Medical, Inc.,
0.160%, 1–24–14 (E)	4,000	4,000
Wal–Mart Stores, Inc.,
0.070%, 1–7–14 (E)	10,000	9,999

		40,407

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (F)	3,409	3,409

TOTAL SHORT-TERM SECURITIES – 3.8%		$43,816
(Cost: $43,817)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,161,062
(Cost: $891,577)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,921

NET ASSETS – 100.0%		$1,163,983

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $36,927 or 3.2% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.

(E)	Rate shown is the yield to maturity at December 31, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$841,790	$—	$—
Corporate Debt Securities	—	231,861	—
Other Government Securities	—	1,947	—
United States Government Agency Obligations	—	4,831	—
United States Government Obligations	—	36,817	—
Short-Term Securities	—	43,816	—
Total	$841,790	$319,272	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	23

PORTFOLIO HIGHLIGHTS

Core Investment Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Consumer Discretionary	25.1%
Industrials	16.4%
Information Technology	16.0%
Financials	10.4%
Health Care	9.8%
Consumer Staples	9.0%
Energy	7.2%
Materials	5.2%
Cash and Cash Equivalents	0.9%

Lipper Rankings

Category: Lipper Large-Cap Core Funds	Rank	Percentile
1 Year	274/918	30
3 Year	105/829	13
5 Year	89/764	12
10 Year	21/516	5

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Canadian Pacific Railway Limited	Industrials
Bank of America Corporation	Financials
American International Group, Inc.	Financials
Pentair, Inc.	Industrials
Citigroup Inc.	Financials
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Applied Materials, Inc.	Information Technology
MasterCard Incorporated, Class A	Information Technology
Harley-Davidson, Inc.	Consumer Discretionary
Phillips 66	Energy

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

24	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel Retail – 0.7%
Limited Brands, Inc.	495	$30,628

Apparel, Accessories & Luxury Goods – 2.0%
Polo Ralph Lauren Corporation	478	84,436

Application Software – 2.6%
Adobe Systems Incorporated (A)	1,790	107,179

Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (A)	525	69,816
Biogen Idec Inc. (A)	196	54,943

		124,759

Brewers – 3.1%
Anheuser–Busch InBev S.A., ADR	1,214	129,221

Broadcasting – 2.7%
CBS Corporation, Class B	1,755	111,860

Cable & Satellite – 5.1%
Comcast Corporation, Class A	2,090	108,591
Time Warner Cable Inc.	732	99,240

		207,831

Communications Equipment – 1.5%
F5 Networks, Inc. (A)	464	42,150
Nokia Corporation, Series A, ADR	2,591	21,010

		63,160

Construction & Farm Machinery & Heavy Trucks – 2.6%
Cummins Inc.	757	106,728

Consumer Electronics – 1.4%
Harman International Industries, Incorporated	727	59,538

Data Processing & Outsourced Services – 3.0%
MasterCard Incorporated, Class A	150	125,068

Diversified Banks – 3.8%
Bank of America Corporation	10,085	157,021

Diversified Chemicals – 3.7%
Dow Chemical Company (The)	2,329	103,426
PPG Industries, Inc.	262	49,672

		153,098

Footwear – 1.1%
NIKE, Inc., Class B	590	46,366

COMMON STOCKS (Continued)	Shares	Value
Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	927	$76,304

Hypermarkets & Super Centers – 1.6%
Costco Wholesale Corporation	575	68,431

Industrial Machinery – 6.1%
Pall Corporation	1,394	118,944
Pentair, Inc.	1,722	133,716

		252,660

Internet Retail – 1.2%
Amazon.com, Inc. (A)	126	50,248

Internet Software & Services – 2.7%
Facebook, Inc., Class A (A)	1,515	82,815
LinkedIn Corporation, Class A (A)	145	31,419

		114,234

IT Consulting & Other Services – 0.9%
Teradata Corporation (A)	829	37,698

Motorcycle Manufacturers – 3.0%
Harley–Davidson, Inc.	1,799	124,585

Movies & Entertainment – 2.6%
Twenty–First Century Fox, Inc.	3,172	109,758

Multi-Line Insurance – 3.4%
American International Group, Inc.	2,773	141,541

Oil & Gas Equipment & Services – 2.3%
National Oilwell Varco, Inc.	1,219	96,939

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	1,179	80,288

Oil & Gas Refining & Marketing – 3.0%
Phillips 66	1,609	124,127

Other Diversified Financial Services – 3.2%
Citigroup Inc.	2,554	133,099

Packaged Foods & Meats – 1.5%
Mead Johnson Nutrition Company	735	61,538

Pharmaceuticals – 6.8%
Bristol–Myers Squibb Company	1,880	99,907
Pfizer Inc.	2,973	91,075
Shire Pharmaceuticals Group plc, ADR	665	93,887

		284,869

COMMON STOCKS (Continued)	Shares	Value
Railroads –6.0%
Canadian Pacific Railway Limited	1,043	$157,843
Kansas City Southern	788	97,553

		255,396

Research & Consulting Services – 1.7%
Nielsen Holdings N.V.	1,506	69,116

Restaurants – 3.5%
Chipotle Mexican Grill, Inc., Class A (A)	143	76,134
YUM! Brands, Inc.	902	68,178

		144,312

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	7,270	128,613

Semiconductors – 2.2%
Texas Instruments Incorporated	2,075	91,126

Specialty Chemicals –1.5%
LyondellBasell Industries N.V., Class A	797	64,007

Tobacco –2.8%
Philip Morris International Inc.	1,325	115,452

TOTAL COMMON STOCKS – 99.1%		$4,131,234
(Cost: $2,953,600)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
Bemis Company, Inc., 0.250%, 1–24–14 (B)	$2,000	2,000
Coca–Cola Company (The), 0.050%, 1–3–14 (B)	10,000	9,999
Exxon Mobil Corporation, 0.020%, 1–6–14 (B)	1,697	1,697
McCormick & Co. Inc., 0.140%,1–10–14 (B)	6,000	6,000
Unilever Capital Corporation (GTD by Unilever N.V.), 0.020%, 1–6–14 (B)	2,500	2,500
Wal–Mart Stores, Inc., 0.060%, 1–6–14 (B)	10,000	10,000
Wisconsin Gas LLC, 0.080%, 1–2–14 (B)	5,701	5,701

		37,897

2013	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.0%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (C)	$579	$579

TOTAL SHORT-TERM SECURITIES – 0.9%		$38,476
(Cost: $38,476)

TOTAL INVESTMENT SECURITIES – 100.0%		$4,169,710
(Cost: $2,992,076)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1,078)

NET ASSETS –100.0%		$4,168,632

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,045,866	$—	$—
Consumer Staples	374,642	—	—
Energy	301,354	—	—
Financials	431,661	—	—
Health Care	409,628	—	—
Industrials	683,900	—	—
Information Technology	667,078	—	—
Materials	217,105	—	—
Total Common Stocks	$4,131,234	$—	$—
Short-Term Securities	—	38,476	—
Total	$4,131,234	$38,476	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Dividend Opportunities Fund ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Industrials	16.5%
Information Technology	15.3%
Financials	13.6%
Consumer Discretionary	13.6%
Energy	12.0%
Consumer Staples	11.4%
Health Care	10.4%
Materials	4.9%
Cash and Cash Equivalents	2.3%

Lipper Rankings

Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	133/398	34
3 Year	266/295	90
5 Year	225/264	85
10 Year	83/143	58

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
JPMorgan Chase & Co.	Financials
Microchip Technology Incorporated	Information Technology
Anheuser-Busch InBev S.A., ADR	Consumer Staples
Schlumberger Limited	Energy
Bristol-Myers Squibb Company	Health Care
Union Pacific Corporation	Industrials
Home Depot, Inc. (The)	Consumer Discretionary
Philip Morris International Inc.	Consumer Staples
Comcast Corporation, Class A	Consumer Discretionary
Wells Fargo & Company	Financials

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 1.7%
Omnicom Group Inc. (A)	167	$12,435

Aerospace & Defense – 6.3%
Boeing Company (The)	117	15,955
Honeywell International Inc.	172	15,674
Lockheed Martin Corporation	69	10,190
Meggitt plc (B)	393	3,429

		45,248

Apparel Retail – 2.2%
Limited Brands, Inc.	259	16,007

Asset Management & Custody Banks – 1.3%
Northern Trust Corporation	148	9,150

Auto Parts & Equipment – 0.8%
Allison Transmission Holdings, Inc.	218	6,019

Brewers – 3.4%
Anheuser-Busch InBev S.A., ADR	222	23,661

Cable & Satellite – 4.0%
Comcast Corporation, Class A	335	17,429
Time Warner Cable Inc.	79	10,684

		28,113

Casinos & Gaming – 2.3%
Wynn Resorts, Limited	84	16,342

Communications Equipment – 1.6%
Cisco Systems, Inc.	505	11,346

Computer Hardware – 1.6%
Apple Inc.	20	11,306

Construction & Farm Machinery & Heavy Trucks – 1.3%
Caterpillar Inc.	101	9,145

Consumer Finance – 1.6%
Capital One Financial Corporation	152	11,626

Data Processing & Outsourced Services – 3.2%
Paychex, Inc.	200	9,101
Visa Inc., Class A	61	13,584

		22,685

Distillers & Vintners – 2.3%
Diageo plc, ADR	126	16,711

Diversified Banks – 2.4%
Wells Fargo & Company	381	17,309

Diversified Chemicals – 3.7%
Dow Chemical Company (The)	264	11,742
PPG Industries, Inc.	76	14,319

		26,061

COMMON STOCKS (Continued)	Shares	Value
Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	226	$18,568

Household Products – 1.4%
Colgate-Palmolive Company	157	10,244

Industrial Machinery – 3.8%
Eaton Corporation	150	11,403
Pentair, Inc.	201	15,639

		27,042

Integrated Oil & Gas – 2.9%
Exxon Mobil Corporation	91	9,235
Occidental Petroleum Corporation	120	11,416

		20,651

Investment Banking & Brokerage – 2.3%
Goldman Sachs Group, Inc. (The)	93	16,397

Oil & Gas Equipment & Services – 5.1%
National Oilwell Varco, Inc.	186	14,753
Schlumberger Limited	239	21,506

		36,259

Oil & Gas Storage & Transportation – 4.0%
Energy Transfer Equity, L.P.	95	7,802
MarkWest Energy Partners, L.P.	179	11,854
Phillips 66 Partners LP	71	2,704
Plains GP Holdings, L.P., Class A (A)	239	6,398

		28,758

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	456	26,665

Packaged Foods & Meats – 1.8%
Mead Johnson Nutrition Company	154	12,870

Pharmaceuticals – 10.4%
Bristol-Myers Squibb Company	375	19,920
GlaxoSmithKline plc, ADR	226	12,082
Johnson & Johnson	168	15,346
Merck & Co., Inc.	201	10,063
Pfizer Inc.	553	16,951

		74,362

Property & Casualty Insurance – 2.2%
ACE Limited	154	15,954

Railroads – 3.9%
Kansas City Southern	68	8,365
Union Pacific Corporation	118	19,866

		28,231

COMMON STOCKS (Continued)	Shares	Value
Research & Consulting Services – 1.2%
Nielsen Holdings N.V.	190	$8,735

Semiconductor Equipment – 2.1%
Applied Materials, Inc.	829	14,673

Semiconductors – 6.8%
Analog Devices, Inc.	231	11,747
Microchip Technology Incorporated	571	25,551
Texas Instruments Incorporated	278	12,189

		49,487

Specialty Chemicals – 1.2%
LyondellBasell Industries N.V., Class A	110	8,831

Tobacco – 2.5%
Philip Morris International Inc.	205	17,897

TOTAL COMMON STOCKS – 97.7%		$698,788
(Cost: $462,690)

SHORT-TERM SECURITIES	Principal
Commercial Paper –1.6%
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.065%, 1–6–14 (C)	$4,000	4,000
St. Jude Medical, Inc., 0.180%, 2–3–14 (C)	7,238	7,237

		11,237

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (D)	2,022	2,022

TOTAL SHORT-TERM SECURITIES –1.9%		$13,259
(Cost: $13,259)

TOTAL INVESTMENT SECURITIES –99.6%		$712,047
(Cost: $475,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,083

NET ASSETS – 100.0%		$715,130

28	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$698,788	$—	$—
Short-Term Securities	—	13,259	—
Total	$698,788	$13,259	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS

Energy Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	96.9%
Energy	90.6%
Industrials	5.4%
Financials	0.9%
Cash and Cash Equivalents	3.1%

Lipper Rankings

Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	13/72	18
3 Year	37/64	57
5 Year	31/61	50

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	87.2%
United States	82.1%
Canada	5.1%
Europe	8.3%
Netherlands	4.2%
Other Europe	4.1%
Pacific Basin	0.9%
Bahamas/Caribbean	0.5%
Cash and Cash Equivalents	3.1%

Top 10 Equity Holdings

Company	Sector	Industry
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
Core Laboratories N.V.	Energy	Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Halliburton Company	Energy	Oil & Gas Equipment & Services
Cabot Oil & Gas Corporation	Energy	Oil & Gas Exploration & Production
Fluor Corporation	Industrials	Construction & Engineering
EOG Resources, Inc.	Energy	Oil & Gas Exploration & Production
Occidental Petroleum Corporation	Energy	Integrated Oil & Gas
Southwestern Energy Company	Energy	Oil & Gas Exploration & Production
Dril-Quip, Inc.	Energy	Oil & Gas Equipment & Services

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

30	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels – 1.4%
Cameco Corporation	91	$1,887
Peabody Energy Corporation	81	1,577

		3,464

Construction & Engineering – 2.8%
Fluor Corporation	87	7,013

Industrial Machinery – 1.6%
Flowserve Corporation	49	3,863

Integrated Oil & Gas – 7.7%
Chevron Corporation	20	2,436
Exxon Mobil Corporation	49	4,944
Hess Corporation	15	1,216
Occidental Petroleum Corporation	66	6,285
Royal Dutch Shell plc, Class A (A)	35	1,249
Suncor Energy Inc.	78	2,720

		18,850

Oil & Gas Drilling – 4.3%
Ensco plc	34	1,941
Helmerich & Payne, Inc.	48	4,044
Nabors Industries Ltd.	69	1,164
Patterson-UTI Energy, Inc.	49	1,247
Seadrill Limited	51	2,091

		10,487

Oil & Gas Equipment & Services – 32.0%
Baker Hughes Incorporated	91	5,009
Basic Energy Services, Inc. (B)	173	2,732
Cameron International Corporation (B)	96	5,727
Core Laboratories N.V.	54	10,273
Dresser-Rand Group Inc. (B)	67	3,992
Dril-Quip, Inc. (B)	53	5,788
FMC Technologies, Inc. (B)	61	3,167
Forum Energy Technologies, Inc. (B)	150	4,236
Frank’s International N.V.	42	1,134
Halliburton Company	167	8,483
National Oilwell Varco, Inc.	121	9,599
Schlumberger Limited	114	10,314
Superior Energy Services, Inc.	128	3,402
Weatherford International Ltd. (B)	304	4,702

		78,558

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 27.6%
Anadarko Petroleum Corporation	45	$3,601
Antero Resources Corporation (B)	44	2,766
Athlon Energy Inc. (B)	80	2,425
Bonanza Creek Energy, Inc. (B)	80	3,484
Cabot Oil & Gas Corporation	200	7,759
Canadian Natural Resources Limited	72	2,450
Cimarex Energy Co.	53	5,607
CNOOC Limited, ADR	12	2,289
Concho Resources Inc. (B)	20	2,203
ConocoPhillips	32	2,275
Continental Resources, Inc. (B)	44	5,002
EOG Resources, Inc.	38	6,361
Gulfport Energy Corporation (B)	58	3,678
Marathon Oil Corporation	64	2,266
Noble Energy, Inc.	83	5,650
Oasis Petroleum LLC (B)	27	1,275
Pioneer Natural Resources Company	13	2,476
Southwestern Energy Company (B)	156	6,145

		67,712

Oil & Gas Refining & Marketing – 7.1%
Clean Energy Fuels Corp. (B)	99	1,281
Marathon Petroleum Corporation	42	3,834
Marathon Petroleum Corporation, LP	76	3,374
Phillips 66	50	3,849
Tesoro Corporation	42	2,454
Valero Energy Corporation	51	2,578

		17,370

Oil & Gas Storage & Transportation – 10.5%
El Paso Pipeline Partners, L.P.	90	3,231
Enbridge Inc.	65	2,822
Energy Transfer Equity, L.P.	31	2,505
MarkWest Energy Partners, L.P.	66	4,331
Phillips 66 Partners LP	70	2,649
Plains GP Holdings, L.P., Class A (B)	72	1,925
Regency Energy Partners LP	46	1,211
Targa Resources Corp.	43	3,809

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation (Continued)
Valero Energy Partners LP (B)	19	$670
Williams Companies, Inc. (The)	67	2,573

		25,726

Railroads – 1.0%
Canadian Pacific Railway Limited	16	2,406

Specialized Finance – 0.9%
CME Group Inc.	29	2,256

TOTAL COMMON STOCKS – 96.9%		$237,705
(Cost: $152,114)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.7%
Emerson Electric Co.,
0.090%, 2–27–14 (C)	$4,000	3,999
Sysco Corporation,
0.170%, 1–10–14 (C)	5,000	5,000

		8,999

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (D)	1,273	1,273

TOTAL SHORT-TERM SECURITIES – 4.2%		$10,272
(Cost: $10,272)

TOTAL INVESTMENT SECURITIES – 101.1%		$247,977
(Cost: $162,386)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1%)		(2,752)

NET ASSETS – 100.0%		$245,225

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

2013	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$237,705	$—	$—
Short-Term Securities	—	10,272	—
Total	$237,705	$10,272	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification
(as a % of net assets)
United States	82.1%
Canada	5.1%
Netherlands	4.2%
Switzerland	1.9%
United Kingdom	1.3%
Other Countries	2.3%
Other+	3.1%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

International Growth Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Consumer Discretionary	27.5%
Industrials	15.7%
Health Care	15.6%
Financials	13.2%
Information Technology	10.8%
Materials	5.9%
Consumer Staples	4.4%
Energy	2.7%
Telecommunication Services	1.9%
Cash and Cash Equivalents	2.3%

Lipper Rankings

Category: Lipper International Large-Cap Growth Funds	Rank	Percentile
1 Year	53/147	36
3 Year	14/123	12
5 Year	29/115	25
10 Year	29/80	36

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	62.4%
Germany	17.4%
France	15.8%
United Kingdom	15.6%
Switzerland	4.8%
Other Europe	8.8%
Pacific Basin	28.4%
Japan	15.1%
South Korea	4.0%
Hong Kong	3.5%
Other Pacific Basin	5.8%
North America	5.0%
United States	3.6%
Other North America	1.4%
Other	1.9%
Cash and Cash Equivalents	2.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
DaimlerChrysler AG, Registered Shares	Germany	Consumer Discretionary	Automobile Manufacturers
Galaxy Entertainment Group Limited, ADR	Hong Kong	Consumer Discretionary	Casinos & Gaming
Safran	France	Industrials	Aerospace & Defense
Shire plc	United Kingdom	Health Care	Pharmaceuticals
Vinci	France	Industrials	Construction & Engineering
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Bayer AG	Germany	Health Care	Pharmaceuticals
Hyundai Motor Company	South Korea	Consumer Discretionary	Automobile Manufacturers
InBev NV	United States	Consumer Staples	Brewers
Continental AG	Germany	Consumer Discretionary	Auto Parts & Equipment

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

International Growth Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 2.8%
David Jones Limited	1,988	$5,361
Telstra Corporation Limited, ADR	2,523	11,827

		17,188

Canada – 0.8%
Agrium Inc.	51	4,629

China – 0.8%
Ping An Insurance (Group) Company of China, Ltd., A Shares	732	5,048

Finland – 1.1%
Nokia OYJ	853	6,830

France – 15.8%
Cap Gemini S.A.	168	11,333
Compagnie Generale des Etablissements Michelin, Class B	83	8,857
European Aeronautic Defence and Space Company	150	11,545
LVMH Moet Hennessy – Louis Vuitton	44	8,059
Publicis Groupe S.A. (A)	68	6,257
Remy Cointreau S.A.	34	2,880
Safran	267	18,565
Sanofi–Aventis	99	10,525
Vinci	270	17,728

		95,749

Germany – 15.3%
adidas AG	57	7,286
Bayer AG	119	16,633
Continental AG	64	13,925
DaimlerChrysler AG, Registered Shares	252	21,848
Fresenius SE & Co. KGaA	111	17,012
Linde AG	46	9,557
SAP AG	73	6,277

		92,538

Hong Kong – 3.5%
Galaxy Entertainment Group Limited, ADR	2,367	21,230

India – 0.7%
NMDC Limited	1,943	4,458

Ireland – 1.7%
Smurfit Kappa Group plc	413	10,161

Israel – 1.9%
Teva Pharmaceutical Industries Limited, ADR	292	11,711

Japan – 15.1%
Daihatsu Motor Co., Ltd.	252	4,257
Fuji Heavy Industries Ltd.	373	10,679
JGC Corporation	182	7,129
Komatsu Ltd.	246	4,992
Mitsubishi Corporation	383	7,327

COMMON STOCKS (Continued)	Shares	Value
Japan (Continued)
Mitsubishi Electric Corporation	535	$6,706
Mitsui & Co., Ltd.	258	3,582
Mizuho Financial Group, Inc.	2,938	6,359
Nissin Kogyo Co., Ltd.	404	8,537
ORIX Corporation	696	12,214
Sumitomo Corporation	396	4,967
Sumitomo Mitsui Trust Holdings, Inc.	459	2,415
Tokyo Electron Limited	222	12,142

		91,306

Mexico – 0.6%
Grupo Financiero Banorte, S.A.B. de C.V.	486	3,399

Netherlands – 3.4%
ASML Holding N.V., Ordinary Shares	118	11,057
Koninklijke Philips Electronics N.V., Ordinary Shares	263	9,625

		20,682

Norway – 1.1%
Yara International ASA	153	6,579

South Korea – 4.0%
Hyundai Motor Company (A)	68	15,167
Samsung Electronics Co., Ltd.	7	8,892

		24,059

Spain – 1.5%
CaixaBank, S.A.	1,794	9,351

Switzerland – 4.8%
Credit Suisse Group AG, Registered Shares	393	12,009
Novartis AG, Registered Shares	125	9,953
Swatch Group Ltd (The), Bearer Shares	10	6,906

		28,868

Taiwan – 1.5%
MediaTek Incorporation	616	9,167

United Kingdom – 15.6%
Aviva plc	858	6,386
Capita Group plc (The)	235	4,042
Diageo plc	275	9,115
Experian plc	464	8,562
GlaxoSmithKline plc	439	11,711
Lloyds Banking Group plc (A)	7,711	10,073
Merlin Entertainments plc (A)(B)	922	5,459
Prudential plc	526	11,677
Royal Dutch Shell plc, Class A	260	9,254

COMMON STOCKS (Continued)	Shares	Value
United Kingdom (Continued)
Shire plc	380	$17,938

		94,217

United States – 3.6%
InBev NV	132	14,076
Schlumberger Limited	82	7,422

		21,498

TOTAL COMMON STOCKS –95.6%		$578,668
(Cost: $437,630)

PREFERRED STOCKS
Germany – 2.1%
Volkswagen AG, 2.260%	45	12,619

TOTAL PREFERRED STOCKS –2.1%		$12,619
(Cost: $9,398)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.2%
International Business Machines Corporation, 0.030%, 1–22–14 (C)	$2,000	2,000
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.070%, 1–22–14 (C)	5,000	5,000

		7,000

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (D)	702	702

TOTAL SHORT-TERM SECURITIES – 1.3%		$7,702
(Cost: $7,702)

TOTAL INVESTMENT SECURITIES – 99.0%		$598,989
(Cost: $454,730)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		6,062

NET ASSETS – 100.0%		$605,051

34	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

International Growth Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the total value of these securities amounted to $5,459 or 0.9% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	UBS AG	42,600	1–27–14	$—	$1,220
Sell	Japanese Yen	Goldman Sachs International	2,857,550	1–27–14	1,194	—

					$1,194	$1,220

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$153,452	$—	$—
Consumer Staples	26,071	—	—
Energy	16,676	—	—
Financials	78,931	—	—
Health Care	95,482	—	—
Industrials	95,147	—	—
Information Technology	65,698	—	—
Materials	35,384	—	—
Telecommunication Services	11,827	—	—
Total Common Stocks	$578,668	$—	$—
Preferred Stocks	12,619	—	—
Short-Term Securities	—	7,702	—
Total	$591,287	$7,702	$—
Forward Foreign Currency Contracts	$—	$1,194	$—

Liabilities
Forward Foreign Currency Contracts	$—	$1,220	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	27.5%
Industrials	15.7%
Health Care	15.6%
Financials	13.2%
Information Technology	10.8%
Materials	5.9%
Consumer Staples	4.4%
Energy	2.7%
Telecommunication Services	1.9%
Other+	2.3%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS

New Concepts Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	97.1%
Consumer Discretionary	22.4%
Information Technology	21.9%
Industrials	16.4%
Health Care	13.5%
Financials	8.9%
Energy	7.4%
Consumer Staples	5.6%
Materials	1.0%
Purchased Options	0.0%
Cash and Cash Equivalents	2.9%

Lipper Rankings

Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	313/373	84
3 Year	196/341	58
5 Year	47/295	16
10 Year	14/212	7

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Northern Trust Corporation	Financials
Microchip Technology Incorporated	Information Technology
Varian Medical Systems, Inc.	Health Care
First Republic Bank	Financials
Signature Bank	Financials
Fastenal Company	Industrials
Expeditors International of Washington, Inc.	Industrials
Vantiv, Inc., Class A	Information Technology
Fortune Brands Home & Security, Inc.	Industrials
LKQ Corporation	Consumer Discretionary

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

36	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	868	$38,405

Apparel Retail – 1.1%
DSW Inc., Class A	460	19,656

Apparel, Accessories & Luxury Goods – 5.2%
Burberry Group plc (A)	832	20,879
Carter’s, Inc.	253	18,134
Michael Kors Holdings Limited (B)	213	17,285
Tumi Holdings, Inc. (B)	248	5,588
Under Armour, Inc., Class A (B)	355	30,992

		92,878

Application Software – 3.9%
ANSYS, Inc. (B)	289	25,218
Solera Holdings, Inc.	488	34,517
Ultimate Software Group, Inc. (The) (B)	73	11,200

		70,935

Asset Management & Custody Banks – 3.5%
Northern Trust Corporation	756	46,783
Oaktree Capital Group, LLC	283	16,640

		63,423

Auto Parts & Equipment – 1.7%
Gentex Corporation	929	30,661

Automotive Retail – 2.0%
CarMax, Inc. (B)	753	35,425

Biotechnology – 1.3%
Alkermes plc (B)	130	5,286
Medivation, Inc. (B)	278	17,710

		22,996

Building Products – 2.1%
Fortune Brands Home & Security, Inc.	838	38,278

Coal & Consumable Fuels – 1.3%
Joy Global Inc.	389	22,741

Communications Equipment – 2.5%
Aruba Networks, Inc. (B)	1,013	18,140
F5 Networks, Inc. (B)	308	28,003

		46,143

Computer Storage & Peripherals – 2.1%
Fusion-io, Inc. (B)	1,571	14,000
NetApp, Inc.	583	23,977

		37,977

Consumer Electronics – 1.9%
Harman International Industries, Incorporated	421	34,426

Data Processing & Outsourced Services – 2.1%
Vantiv, Inc., Class A (B)	1,176	38,346

COMMON STOCKS (Continued)	Shares	Value
Department Stores – 1.0%
Nordstrom, Inc.	306	$18,898

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	247	18,656

Distributors – 2.1%
LKQ Corporation (B)	1,129	37,157

Electrical Components & Equipment – 1.7%
Polypore International, Inc. (B)	770	29,969

Electronic Manufacturing Services – 1.6%
Trimble Navigation Limited (B)	829	28,755

Environmental & Facilities Services – 1.4%
Stericycle, Inc. (B)	219	25,453

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Company (The)	302	18,797

Health Care Distributors – 2.0%
Henry Schein, Inc. (B)	312	35,661

Health Care Equipment – 5.6%
Intuitive Surgical, Inc. (B)	71	27,270
Varian Medical Systems, Inc. (B)	554	43,039
Zimmer Holdings, Inc.	327	30,445

		100,754

Health Care Facilities – 2.3%
Acadia Healthcare Company, Inc. (B)	314	14,838
Hologic, Inc. (B)	1,233	27,560

		42,398

Health Care Services – 1.0%
Premier Inc. (B)	501	18,420

Health Care Supplies – 1.3%
DENTSPLY International Inc.	488	23,678

Hotels, Resorts & Cruise Lines – 1.7%
Norwegian Cruise Line Holdings Ltd. (B)	867	30,742

Industrial Machinery – 5.4%
Flowserve Corporation	245	19,298
Graco Inc.	175	13,694
IDEX Corporation	430	31,761
Pall Corporation	409	34,925

		99,678

Internet Retail – 0.8%
HomeAway, Inc. (B)	335	13,703

Internet Software & Services – 2.9%
OpenTable, Inc. (B)	216	17,104

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services (Continued)
WebMD Health Corp., Class A (B)	468	$18,502
Zillow, Inc. (B)	202	16,469

		52,075

IT Consulting & Other Services – 1.6%
Teradata Corporation (B)	641	29,150

Leisure Products – 1.1%
Mattel, Inc.	431	20,488

Oil & Gas Drilling – 1.2%
Patterson-UTI Energy, Inc.	826	20,919

Oil & Gas Equipment & Services – 1.0%
Dril-Quip, Inc. (B)	170	18,644

Oil & Gas Exploration & Production – 3.9%
Cabot Oil & Gas Corporation	565	21,883
Continental Resources, Inc. (B)	235	26,409
Southwestern Energy Company (B)	597	23,472

		71,764

Packaged Foods & Meats – 3.7%
Hain Celestial Group, Inc. (The) (B)	355	32,200
Mead Johnson Nutrition Company	423	35,455

		67,655

Personal Products – 0.9%
Coty Inc., Class A	1,020	15,558

Regional Banks – 5.4%
First Republic Bank	771	40,371
Signature Bank (B)	366	39,305
UMB Financial Corporation	294	18,905

		98,581

Research & Consulting Services – 1.5%
Verisk Analytics, Inc., Class A (B)	407	26,728

Restaurants – 2.3%
Dunkin’ Brands Group, Inc.	742	35,774
Panera Bread Company, Class A (B)	33	5,831

		41,605

Semiconductors – 4.2%
Cavium Inc. (B)	204	7,023
Microchip Technology Incorporated	1,024	45,841
Skyworks Solutions, Inc. (B)(C)	736	21,006

		73,870

2013	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Specialty Stores – 1.5%
Ulta Salon, Cosmetics & Fragrance, Inc. (B)	284	$27,450

Systems Software – 1.0%
ServiceNow, Inc. (B)	324	18,170

Trading Companies & Distributors – 2.2%
Fastenal Company	821	38,987

TOTAL COMMON STOCKS – 97.1%		$1,756,653
(Cost: $1,192,659)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Skyworks Solutions, Inc., Put $26.00, Expires 2–21–14, OTC (Ctrpty: Societe Generale Bank)	6,522	424

TOTAL PURCHASED OPTIONS – 0.0%		$424
(Cost: $645)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 2.9%
Bemis Company, Inc., 0.250%, 1–24–14 (D)	$6,000	$5,999
Danaher Corporation, 0.110%, 1–17–14 (D)	7,000	7,000
Diageo Capital plc (GTD by Diageo plc), 0.180%, 1–2–14 (D)	5,147	5,147
Emerson Electric Co., 0.090%, 2–27–14 (D)	4,000	3,999
Exxon Mobil Corporation, 0.020%, 1–6–14 (D)	2,303	2,303
Illinois Tool Works Inc.: 0.090%, 2–5–14 (D)	5,000	5,000
0.070%, 2–6–14 (D)	6,521	6,521
International Business Machines Corporation, 0.030%, 1–22–14 (D)	5,000	5,000
McCormick & Co. Inc., 0.100%, 1–2–14 (D)	2,919	2,919
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.060%, 1–13–14 (D)	10,000	9,999

		53,887

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.1%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (E)	$922	$922

TOTAL SHORT-TERM SECURITIES – 3.0%		$54,809
(Cost: $54,809)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,811,886
(Cost: $1,248,113)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(1,153)

NET ASSETS – 100.0%		$1,810,733

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at December 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Skyworks Solutions, Inc.	Societe Generale Bank	Put	6,522	February 2014	$23.00	$175	$(130)
	Societe Generale Bank	Call	6,522	February 2014	30.00	528	(620)

						$703	$(750)

38	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,756,653	$—	$—
Purchased Options	—	424	—
Short-Term Securities	—	54,809	—
Total	$1,756,653	$55,233	$—

Liabilities
Written Options	$—	$750	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	39

PORTFOLIO HIGHLIGHTS

Science and Technology Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	98.2%
Information Technology	69.1%
Health Care	15.8%
Industrials	5.7%
Consumer Discretionary	2.9%
Materials	2.5%
Telecommunication Services	1.5%
Financials	0.7%
Warrants	0.0%
Purchased Options	0.3%
Cash and Cash Equivalents	1.5%

Lipper Rankings

Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	3/154	2
3 Year	3/149	2
5 Year	37/137	27
10 Year	5/105	5

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	78.7%
United States	78.7%
Europe	8.8%
Switzerland	3.5%
Other Europe	5.3%
Pacific Basin	5.6%
Bahamas/Caribbean	2.2%
Other	1.9%
South America	1.0%
Cash and Cash Equivalents and Purchased Options	1.8%

Top 10 Equity Holdings

Company	Sector	Industry
Micron Technology, Inc.	Information Technology	Semiconductors
Cree, Inc.	Information Technology	Semiconductors
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Aspen Technology, Inc.	Information Technology	Application Software
Acxiom Corporation	Information Technology	IT Consulting & Other Services
iGATE Corporation	Information Technology	IT Consulting & Other Services
Euronet Worldwide, Inc.	Information Technology	Data Processing & Outsourced Services
Pentair, Inc.	Industrials	Industrial Machinery
ACI Worldwide, Inc.	Information Technology	Application Software
Facebook, Inc., Class A	Information Technology	Internet Software & Services

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

40	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Application Software – 11.5%
ACI Worldwide, Inc. (A)	1,787	$116,179
Aspen Technology, Inc. (A)	4,504	188,288
Qlik Technologies Inc. (A)(B)	890	23,711
SAP Aktiengesellschaft, ADR	448	39,047
Silver Spring Networks, Inc. (A)(C)	3,033	63,694

		430,919

Biotechnology – 5.7%
bluebird bio, Inc. (A)	407	8,547
Evogene Ltd. (A)	966	18,988
Isis Pharmaceuticals, Inc. (A)	1,999	79,652
Vertex Pharmaceuticals Incorporated (A)	1,442	107,110

		214,297

Commodity Chemicals – 0.3%
BioAmber Inc. (A)(C)	1,462	10,934

Communications Equipment – 0.3%
Ruckus Wireless, Inc (A)	684	9,716

Computer Storage & Peripherals – 0.2%
Nimble Storage, Inc. (A)	192	8,716

Construction & Engineering – 1.3%
Abengoa, S.A., Class B (D)	4,166	12,470
Abengoa, S.A., Class B, ADR (A)	2,516	37,793

		50,263

Consumer Electronics – 2.9%
Garmin Ltd.	750	34,660
Harman International Industries, Incorporated	917	75,090

		109,750

Data Processing & Outsourced Services – 13.3%
Alliance Data Systems Corporation (A)	730	192,004
Euronet Worldwide, Inc. (A)	2,487	118,990
EVERTEC, Inc.	1,605	39,584
QIWI plc, ADR	1,323	74,105
WNS (Holdings) Limited, ADR (A)(C)	3,387	74,213

		498,896

Diversified Support Services – 0.1%
EnerNOC, Inc. (A)	300	5,166

Electronic Components – 1.3%
Universal Display Corporation (A)	1,425	48,951

Fertilizers & Agricultural Chemicals – 2.2%
Marrone Bio Innovations, Inc. (A)	484	8,609

COMMON STOCKS (Continued)	Shares	Value
Fertilizers & Agricultural Chemicals (Continued)
Monsanto Company	646	$75,257

		83,866

Health Care Equipment – 3.2%
Boston Scientific Corporation (A)	4,738	56,956
Cardiovascular Systems Inc. (A)	433	14,854
Volcano Corporation (A)	2,156	47,111

		118,921

Health Care Services – 0.4%
Fleury S.A. (D)	1,995	15,558

Health Care Technology – 1.9%
Cerner Corporation (A)	1,263	70,394

Industrial Machinery – 4.3%
ESCO Technologies Inc.	1,170	40,092
Pentair, Inc.	1,507	117,041

		157,133

Integrated Telecommunication Services –1.5%
China Unicom Limited (D)	21,420	32,044
Windstream Corporation	2,947	23,519

		55,563

Internet Software & Services – 8.8%
21Vianet Group, Inc., ADR (A)	1,289	30,308
Endurance International Group Holdings, Inc. (A)	1,539	21,820
Facebook, Inc., Class A (A)	2,082	113,802
Gogo Inc. (A)	712	17,670
Google Inc., Class A (A)	100	112,407
Twitter, Inc. (A)	522	33,251

		329,258

IT Consulting & Other Services – 8.8%
Acxiom Corporation (A)(C)	4,383	162,101
EPAM Systems, Inc. (A)	1,050	36,677
iGATE Corporation (A)(C)	3,003	120,600
Luxoft Holding, Inc., Class A (A)	288	10,923

		330,301

Managed Health Care – 3.2%
Odontoprev S.A. (D)	5,519	22,994
UnitedHealth Group Incorporated	1,287	96,933

		119,927

Office REITs – 0.7%
QTS Realty Trust, Inc., Class A	1,123	27,818

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 1.4%
Teva Pharmaceutical Industries Limited, ADR	1,358	$54,409

Semiconductor Equipment – 1.4%
Nanometrics Incorporated (A)	1,058	20,151
Photronics, Inc. (A)(C)	3,419	30,874

		51,025

Semiconductors – 21.4%
Cree, Inc. (A)	3,218	201,358
Cypress Semiconductor Corporation	4,399	46,191
Marvell Technology Group Ltd.	3,420	49,182
Micron Technology, Inc. (A)	14,277	310,677
Microsemi Corporation (A)(B)	2,282	56,933
NXP Semiconductors N.V. (A)	857	39,362
Rambus Inc. (A)	3,568	33,790
Samsung Electronics Co., Ltd. (D)	55	70,852

		808,345

Systems Software – 2.1%
Microsoft Corporation	2,121	79,404

TOTAL COMMON STOCKS – 98.2%		$3,689,530
(Cost: $2,047,969)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber Inc., Expires 5–9–17 (E)	1,423	1,039

TOTAL WARRANTS – 0.0%		$1,039
(Cost: $167)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NASDAQ 100 Index,
Put $3,480.00, Expires 2–21–14, OTC (Ctrpty: Citibank N.A.)	788	2,849
Qlik Technologies Inc.:
Call $26.00, Expires 1–17–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,155	420

2013	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands) DECEMBER 31, 2013 (UNAUDITED)

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Call $26.00, Expires 2–21–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,026	$638
Russell 2000 Index,
Put $1,135.00, Expires 2–21–14, OTC (Ctrpty: Societe Generale Bank)	3,225	5,741
SPDR S&P MIDCAP 400 ETF Trust:
Put $235.00, Expires 2–21–14	5,759	1,281
Put $240.00, Expires 2–21–14	5,759	1,958

TOTAL PURCHASED OPTIONS – 0.3%		$12,887
(Cost: $13,648)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 1.9%
Becton Dickinson & Co.,
0.150%, 1–21–14 (F)	$10,000	$9,999
Bemis Company, Inc.:
0.240%, 1–15–14 (F)	4,107	4,107
0.230%, 1–16–14 (F)	5,000	4,999
Diageo Capital plc (GTD by Diageo plc),
0.180%, 1–3–14 (F)	5,000	5,000
Enbridge Inc.,
0.280%, 1–21–14 (F)	5,756	5,755
Kellogg Co.,
0.130%, 1–8–14 (F)	5,000	5,000
McCormick & Co. Inc.:
0.100%, 1–2–14 (F)	3,369	3,369
0.140%, 1–10–14 (F)	9,000	9,000
Medtronic, Inc.,
0.110%, 3–4–14 (F)	10,000	9,998
Verizon Communications Inc.,
0.200%, 1–16–14 (F)	8,000	7,999
Wisconsin Gas LLC,
0.120%, 1–7–14 (F)	6,000	6,000

		71,226

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.0%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (G)	$954	$954

TOTAL SHORT-TERM SECURITIES – 1.9%		$72,180
(Cost: $72,180)

TOTAL INVESTMENT SECURITIES – 100.4%		$3,775,636
(Cost: $2,133,964)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(13,573)

NET ASSETS – 100.0%		$3,762,063

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Listed on an exchange outside the United States.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at December 31, 2013.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
NASDAQ 100 Index	Citibank N.A.	Put	788	February 2014	$3,150.00	$410	$(512)
Qlik Technologies Inc.	Morgan Stanley & Co., Inc.	Put	2,155	January 2014	21.00	216	(27)
	Morgan Stanley & Co., Inc.	Call	4,310	January 2014	32.00	409	(216)
	Morgan Stanley & Co., Inc.	Put	1,013	February 2014	21.00	171	(73)
	Morgan Stanley & Co., Inc.	Put	1,013	February 2014	22.00	211	(99)
	Morgan Stanley & Co., Inc.	Call	3,039	February 2014	34.00	339	(228)
Russell 2000 Index	Societe Generale Bank	Put	3,225	February 2014	1,025.00	1,177	(1,177)
SPDR S&P MIDCAP 400 ETF Trust	N/A	Put	11,518	February 2014	215.00	449	(547)

						$3,382	$(2,879)

42	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands) DECEMBER 31, 2013 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$109,750	$—	$—
Financials	27,818	—	—
Health Care	593,506	—	—
Industrials	212,562	—	—
Information Technology	2,595,531	—	—
Materials	94,800	—	—
Telecommunication Services	55,563	—	—
Total Common Stocks	$3,689,530	$—	$—
Warrants	1,039	—	—
Purchased Options	3,239	9,648	—
Short-Term Securities	—	72,180	—
Total	$3,693,808	$81,828	$—

Liabilities
Written Options	$547	$2,332	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	78.7%
Switzerland	3.5%
Bermuda	2.2%
India	2.0%
Cyprus	2.0%
South Korea	1.9%
Israel	1.9%
China	1.7%
Spain	1.3%
Brazil	1.0%
Germany	1.0%
Netherlands	1.0%
Other+	1.8%

+	Includes options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS

Small Cap Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Information Technology	28.2%
Industrials	22.5%
Consumer Discretionary	15.8%
Financials	12.8%
Health Care	11.7%
Consumer Staples	4.4%
Energy	3.5%
Cash and Cash Equivalents	1.1%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	264/513	52
3 Year	289/457	64
5 Year	89/400	23
10 Year	37/264	14

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Ultimate Software Group, Inc. (The)	Information Technology
Demandware, Inc.	Information Technology
SVB Financial Group	Financials
Westinghouse Air Brake Technologies Corporation	Industrials
Affiliated Managers Group, Inc.	Financials
Vail Resorts, Inc.	Consumer Discretionary
Portfolio Recovery Associates, Inc.	Industrials
Jack Henry & Associates, Inc.	Information Technology
Cepheid	Health Care
DexCom, Inc.	Health Care

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

44	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 0.3%
KEYW Holding Corporation (A)	215	$2,894

Air Freight & Logistics – 1.4%
Hub Group, Inc. (A)	327	13,045

Apparel Retail – 2.7%
AnnTaylor Stores Corporation (A)	244	8,913
Stage Stores, Inc.	280	6,230
Zumiez Inc. (A)	361	9,390

		24,533

Apparel, Accessories & Luxury Goods – 1.3%
Fifth & Pacific Companies, Inc. (A)	358	11,484

Application Software – 6.6%
Qlik Technologies Inc. (A)	410	10,908
SS&C Technologies Holdings, Inc. (A)	288	12,747
Tyler Technologies, Inc. (A)	102	10,387
Ultimate Software Group, Inc. (The) (A)	174	26,612

		60,654

Asset Management & Custody Banks – 4.3%
Affiliated Managers Group, Inc. (A)	104	22,469
Financial Engines, Inc.	124	8,636
WisdomTree Investment, Inc. (A)	463	8,205

		39,310

Automotive Retail – 3.1%
Asbury Automotive Group, Inc. (A)	251	13,473
Lithia Motors, Inc.	211	14,647

		28,120

Biotechnology – 5.0%
Cepheid (A)	409	19,100
Incyte Corporation (A)	362	18,343
Ironwood Pharmaceuticals, Inc., Class A (A)	339	3,939
KYTHERA Biopharmaceuticals, Inc. (A)	126	4,697

		46,079

Brewers – 0.8%
Boston Beer Company, Inc. (The), Class A (A)	31	7,375

Communications Equipment – 3.4%
Aruba Networks, Inc. (A)	227	4,063
Ciena Corporation (A)	439	10,493
Finisar Corporation (A)	345	8,255
JDS Uniphase Corporation (A)	644	8,357

		31,168

COMMON STOCKS (Continued)	Shares	Value
Computer & Electronics Retail – 0.8%
Conn’s, Inc. (A)	97	$7,666

Construction & Engineering – 1.9%
Primoris Services Corporation	566	17,623

Construction & Farm Machinery & Heavy Trucks – 3.7%
Wabash National Corporation (A)	894	11,035
Westinghouse Air Brake Technologies Corporation	305	22,661

		33,696

Consumer Finance – 1.6%
First Cash Financial Services, Inc. (A)	234	14,446

Data Processing & Outsourced Services – 2.1%
Jack Henry & Associates, Inc.	327	19,338

Distributors – 1.4%
Pool Corporation	220	12,808

Diversified Support Services – 2.2%
Portfolio Recovery Associates, Inc. (A)	382	20,181

Education Services – 0.1%
Bright Horizons Family Solutions Inc. (A)	26	952

Electrical Components & Equipment – 0.5%
Powell Industries, Inc.	72	4,837

Electronic Equipment & Instruments – 0.3%
MTS Systems Corporation	41	2,914

Electronic Manufacturing Services – 1.6%
IPG Photonics Corporation (A)	191	14,831

Environmental & Facilities Services – 2.6%
Team, Inc. (A)	296	12,528
Waste Connections, Inc.	249	10,864

		23,392

Food Distributors – 1.3%
United Natural Foods, Inc. (A)	152	11,482

Health Care Equipment – 4.3%
DexCom, Inc. (A)	536	18,976
Heartware International, Inc. (A)	159	14,921
Thoratec Corporation (A)	141	5,142

		39,039

Health Care Facilities – 0.6%
Surgical Care Affiliates, Inc. (A)	166	5,783

COMMON STOCKS (Continued)	Shares	Value
Health Care Supplies – 1.1%
Endologix, Inc. (A)	487	$8,498
Spectranetics Corporation (The) (A)	48	1,188

		9,686

Health Care Technology – 0.7%
Medidata Solutions, Inc. (A)	104	6,324

Human Resource & Employment Services – 1.7%
Kforce Inc.	421	8,620
WageWorks, Inc. (A)	119	7,061

		15,681

Industrial Machinery – 0.9%
Graham Corporation	229	8,307

Internet Software & Services – 4.5%
Benefitfocus, Inc. (A)	64	3,684
ChannelAdvisor Corporation (A)	77	3,216
Demandware, Inc. (A)	412	26,398
Rocket Fuel Inc. (A)	123	7,545

		40,843

IT Consulting & Other Services – 2.5%
EPAM Systems, Inc. (A)	320	11,191
Luxoft Holding, Inc., Class A (A)	183	6,947
ServiceSource International, LLC (A)	598	5,008

		23,146

Leisure Facilities – 2.4%
Vail Resorts, Inc.	291	21,892

Office Services & Supplies – 1.7%
HNI Corporation	213	8,251
United Stationers Inc.	161	7,379

		15,630

Oil & Gas Equipment & Services – 2.7%
Dril-Quip, Inc. (A)	82	9,017
Matrix Service Company (A)	651	15,920

		24,937

Oil & Gas Exploration & Production – 0.8%
Athlon Energy Inc. (A)	90	2,728
Bonanza Creek Energy, Inc. (A)	44	1,895
Resolute Energy Corporation (A)	262	2,369

		6,992

Packaged Foods & Meats – 2.3%
B&G Foods, Inc.	251	8,505
Hain Celestial Group, Inc. (The) (A)	32	2,887
Lance, Inc.	348	9,988

		21,380

2013	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate Services – 0.3%
RE/MAX Holdings, Inc., Class A (A)	81	$2,582

Regional Banks – 6.6%
Bank of the Ozarks, Inc.	320	18,120
IBERIABANK Corporation	100	6,260
Signature Bank (A)	80	8,615
SVB Financial Group (A)	241	25,249
Texas Capital Bancshares, Inc. (A)	38	2,333

		60,577

Restaurants – 3.2%
Brinker International, Inc.	48	2,224
Chuy’s Holdings, Inc. (A)	304	10,933
Del Frisco’s Restaurant Group, Inc. (A)	314	7,396
Sonic Corp. (A)	486	9,802

		30,355

Semiconductor Equipment – 0.6%
Rubicon Technology, Inc. (A)	536	5,334

Semiconductors – 4.1%
Atmel Corporation (A)	857	6,707
Diodes Incorporated (A)	306	7,219
Microsemi Corporation (A)	314	7,842
Power Integrations, Inc.	248	13,848
Semtech Corporation (A)	64	1,623

		37,239

COMMON STOCKS (Continued)	Shares	Value
Specialty Stores – 0.8%
Cabela’s Incorporated, Class A (A)	104	$6,933

Systems Software – 2.5%
Infolox Inc. (A)	340	11,217
MICROS Systems, Inc. (A)	200	11,474

		22,691

Trading Companies & Distributors – 4.0%
Beacon Roofing Supply, Inc. (A)	161	6,469
Rush Enterprises, Inc. (A)	365	10,822
Watsco, Inc.	188	18,098

		35,389

Trucking – 1.6%
Landstar System, Inc.	262	15,029

TOTAL COMMON STOCKS – 98.9%		$904,597
(Cost: $569,645)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
Diageo Capital plc (GTD by Diageo plc), 0.180%, 1–2–14 (B)	$2,205	2,205

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Kellogg Co., 0.130%, 1–8–14 (B)	$4,950	$4,950

		7,155

Master Note – 0.4%
Toyota Motor Credit Corporation, 0.091%, 1–7–14 (C)	3,208	3,208

TOTAL SHORT-TERM SECURITIES – 1.1%		$10,363
(Cost: $10,363)

TOTAL INVESTMENT SECURITIES – 100.0%		$914,960
(Cost: $580,008)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		424

NET ASSETS – 100.0%		$915,384

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2013:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
JPMorgan	$4,819	Biotech Custom Index	11–26–14	1M LIBOR less 32 bps	$103

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$904,597	$—	$—
Short-Term Securities	—	10,363	—
Total	$904,597	$10,363	$—
Swap Agreements	$—	$103	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Tax-Managed Equity Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Consumer Discretionary	27.9%
Information Technology	24.5%
Industrials	14.3%
Health Care	12.4%
Consumer Staples	8.4%
Energy	5.1%
Materials	2.5%
Telecommunication Services	2.5%
Cash and Cash Equivalents	2.4%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	218/723	31
3 Year	304/609	50
5 Year	368/536	69
10 Year	34/376	10

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
Gilead Sciences, Inc.	Health Care
MasterCard Incorporated, Class A	Information Technology
Las Vegas Sands, Inc.	Consumer Discretionary
CBS Corporation, Class B	Consumer Discretionary
Visa Inc., Class A	Information Technology
Google Inc., Class A	Information Technology
NIKE, Inc., Class B	Consumer Discretionary
Amazon.com, Inc.	Consumer Discretionary
Monsanto Company	Materials

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

Before- and After-Tax Returns(1)	1-Year Period Ended 12-31-13		5-Year Period Ended 12-31-13	10-Year Period Ended 12-31-13
Class A
Before Taxes	27.82%		16.40%	8.64%
After Taxes on Distributions	32.49%		17.13%	8.98%
After Taxes on Distributions and Sale of Fund Shares	23.16%	(2)	14.66%	7.74%
Class B
Before Taxes	30.23%		16.52%	8.25%
After Taxes on Distributions	31.28%		16.01%	7.96%
After Taxes on Distributions and Sale of Fund Shares	22.51%	(2)	13.70%	6.85%
Class C
Before Taxes	34.47%		16.72%	8.28%
After Taxes on Distributions	31.43%		16.09%	7.99%
After Taxes on Distributions and Sale of Fund Shares	22.69%	(2)	13.78%	6.88%
Russell 1000 Growth Index(3)	33.48%		20.39%	7.83%

(1)	Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Fund’s most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(2)	After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

(3)	Reflects no deduction for fees, expenses or taxes.

The table above shows average annual returns on a before-tax and after-tax basis. Returns Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Returns After Taxes on Distributions is the Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

2013	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 3.4%
Boeing Company (The)	36	$4,873
Precision Castparts Corp.	19	5,063

		9,936

Apparel, Accessories & Luxury Goods – 1.4%
lululemon athletica inc. (A)	64	3,802
Vince Holding Corp. (A)	5	141

		3,943

Application Software – 2.0%
Adobe Systems Incorporated (A)	97	5,820

Automotive Retail – 1.1%
AutoZone, Inc. (A)	7	3,298

Biotechnology – 7.0%
Biogen Idec Inc. (A)	23	6,462
Gilead Sciences, Inc. (A)	161	12,084
KYTHERA Biopharmaceuticals, Inc. (A)	52	1,933

		20,479

Brewers – 1.7%
Anheuser-Busch InBev S.A., ADR	46	4,929

Broadcasting – 3.6%
CBS Corporation, Class B	165	10,517

Cable & Satellite – 4.2%
Comcast Corporation, Class A	111	5,747
Time Warner Cable Inc.	48	6,464

		12,211

Casinos & Gaming – 5.3%
Las Vegas Sands, Inc.	146	11,515
Wynn Resorts, Limited	22	4,331

		15,846

Communications Equipment – 2.8%
Cisco Systems, Inc.	195	4,380
F5 Networks, Inc. (A)	43	3,916

		8,296

Computer Hardware – 4.5%
Apple Inc.	24	13,214

Construction & Farm Machinery & Heavy Trucks – 1.5%
Caterpillar Inc.	47	4,286

Consumer Electronics – 1.6%
Harman International Industries, Incorporated	55	4,526

Data Processing & Outsourced Services – 7.7%
MasterCard Incorporated, Class A	14	12,031
Visa Inc., Class A	46	10,221

		22,252

COMMON STOCKS (Continued)	Shares	Value
Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	61	$7,145

Food Retail – 1.5%
Casey’s General Stores, Inc.	61	4,262

Footwear – 2.7%
NIKE, Inc., Class B	99	7,754

Health Care Facilities – 4.0%
HCA Holdings, Inc. (A)	138	6,565
Universal Health Services, Inc., Class B	63	5,144

		11,709

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Holdings Inc. (A)	18	407
Starwood Hotels & Resorts Worldwide, Inc.	38	3,003

		3,410

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corporation	29	3,410

Industrial Machinery – 3.8%
Pall Corporation	54	4,617
Pentair, Inc.	82	6,400

		11,017

Internet Retail – 4.6%
Amazon.com, Inc. (A)	18	7,210
priceline.com Incorporated (A)	6	6,393

		13,603

Internet Software & Services – 5.4%
Facebook, Inc., Class A (A)	76	4,176
Google Inc., Class A (A)	8	9,077
LinkedIn Corporation, Class A (A)	12	2,494

		15,747

Movies & Entertainment – 1.4%
News Corporation Limited, Class A	116	4,074

Oil & Gas Equipment & Services – 5.1%
Halliburton Company	83	4,227
National Oilwell Varco, Inc.	51	4,048
Schlumberger Limited	72	6,498

		14,773

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	30	2,546

Personal Products – 1.5%
Estee Lauder Companies, Inc. (The), Class A	58	4,331

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 1.4%
Bristol-Myers Squibb Company	76	$4,029

Railroads – 5.6%
Canadian Pacific Railway Limited	39	5,826
Kansas City Southern	49	6,117
Union Pacific Corporation	27	4,452

		16,395

Restaurants – 0.8%
Potbelly Corporation (A)	2	39
Starbucks Corporation	28	2,171

		2,210

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	159	2,817
ASML Holding N.V., NY Registry Shares	19	1,825

		4,642

Semiconductors – 0.5%
Altera Corporation	43	1,399

Tobacco – 1.6%
Philip Morris International Inc.	57	4,966

Wireless Telecommunication Service – 2.5%
Crown Castle International Corp. (A)	34	2,519
SBA Communications Corporation (A)	53	4,752

		7,271

TOTAL COMMON STOCKS – 97.6%		$284,246
(Cost: $184,530)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (B)	$249	249

TOTAL SHORT-TERM SECURITIES – 0.1%		$249
(Cost: $249)

TOTAL INVESTMENT SECURITIES – 97.7%		$284,495
(Cost: $184,779)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3%		6,593

NET ASSETS – 100.0%		$291,088

48	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$284,246	$—	$—
Short-Term Securities	—	249	—
Total	$284,246	$249	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	49

PORTFOLIO HIGHLIGHTS

Value Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	96.1%
Financials	24.3%
Energy	19.9%
Consumer Discretionary	13.6%
Information Technology	12.9%
Health Care	12.3%
Materials	6.2%
Consumer Staples	4.8%
Industrials	2.1%
Cash and Cash Equivalents	3.9%

Lipper Rankings

Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	110/472	24
3 Year	260/417	63
5 Year	104/368	29
10 Year	84/237	36

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Citigroup Inc.	Financials
Western Digital Corporation	Information Technology
Xerox Corporation	Information Technology
Time Warner Cable Inc.	Consumer Discretionary
JPMorgan Chase & Co.	Financials
Wells Fargo & Company	Financials
LyondellBasell Industries N.V., Class A	Materials
Comcast Corporation, Class A	Consumer Discretionary
Atlas Pipeline Partners, L.P.	Energy
Target Corporation	Consumer Discretionary

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

50	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel Retail – 0.1%
Limited Brands, Inc.	13	$810

Biotechnology – 1.9%
Amgen Inc.	136	15,560

Cable & Satellite – 7.1%
Comcast Corporation, Class A	487	25,323
Time Warner Cable Inc.	243	32,967

		58,290

Communications Equipment – 0.6%
Nokia Corporation, Series A, ADR	586	4,754

Computer Storage & Peripherals – 4.4%
Western Digital Corporation (A)	426	35,733

Department Stores – 2.0%
Macy’s Inc. (A)	311	16,581

Diversified Banks – 3.4%
Wells Fargo & Company	609	27,658

Diversified Chemicals – 3.0%
Dow Chemical Company (The)	545	24,176

Drug Retail – 2.8%
CVS Caremark Corporation	321	22,959

General Merchandise Stores – 3.0%
Target Corporation	389	24,637

Health Care Distributors – 2.2%
McKesson Corporation	110	17,706

Health Care Facilities – 2.0%
HCA Holdings, Inc. (B)	342	16,326

Home Improvement Retail – 1.4%
Lowe’s Companies, Inc.	224	11,094

Industrial Machinery – 2.1%
Parker Hannifin Corporation	135	17,405

Integrated Oil & Gas – 2.9%
Occidental Petroleum Corporation	245	23,271

Investment Banking & Brokerage – 2.9%
Goldman Sachs Group, Inc. (The)	132	23,327

Life & Health Insurance – 2.5%
MetLife, Inc.	379	20,457

Managed Health Care – 2.7%
Aetna Inc.	319	21,873

Office Electronics – 4.2%
Xerox Corporation	2,791	33,968

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Refining & Marketing – 5.2%
Marathon Petroleum Corporation (A)	257	$23,542
Phillips 66 (A)	245	18,924

		42,466

Oil & Gas Storage & Transportation – 11.8%
Access Midstream Partners, L.P.	232	13,098
Atlas Energy, L.P.	515	24,104
Atlas Pipeline Partners, L.P.	713	24,977
MarkWest Energy Partners, L.P.	194	12,809
Regency Energy Partners LP	817	21,459

		96,447

Other Diversified Financial Services – 8.3%
Citigroup Inc.	704	36,660
JPMorgan Chase & Co.	546	31,901

		68,561

Pharmaceuticals – 3.5%
Shire Pharmaceuticals Group plc, ADR (A)	53	7,488
Teva Pharmaceutical Industries Limited, ADR	526	21,083

		28,571

Property & Casualty Insurance – 2.8%
ACE Limited	219	22,652

Regional Banks – 2.3%
PNC Financial Services Group, Inc. (The)	246	19,061

Reinsurance – 2.1%
Reinsurance Group of America, Incorporated (A)	222	17,170

Semiconductor Equipment – 1.9%
Lam Research Corporation (B)	290	15,779

Soft Drinks – 1.6%
Coca-Cola Enterprises Inc.	288	12,723

Specialty Chemicals – 3.2%
LyondellBasell Industries N.V., Class A	327	26,235

Systems Software – 1.8%
Oracle Corporation	387	14,818

Tobacco – 0.4%
Philip Morris International Inc.	41	3,590

TOTAL COMMON STOCKS – 96.1%		$784,658
(Cost: $562,270)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 4.5%
Danaher Corporation,
0.110%, 1–17–14 (C)	$411	$411
Diageo Capital plc (GTD by Diageo plc),
0.180%, 1–2–14 (C)	1,846	1,846
Exxon Mobil Corporation,
0.050%, 1–27–14 (C)	5,000	5,000
Federal Home Loan Bank,
0.050%, 2–28–14 (C)	5,000	4,999
General Mills, Inc.,
0.140%, 1–6–14 (C)	5,000	5,000
International Business Machines Corporation,
0.070%, 1–14–14 (C)	3,500	3,500
St. Jude Medical, Inc.:
0.130%, 1–21–14 (C)	6,174	6,173
0.180%, 2–3–14 (C)	444	444
Wal-Mart Stores, Inc.:
0.060%, 1–6–14 (C)	5,000	5,000
0.050%, 2–10–14 (C)	4,000	4,000

		36,373

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government),
0.120%, 1–7–14 (D)	1,803	1,803

TOTAL SHORT-TERM SECURITIES – 4.7%		$38,176
(Cost: $38,176)

TOTAL INVESTMENT SECURITIES – 100.8%		$822,834
(Cost: $600,446)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(6,402)

NET ASSETS –100.0%		$816,432

2013	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

Notes to Schedule of Investments

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Limited Brands, Inc.	N/A	Put	479	January 2014	$60.00	$49	$(31)
	N/A	Put	479	February 2014	60.00	75	(75)
	N/A	Put	479	May 2014	60.00	167	(148)
Lyondell Basell Industries N.V., Class A	N/A	Put	498	January 2014	70.00	59	(4)
Macy’s Inc.	N/A	Call	812	January 2014	52.50	32	(123)
Marathon Petroleum Corporation	N/A	Call	533	January 2014	75.00	63	(886)
	N/A	Call	533	January 2014	77.50	37	(762)
	N/A	Call	533	January 2014	80.00	26	(632)
	N/A	Call	266	April 2014	77.50	305	(412)
Phillips 66	N/A	Call	533	January 2014	67.50	45	(515)
	N/A	Call	533	January 2014	70.00	26	(386)
	N/A	Call	533	January 2014	72.50	15	(261)
	N/A	Call	266	February 2014	70.00	131	(209)
Reinsurance Group of America, Incorporated	N/A	Call	710	January 2014	75.00	45	(172)
	N/A	Call	710	January 2014	80.00	6	(21)
	N/A	Call	709	April 2014	80.00	28	(117)
Shire Pharmaceuticals Group plc, ADR	N/A	Call	530	January 2014	145.00	112	(70)
Western Digital Coproration	N/A	Put	520	January 2014	60.00	37	(3)
	N/A	Call	197	January 2014	90.00	20	(7)

						$1,278	$(4,834)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$784,658	$—	$—
Short-Term Securities	—	38,176	—
Total	$784,658	$38,176	$—

Liabilities
Written Options	$4,305	$529	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2013

PORTFOLIO HIGHLIGHTS

Vanguard Fund	ALL DATA IS AS OF DECEMBER 31, 2013 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Consumer Discretionary	31.2%
Information Technology	23.9%
Industrials	16.1%
Health Care	14.8%
Consumer Staples	3.6%
Materials	3.5%
Energy	2.7%
Telecommunication Services	2.2%
Financials	1.1%
Cash and Cash Equivalents	0.9%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	256/723	36
3 Year	270/609	45
5 Year	450/536	84
10 Year	119/376	32

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
MasterCard Incorporated, Class A	Information Technology
Gilead Sciences, Inc.	Health Care
Las Vegas Sands, Inc.	Consumer Discretionary
Biogen Idec Inc.	Health Care
Visa Inc., Class A	Information Technology
Wynn Resorts, Limited	Consumer Discretionary
Google Inc., Class A	Information Technology
Canadian Pacific Railway Limited	Industrials
CBS Corporation, Class B	Consumer Discretionary
Apple Inc.	Information Technology

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

2013	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 4.3%
Boeing Company (The)	266	$36,306
Precision Castparts Corp.	102	27,496

		63,802

Apparel Retail – 0.7%
Limited Brands, Inc.	169	10,471

Apparel, Accessories & Luxury Goods – 0.9%
lululemon athletica inc. (A)	75	4,421
Under Armour, Inc., Class A (A)	101	8,791

		13,212

Application Software – 1.0%
Adobe Systems Incorporated (A)	248	14,874

Automotive Retail – 1.5%
AutoZone, Inc. (A)	25	11,949
O’Reilly Automotive, Inc. (A)	81	10,361

		22,310

Biotechnology – 8.3%
Biogen Idec Inc. (A)	208	58,188
Gilead Sciences, Inc. (A)	853	64,103

		122,291

Brewers – 2.2%
Anheuser-Busch InBev S.A., ADR	311	33,067

Broadcasting – 2.9%
CBS Corporation, Class B	665	42,400

Cable & Satellite – 2.6%
Comcast Corporation, Class A	441	22,912
Time Warner Cable Inc.	118	16,043

		38,955

Casinos & Gaming – 7.5%
Las Vegas Sands, Inc.	799	63,040
Wynn Resorts, Limited	245	47,504

		110,544

Commercial Serv-Finance – 1.0%
FleetCor Technologies, Inc. (A)	129	15,103

Computer Hardware – 2.8%
Apple Inc.	73	41,073

Consumer Electronics – 1.7%
Harman International Industries, Incorporated	302	24,702

Data Processing & Outsourced Services – 8.0%
MasterCard Incorporated, Class A	81	67,672
Visa Inc., Class A	230	51,239

		118,911

COMMON STOCKS (Continued)	Shares	Value
Diversified Chemicals – 1.5%
PPG Industries, Inc.	118	$22,304

Electronic Compo-Semicon – 1.3%
Xilinx, Inc.	429	19,690

Fertilizers & Agricultural Chemicals – 2.0%
Monsanto Company	257	30,000

Footwear – 1.9%
NIKE, Inc., Class B	363	28,515

Health Care Facilities – 1.5%
HCA Holdings, Inc. (A)	470	22,424

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	456	37,531

Hotels, Resorts & Cruise Lines – 0.1%
Hilton Worldwide Holdings Inc. (A)	93	2,069

Industrial Machinery – 4.3%
Flowserve Corporation	195	15,395
Pall Corporation	194	16,524
Pentair, Inc.	403	31,317

		63,236

Internet Retail – 2.9%
Amazon.com, Inc. (A)	80	31,703
priceline.com Incorporated (A)	9	10,810

		42,513

Internet Software & Services – 6.5%
Facebook, Inc., Class A (A)	579	31,632
Google Inc., Class A (A)	40	44,268
LinkedIn Corporation, Class A (A)	96	20,881

		96,781

IT Consulting & Other Services – 0.9%
Cognizant Technology Solutions Corporation, Class A (A)	126	12,734

Medical-Biomedical/Gene – 2.7%
Celgene Corporation (A)	242	40,804

Motorcycle Manufacturers – 2.7%
Harley-Davidson, Inc.	587	40,665

Movies & Entertainment – 1.0%
News Corporation Limited, Class A	412	14,505

Multi-Line Insurance – 1.1%
American International Group, Inc.	331	16,882

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Equipment & Services – 2.7%
National Oilwell Varco, Inc.	157	$12,462
Schlumberger Limited	314	28,284

		40,746

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Company	371	19,692
Shire Pharmaceuticals Group plc, ADR	106	14,906

		34,598

Railroads – 7.1%
Canadian Pacific Railway Limited	288	43,519
Kansas City Southern	229	28,407
Union Pacific Corporation	208	35,011

		106,937

Research & Consulting Services – 0.4%
Verisk Analytics, Inc., Class A (A)	84	5,494

Restaurants – 1.5%
Starbucks Corporation	283	22,216

Semiconductor Equipment – 2.4%
Applied Materials, Inc.	1,991	35,221

Specialty Stores – 0.8%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	127	12,210

Tobacco – 1.4%
Philip Morris International Inc.	234	20,362

Wireless Telecommunication Service – 2.2%
American Tower Corporation, Class A	140	11,183
Crown Castle International Corp. (A)	286	21,030

		32,213

TOTAL COMMON STOCKS – 99.1%		$1,472,365
(Cost: $937,437)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.0%
Federal Home Loan Bank,
0.050%, 2–28–14 (B)	$4,000	4,000
Kellogg Co.,
0.130%, 1–8–14 (B)	5,000	5,000
McCormick & Co. Inc.,
0.100%, 1–2–14 (B)	5,196	5,196

		14,196

54	SEMIANNUAL REPORT	2013

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2013 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.0%
Toyota Motor Credit Corporation,
0.091%, 1–7–14 (C)	$454	$454

TOTAL SHORT-TERM SECURITIES – 1.0%		$14,650
(Cost: $14,649)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,487,015
(Cost: $952,086)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(1,688)

NET ASSETS – 100.0%		$1,485,327

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2013. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,472,365	$—	$—
Short-Term Securities	—	14,650	—
Total	$1,472,365	$14,650	$—

As of December 31, 2013, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	55

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2013 (UNAUDITED)

(In thousands, except per share amounts)	Accumulative Fund		Asset Strategy Fund(1)	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund		Energy Fund	International Growth Fund
ASSETS
Investments in unaffiliated securities at value+	$1,295,707		$3,370,150	$1,161,062	$4,169,710	$712,047		$247,977	$598,989
Bullion at value+	—		275,767	—	—	—		—	—
Investments at Value	1,295,707		3,645,917	1,161,062	4,169,710	712,047		247,977	598,989
Cash	—	*	20,256	1	—	—	*	1	—
Cash denominated in foreign currencies at value+	—		659	—	—	—		—	13,684
Restricted cash	—		10,668	—	—	—		—	1,413
Investment securities sold receivable	370		1,319	—	—	2,999		—	—
Dividends and interest receivable	976		14,023	2,603	5,129	1,162		192	778
Capital shares sold receivable	411		13,743	2,565	4,831	531		393	730
Unrealized appreciation on forward foreign currency contracts	—		18,426	—	—	—		—	1,194
Variation margin receivable	—		200	—	—	—		—	—
Prepaid and other assets	70		102	94	144	43		38	55
Total Assets	1,297,534		3,725,313	1,166,325	4,179,814	716,782		248,601	616,843

LIABILITIES
Investment securities purchased payable	2,079		—	—	—	—		2,929	9,098
Capital shares redeemed payable	2,404		4,889	1,840	9,347	1,304		301	826
Trustees and Chief Compliance Officer fees payable	399		340	222	986	72		18	172
Overdraft due to custodian	—		—	—	3	—		—	260
Distribution and service fees payable	9		27	8	29	5		2	4
Shareholder servicing payable	237		714	213	674	226		103	165
Investment management fee payable	23		64	22	69	14		6	14
Accounting services fee payable	24		21	23	22	14		8	13
Unrealized depreciation on forward foreign currency contracts	—		—	—	—	—		—	1,220
Written options at value+	309		1,199	—	—	—		—	—
Other liabilities	24		338	14	52	17		9	20
Total Liabilities	5,508		7,592	2,342	11,182	1,652		3,376	11,792
Total Net Assets	$1,292,026		$3,717,721	$1,163,983	$4,168,632	$715,130		$245,225	$605,051

NET ASSETS
Capital paid in (shares authorized – unlimited)	$913,471		$2,688,381	$919,048	$2,880,571	$462,615		$177,795	$497,735
Undistributed (distributions in excess of) net investment income	120		2,476	(270)	(268)	808		(884)	(5,675)
Accumulated net realized gain (loss)	22,186		11,267	(24,280)	110,699	15,609		(17,277)	(31,597)
Net unrealized appreciation	356,249		1,015,597	269,485	1,177,630	236,098		85,591	144,588
Total Net Assets	$1,292,026		$3,717,721	$1,163,983	$4,168,632	$715,130		$245,225	$605,051

CAPITAL SHARES OUTSTANDING:
Class A	117,083		296,209	113,266	556,934	37,229		15,100	44,180
Class B	644		4,794	595	2,625	358		187	159
Class C	592		6,531	1,441	3,354	542		218	158
Class Y	376		8,899	654	12,659	96		156	5,310

NET ASSET VALUE PER SHARE:
Class A	$10.90		$11.76	$10.04	$7.25	$18.71		$15.68	$12.15
Class B	9.72		11.45	9.97	6.34	18.39		14.37	11.19
Class C	9.87		11.50	10.02	6.44	18.48		14.75	11.60
Class Y	10.94		11.79	10.04	7.28	18.72		16.26	12.14

+COST
Investments in unaffiliated securities at cost	$939,804		$2,387,563	$891,577	$2,992,076	$475,949		$162,386	$454,730
Bullion at cost	—		267,417	—	—	—		—	—
Cash denominated in foreign currencies at cost	—		615	—	—	—		—	13,308
Written options premiums received at cost	651		2,188	—	—	—		—	—

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2013

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2013 (UNAUDITED)

(In thousands, except per share amounts)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund		Vanguard Fund
ASSETS
Investments in unaffiliated securities at value+	$1,811,886	$3,313,220	$914,960	$284,495	$822,834		$1,487,015
Investments in affiliated securities at value+	—	462,416	—	—	—		—
Investments at Value	1,811,886	3,775,636	914,960	284,495	822,834		1,487,015
Cash	58	450	—	1	—	*	1
Investment securities sold receivable	1,213	5,541	—	9,471	1,606		—
Dividends and interest receivable	678	1,740	330	225	807		1,054
Capital shares sold receivable	2,590	4,078	1,743	467	1,497		1,067
Unrealized appreciation on swap agreements	—	—	103	—	—		—
Prepaid and other assets	67	95	56	25	59		83
Total Assets	1,816,492	3,787,540	917,192	294,684	826,803		1,489,220

LIABILITIES
Investment securities purchased payable	1,558	13,424	—	3,249	4,244		—
Capital shares redeemed payable	2,614	7,821	1,291	269	932		3,104
Trustees and Chief Compliance Officer fees payable	267	504	158	20	91		356
Overdraft due to custodian	—	—	3	—	—		—
Distribution and service fees payable	12	26	6	2	6		10
Shareholder servicing payable	460	668	288	37	217		336
Investment management fee payable	41	83	21	5	15		27
Accounting services fee payable	22	22	19	7	15		25
Written options at value+	750	2,879	—	—	4,834		—
Other liabilities	35	50	22	7	17		35
Total Liabilities	5,759	25,477	1,808	3,596	10,371		3,893
Total Net Assets	$1,810,733	$3,762,063	$915,384	$291,088	$816,432		$1,485,327

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,210,889	$2,011,108	$567,971	$188,081	$584,536		$926,188
Undistributed (distributions in excess of) net investment income	(11,800)	(19,734)	(6,775)	8	4,136		(214)
Accumulated net realized gain	47,917	128,509	19,132	3,283	8,928		24,424
Net unrealized appreciation	563,727	1,642,180	335,056	99,716	218,832		534,929
Total Net Assets	$1,810,733	$3,762,063	$915,384	$291,088	$816,432		$1,485,327

CAPITAL SHARES OUTSTANDING:
Class A	146,241	222,927	49,424	17,136	48,310		139,215
Class B	1,220	2,156	764	52	326		922
Class C	1,373	1,815	782	284	447		827
Class Y	6,731	7,717	1,003	N/A	614		8,206

NET ASSET VALUE PER SHARE:
Class A	$11.64	$16.05	$17.67	$16.70	$16.44		$9.95
Class B	8.94	12.23	14.28	14.77	15.61		7.85
Class C	9.21	12.39	14.97	14.75	15.82		8.00
Class Y	12.68	17.64	19.41	N/A	16.49		10.46

+COST
Investments in unaffiliated securities at cost	$1,248,113	$1,890,404	$580,008	$184,779	$600,446		$952,086
Investments in affiliated securities at cost	—	243,560	—	—	—		—
Written options premiums received at cost	703	3,382	—	—	1,278		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	57

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)

(In thousands)	Accumulative Fund	Asset Strategy Fund(1)	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$8,271	$17,618	$6,492	$29,489	$8,763	$1,246	$4,022
Foreign dividend withholding tax	(96)	(559)	(39)	(239)	(30)	(31)	(296)
Interest and amortization from unaffiliated securities	9	8,229	3,555	42	6	4	25
Foreign interest withholding tax	—	— *	—	—	—	—	(1)
Total Investment Income	8,184	25,288	10,008	29,292	8,739	1,219	3,750

EXPENSES
Investment management fee	4,237	10,971	3,600	12,161	2,497	1,007	2,426
Distribution and service fees:
Class A	1,513	4,058	1,260	4,684	869	286	634
Class B	32	271	29	81	33	14	9
Class C	28	356	62	98	49	16	9
Shareholder servicing:
Class A	1,031	3,052	930	2,958	928	449	709
Class B	21	110	16	47	22	11	8
Class C	11	89	17	34	18	8	5
Class Y	3	52	5	67	2	2	45
Registration fees	30	67	55	67	36	30	33
Custodian fees	14	129	11	25	8	1	25
Trustees and Chief Compliance Officer fees	80	114	51	221	24	7	36
Accounting services fee	132	130	123	130	85	46	77
Professional fees	40	88	34	78	29	21	30
Other	32	178	21	79	24	19	35
Total Expenses	7,204	19,665	6,214	20,730	4,624	1,917	4,081
Less:
Expenses in excess of limit	(310)	(50)	(98)	(321)	—	—	(86)
Total Net Expenses	6,894	19,615	6,116	20,409	4,624	1,917	3,995
Net Investment Income (Loss)	1,290	5,673	3,892	8,883	4,115	(698)	(245)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	95,248	232,226	15,380	323,309	77,275	19,912	12,630
Futures contracts	—	(24,560)	—	—	—	—	—
Written options	2,947	12,194	—	—	—	—	—
Swap agreements capital gains tax	—	—	—	—	—	—	(969)
Forward foreign currency contracts	—	15,164	—	—	—	—	66
Foreign currency exchange transactions	(1)	68	5	—	1	(1)	157
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	111,274	375,771	108,097	351,555	24,934	11,263	83,683
Futures contracts	—	6,942	—	—	—	—	—
Written options	343	1,679	—	—	—	—	—
Forward foreign currency contracts	—	12,899	—	—	—	—	(4,988)
Foreign currency exchange transactions	5	263	—	9	—	— *	34
Net Realized and Unrealized Gain	209,816	632,646	123,482	674,873	102,210	31,174	90,613
Net Increase in Net Assets Resulting from Operations	$211,106	$638,319	$127,374	$683,756	$106,325	$30,476	$90,368

*	Not shown due to rounding.
(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2013

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)

(In thousands)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$7,051	$9,396	$1,626	$1,584	$5,563	$9,236
Dividends from affiliated securities	—	571	—	—	—	—
Foreign dividend withholding tax	(43)	(31)	—	(10)	(48)	(68)
Interest and amortization from unaffiliated securities	28	294	12	4	22	3
Total Investment Income	7,036	10,230	1,638	1,578	5,537	9,171

EXPENSES
Investment management fee	7,309	13,716	3,730	869	2,583	4,941
Distribution and service fees:
Class A	2,033	3,977	1,031	329	896	1,680
Class B	56	123	54	4	25	35
Class C	61	98	56	20	34	32
Shareholder servicing:
Class A	2,006	2,696	1,228	162	938	1,433
Class B	35	61	35	1	17	24
Class C	24	34	20	4	13	15
Class Y	66	91	24	—	7	64
Registration fees	46	59	37	24	43	39
Custodian fees	16	91	15	5	10	18
Trustees and Chief Compliance Officer fees	73	137	39	8	28	79
Accounting services fee	130	130	109	46	91	134
Professional fees	46	77	37	18	32	43
Other	46	71	32	11	36	43
Total Expenses	11,947	21,361	6,447	1,501	4,753	8,580
Less:
Expenses in excess of limit	(101)	(101)	(88)	(18)	(37)	(151)
Total Net Expenses	11,846	21,260	6,359	1,483	4,716	8,429
Net Investment Income (Loss)	(4,810)	(11,030)	(4,721)	95	821	742

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	116,015	114,938	71,976	13,365	40,107	120,812
Investments in affiliated securities	—	62,468	—	—	—	—
Written options	765	390	—	—	(574)	—
Swap agreements	—	—	2,999	—	—	—
Foreign currency exchange transactions	(2)	(141)	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	170,708	706,683	94,743	43,424	65,423	183,300
Investments in affiliated securities	—	(26,355)	—	—	—	—
Written options	(66)	503	—	—	(3,561)	—
Swap agreements	—	—	375	—	—	—
Foreign currency exchange transactions	1	(108)	—	—	—	—
Net Realized and Unrealized Gain	287,421	858,378	170,093	56,789	101,395	304,112
Net Increase in Net Assets Resulting from Operations	$282,611	$847,348	$165,372	$56,884	$102,216	$304,854

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	59

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Accumulative Fund		Asset Strategy Fund(1)		Continental Income Fund
(In thousands)	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,290	$8,725	$5,673	$39,718	$3,892	$8,468
Net realized gain on investments	98,194	121,906	235,092	425,612	15,385	65,111
Net change in unrealized appreciation (depreciation)	111,622	47,685	397,554	(9,912)	108,097	16,635
Net Increase in Net Assets Resulting from Operations	211,106	178,316	638,319	455,418	127,374	90,214

Distributions to Shareholders From:
Net investment income:
Class A	(3,058)	(5,930)	(13,674)	(61,809)	(4,821)	(8,212)
Class B	—	(1)	—	(538)	—	(17)
Class C	—	(7)	—	(764)	—	(35)
Class Y	(19)	(24)	(495)	(2,431)	(36)	(73)
Net realized gains:
Class A	(562)	—	(140,388)	—	(50,957)	(29,299)
Class B	(3)	—	(2,328)	—	(274)	(255)
Class C	(3)	—	(3,126)	—	(644)	(373)
Class Y	(2)	—	(3,058)	—	(291)	(212)
Total Distributions to Shareholders	(3,647)	(5,962)	(163,069)	(65,542)	(57,023)	(38,476)
Capital Share Transactions	(54,878)	(129,765)	131,700	(123,809)	231,297	157,158
Net Increase in Net Assets	152,581	42,589	606,950	266,067	301,648	208,896
Net Assets, Beginning of Period	1,139,445	1,096,856	3,110,771	2,844,704	862,335	653,439
Net Assets, End of Period	$1,292,026	$1,139,445	$3,717,721	$3,110,771	$1,163,983	$862,335
Undistributed (distributions in excess of) net investment income	$120	$1,908	$2,476	$10,904	$(270)	$690

(1) Consolidated Statement of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2013

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Core Investment Fund		Dividend Opportunities Fund		Energy Fund
(In thousands)	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$8,883	$17,769	$4,115	$9,630	$(698)	$(1,344)
Net realized gain on investments	323,309	426,693	77,276	55,927	19,911	4,610
Net change in unrealized appreciation	351,564	113,432	24,934	51,537	11,263	38,112
Net Increase in Net Assets Resulting from Operations	683,756	557,894	106,325	117,094	30,476	41,378

Distributions to Shareholders From:
Net investment income:
Class A	(14,949)	(13,118)	(5,172)	(8,943)	—	—
Class B	—	—	(8)	(33)	—	—
Class C	—	—	(22)	(64)	—	—
Class Y	(559)	(440)	(16)	(160)	—	—
Net realized gains:
Class A	(514,541)	(179,972)	(36,789)	—	—	—
Class B	(2,337)	(1,057)	(364)	—	—	—
Class C	(2,926)	(994)	(532)	—	—	—
Class Y	(11,681)	(3,650)	(95)	—	—	—
Total Distributions to Shareholders	(546,993)	(199,231)	(42,998)	(9,200)	—	—
Capital Share Transactions	563,210	159,420	(51,717)	(121,761)	(1,465)	(18,283)
Net Increase (Decrease) in Net Assets	699,973	518,083	11,610	(13,867)	29,011	23,095
Net Assets, Beginning of Period	3,468,659	2,950,576	703,520	717,387	216,214	193,119
Net Assets, End of Period	$4,168,632	$3,468,659	$715,130	$703,520	$245,225	$216,214
Undistributed (distributions in excess of) net investment income	$(268)	$6,357	$808	$1,910	$(884)	$(185)

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	61

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	International Growth Fund		New Concepts Fund		Science and Technology Fund
(In thousands)	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(245)	$4,721	$(4,810)	$(9,013)	$(11,030)	$(16,905)
Net realized gain on investments	11,884	23,861	116,778	146,058	177,655	276,820
Net change in unrealized appreciation	78,729	36,509	170,643	128,278	680,723	451,916
Net Increase in Net Assets Resulting from Operations	90,368	65,091	282,611	265,323	847,348	711,831

Distributions to Shareholders From:
Net investment income:
Class A	(7,814)	(745)	—	—	—	—
Class B	— *	—	—	—	—	—
Class C	(6)	—	—	—	—	—
Class Y	(1,152)	(396)	—	—	—	—
Net realized gains:
Class A	—	—	(161,249)	(54,878)	(279,900)	(46,472)
Class B	—	—	(1,290)	(591)	(2,680)	(568)
Class C	—	—	(1,440)	(508)	(2,193)	(340)
Class Y	—	—	(7,690)	(2,475)	(9,648)	(1,552)
Total Distributions to Shareholders	(8,972)	(1,141)	(171,669)	(58,452)	(294,421)	(48,932)
Capital Share Transactions	493	(18,378)	121,626	(16,570)	308,065	(45,135)
Net Increase in Net Assets	81,889	45,572	232,568	190,301	860,992	617,764
Net Assets, Beginning of Period	523,162	477,590	1,578,165	1,387,864	2,901,071	2,283,307
Net Assets, End of Period	$605,051	$523,162	$1,810,733	$1,578,165	$3,762,063	$2,901,071
Undistributed (distributions in excess of) net investment income	$(5,675)	$3,385	$(11,800)	$(6,988)	$(19,734)	$(8,563)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

62	SEMIANNUAL REPORT	2013

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Small Cap Fund		Tax-Managed Equity Fund
(In thousands)	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(4,721)	$(7,281)	$95	$905
Net realized gain on investments	74,975	75,715	13,365	16,833
Net change in unrealized appreciation	95,118	73,085	43,424	13,892
Net Increase in Net Assets Resulting from Operations	165,372	141,519	56,884	31,630

Distributions to Shareholders From:
Net investment income:
Class A	—	—	(66)	(777)
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	—	—	N/A	N/A
Net realized gains:
Class A	(112,070)	(32,824)	(23,156)	(5,459)
Class B	(1,668)	(651)	(65)	(22)
Class C	(1,706)	(533)	(353)	(85)
Class Y	(2,296)	(1,426)	N/A	N/A
Total Distributions to Shareholders	(117,740)	(35,434)	(23,640)	(6,343)
Capital Share Transactions	71,919	(13,307)	20,682	5,416
Net Increase in Net Assets	119,551	92,778	53,926	30,703
Net Assets, Beginning of Period	795,833	703,055	237,162	206,459
Net Assets, End of Period	$915,384	$795,833	$291,088	$237,162
Undistributed (distributions in excess of) net investment income	$(6,775)	$(2,054)	$8	$(21)

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	63

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Value Fund		Vanguard Fund
(In thousands)	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13	Six months ended 12-31-13 (Unaudited)	Year ended 6-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$821	$4,440	$742	$3,427
Net realized gain on investments	39,533	26,719	120,812	183,100
Net change in unrealized appreciation (depreciation)	61,862	109,624	183,300	(12,127)
Net Increase in Net Assets Resulting from Operations	102,216	140,783	304,854	174,400

Distributions to Shareholders From:
Net investment income:
Class A	(1,925)	(5,788)	(119)	(2,020)
Class B	—	(7)	—	—
Class C	—	(16)	—	—
Class Y	(58)	(116)	(118)	(211)
Net realized gains:
Class A	(38,383)	—	(206,576)	(55,379)
Class B	(247)	—	(1,299)	(400)
Class C	(339)	—	(1,162)	(303)
Class Y	(491)	—	(12,030)	(2,794)
Total Distributions to Shareholders	(41,443)	(5,927)	(221,304)	(61,107)
Capital Share Transactions	89,480	43,346	36,199	(105,330)
Net Increase in Net Assets	150,253	178,202	119,749	7,963
Net Assets, Beginning of Period	666,179	487,977	1,365,578	1,357,615
Net Assets, End of Period	$816,432	$666,179	$1,485,327	$1,365,578
Undistributed (distributions in excess of) net investment income	$4,136	$5,298	$(214)	$(719)

See Accompanying Notes to Financial Statements.

64	SEMIANNUAL REPORT	2013

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2013	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ACCUMULATIVE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$9.18	$0.01	$1.74	$1.75	$(0.03)	$—	*	$(0.03)
Year ended 6-30-2013	7.87	0.07	1.29	1.36	(0.05)	—		(0.05)
Year ended 6-30-2012	7.90	(0.01)	(0.02)	(0.03)	— *	—		— *
Year ended 6-30-2011	5.93	0.00	1.98	1.98	(0.01)	—		(0.01)
Year ended 6-30-2010	5.43	0.03	0.50	0.53	(0.03)	—		(0.03)
Year ended 6-30-2009	7.96	0.04	(2.54)	(2.50)	(0.03)	—		(0.03)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	8.22	(0.05)	1.55	1.50	—	—	*	— *
Year ended 6-30-2013	7.10	(0.04)	1.16	1.12	— *	—		— *
Year ended 6-30-2012	7.22	(0.10)	(0.02)	(0.12)	—	—		—
Year ended 6-30-2011	5.47	(0.08)	1.83	1.75	—	—		—
Year ended 6-30-2010	5.05	(0.05)	0.47	0.42	—	—		—
Year ended 6-30-2009	7.46	(0.03)	(2.38)	(2.41)	—	—		—
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	8.34	(0.03)	1.56	1.53	—	—	*	— *
Year ended 6-30-2013	7.19	(0.02)	1.18	1.16	(0.01)	—		(0.01)
Year ended 6-30-2012	7.29	(0.08)	(0.02)	(0.10)	—	—		—
Year ended 6-30-2011	5.52	(0.07)	1.84	1.77	—	—		—
Year ended 6-30-2010	5.09	(0.04)	0.47	0.43	—	—		—
Year ended 6-30-2009	7.50	(0.03)	(2.38)	(2.41)	—	—		—
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	9.23	0.02	1.74	1.76	(0.05)	—	*	(0.05)
Year ended 6-30-2013	7.90	0.09	1.30	1.39	(0.06)	—		(0.06)
Year ended 6-30-2012	7.92	0.02	(0.03)	(0.01)	(0.01)	—		(0.01)
Year ended 6-30-2011	5.94	0.03	1.98	2.01	(0.03)	—		(0.03)
Year ended 6-30-2010	5.44	0.04	0.50	0.54	(0.04)	—		(0.04)
Year ended 6-30-2009	7.99	0.05	(2.55)	(2.50)	(0.05)	—		(0.05)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

66	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$10.90	19.09%	$1,276	1.11	%(4)	0.22	%(4)	1.16	%(4)	0.17	%(4)	41%
Year ended 6-30-2013	9.18	17.31	1,125	1.15		0.79		1.20		0.74		87
Year ended 6-30-2012	7.87	-0.35	1,080	1.17		-0.09		1.22		-0.14		58
Year ended 6-30-2011	7.90	33.44	1,246	1.16		0.05		1.21		0.00		42
Year ended 6-30-2010	5.93	9.66	1,035	1.18		0.36		1.23		0.31		51
Year ended 6-30-2009	5.43	-31.42	1,132	1.21		0.60		1.25		0.56		64
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	9.72	18.31	6	2.37	(4)	-1.04	(4)	2.40	(4)	-1.07	(4)	41
Year ended 6-30-2013	8.22	15.79	6	2.47		-0.53		2.51		-0.57		87
Year ended 6-30-2012	7.10	-1.66	8	2.46		-1.38		2.49		-1.41		58
Year ended 6-30-2011	7.22	31.99	15	2.34		-1.14		2.37		-1.17		42
Year ended 6-30-2010	5.47	8.32	18	2.36		-0.81		2.39		-0.84		51
Year ended 6-30-2009	5.05	-32.22	23	2.39		-0.58		2.42		-0.61		64
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	9.87	18.41	6	2.09	(4)	-0.76	(4)	2.12	(4)	-0.79	(4)	41
Year ended 6-30-2013	8.34	16.16	5	2.18		-0.24		2.21		-0.27		87
Year ended 6-30-2012	7.19	-1.37	5	2.22		-1.13		2.26		-1.17		58
Year ended 6-30-2011	7.29	32.07	7	2.20		-0.99		2.23		-1.02		42
Year ended 6-30-2010	5.52	8.45	7	2.23		-0.68		2.26		-0.71		51
Year ended 6-30-2009	5.09	-32.13	8	2.28		-0.46		2.31		-0.49		64
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	10.94	19.16	4	0.86	(4)	0.47	(4)	0.89	(4)	0.44	(4)	41
Year ended 6-30-2013	9.23	17.65	3	0.86		1.09		0.90		1.05		87
Year ended 6-30-2012	7.90	-0.05	4	0.86		0.22		0.90		0.18		58
Year ended 6-30-2011	7.92	33.91	5	0.86		0.35		0.89		0.32		42
Year ended 6-30-2010	5.94	9.87	3	0.87		0.67		0.90		0.64		51
Year ended 6-30-2009	5.44	-31.17	3	0.97		0.85		1.00		0.82		64

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$10.21	$0.02	$2.08	$2.10	$(0.05)	$(0.50)	$(0.55)
Year ended 6-30-2013	8.96	0.13	1.34	1.47	(0.22)	—	(0.22)
Year ended 6-30-2012	9.98	0.10	(1.02)	(0.92)	(0.10)	—	(0.10)
Year ended 6-30-2011	7.98	0.07	2.02	2.09	(0.09)	—	(0.09)
Year ended 6-30-2010	7.40	0.06	0.55	0.61	(0.03)	—	(0.03)
Year ended 6-30-2009	12.72	0.12	(3.05)	(2.93)	(0.05)	(2.34)	(2.39)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	9.96	(0.03)	2.02	1.99	—	(0.50)	(0.50)
Year ended 6-30-2013	8.72	0.03	1.30	1.33	(0.09)	—	(0.09)
Year ended 6-30-2012	9.71	0.00	(0.97)	(0.97)	(0.02)	—	(0.02)
Year ended 6-30-2011	7.77	(0.01)	1.97	1.96	(0.02)	—	(0.02)
Year ended 6-30-2010	7.25	(0.02)	0.54	0.52	—	—	—
Year ended 6-30-2009	12.55	0.04	(3.01)	(2.97)	—	(2.33)	(2.33)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	9.99	(0.03)	2.04	2.01	—	(0.50)	(0.50)
Year ended 6-30-2013	8.75	0.05	1.30	1.35	(0.11)	—	(0.11)
Year ended 6-30-2012	9.74	0.02	(0.98)	(0.96)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.79	0.00	1.97	1.97	(0.02)	—	(0.02)
Year ended 6-30-2010	7.27	(0.01)	0.53	0.52	—	—	—
Year ended 6-30-2009	12.56	0.04	(2.99)	(2.95)	—	(2.34)	(2.34)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	10.25	0.04	2.08	2.12	(0.08)	(0.50)	(0.58)
Year ended 6-30-2013	9.01	0.15	1.35	1.50	(0.26)	—	(0.26)
Year ended 6-30-2012	10.03	0.12	(1.01)	(0.89)	(0.13)	—	(0.13)
Year ended 6-30-2011	8.00	0.10	2.03	2.13	(0.10)	—	(0.10)
Year ended 6-30-2010	7.44	0.09	0.54	0.63	(0.07)	—	(0.07)
Year ended 6-30-2009	12.75	0.15	(3.06)	(2.91)	(0.06)	(2.34)	(2.40)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4) Annualized.

68	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$11.76	20.72%	$3,483	1.11	%(4)	0.36	%(4)	1.12	%(4)	0.35	%(4)	33%
Year ended 6-30-2013	10.21	16.50	2,933	1.15		1.33		1.16		1.32		50
Year ended 6-30-2012	8.96	-9.16	2,665	1.17		1.06		1.17		1.06		53
Year ended 6-30-2011	9.98	26.27	3,162	1.14		0.77		1.14		0.77		72
Year ended 6-30-2010	7.98	8.23	2,724	1.17		0.71		1.17		0.71		108
Year ended 6-30-2009	7.40	-21.19	2,461	1.20		1.34		1.20		1.34		304
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	11.45	20.13	55	2.09	(4)	-0.62	(4)	2.10	(4)	-0.63	(4)	33
Year ended 6-30-2013	9.96	15.29	52	2.14		0.34		2.15		0.33		50
Year ended 6-30-2012	8.72	-9.98	59	2.13		0.04		2.13		0.04		53
Year ended 6-30-2011	9.71	25.22	90	2.05		-0.13		2.05		-0.13		72
Year ended 6-30-2010	7.77	7.17	102	2.06		-0.20		2.06		-0.20		108
Year ended 6-30-2009	7.25	-21.94	114	2.08		0.43		2.08		0.43		304
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	11.50	20.27	75	1.93	(4)	-0.46	(4)	1.94	(4)	-0.47	(4)	33
Year ended 6-30-2013	9.99	15.48	66	1.97		0.51		1.98		0.50		50
Year ended 6-30-2012	8.75	-9.86	67	1.99		0.21		1.99		0.21		53
Year ended 6-30-2011	9.74	25.36	90	1.95		-0.04		1.95		-0.04		72
Year ended 6-30-2010	7.79	7.15	87	1.98		-0.10		1.98		-0.10		108
Year ended 6-30-2009	7.27	-21.79	85	2.01		0.51		2.01		0.51		304
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	11.79	20.86	105	0.82	(4)	0.65	(4)	0.83	(4)	0.64	(4)	33
Year ended 6-30-2013	10.25	16.82	60	0.84		1.47		0.85		1.46		50
Year ended 6-30-2012	9.01	-8.82	54	0.85		1.28		0.85		1.28		53
Year ended 6-30-2011	10.03	26.77	71	0.84		1.08		0.84		1.08		72
Year ended 6-30-2010	8.00	8.40	49	0.87		1.01		0.87		1.01		108
Year ended 6-30-2009	7.44	-20.92	44	0.88		1.71		0.88		1.71		304

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CONTINENTAL INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$9.33	$0.04	$1.20	$1.24	$(0.05)	$(0.48)	$(0.53)
Year ended 6-30-2013	8.70	0.11	1.04	1.15	(0.11)	(0.41)	(0.52)
Year ended 6-30-2012	8.70	0.10	0.18	0.28	(0.11)	(0.17)	(0.28)
Year ended 6-30-2011	7.23	0.10	1.86	1.96	(0.10)	(0.39)	(0.49)
Year ended 6-30-2010	6.57	0.09	0.65	0.74	(0.08)	—	(0.08)
Year ended 6-30-2009	7.97	0.11	(1.30)	(1.19)	(0.12)	(0.09)	(0.21)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	9.27	(0.02)	1.19	1.17	—	(0.47)	(0.47)
Year ended 6-30-2013	8.67	0.01	1.02	1.03	(0.03)	(0.40)	(0.43)
Year ended 6-30-2012	8.68	0.01	0.17	0.18	(0.02)	(0.17)	(0.19)
Year ended 6-30-2011	7.22	0.02	1.85	1.87	(0.02)	(0.39)	(0.41)
Year ended 6-30-2010	6.57	0.00	0.66	0.66	(0.01)	—	(0.01)
Year ended 6-30-2009	7.96	0.05	(1.29)	(1.24)	(0.06)	(0.09)	(0.15)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	9.30	0.00	1.20	1.20	—	(0.48)	(0.48)
Year ended 6-30-2013	8.68	0.03	1.04	1.07	(0.04)	(0.41)	(0.45)
Year ended 6-30-2012	8.69	0.02	0.17	0.19	(0.03)	(0.17)	(0.20)
Year ended 6-30-2011	7.23	0.03	1.85	1.88	(0.03)	(0.39)	(0.42)
Year ended 6-30-2010	6.57	0.02	0.66	0.68	(0.02)	—	(0.02)
Year ended 6-30-2009	7.96	0.05	(1.29)	(1.24)	(0.06)	(0.09)	(0.15)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	9.33	0.05	1.20	1.25	(0.06)	(0.48)	(0.54)
Year ended 6-30-2013	8.70	0.13	1.04	1.17	(0.13)	(0.41)	(0.54)
Year ended 6-30-2012	8.70	0.13	0.17	0.30	(0.13)	(0.17)	(0.30)
Year ended 6-30-2011	7.23	0.13	1.86	1.99	(0.13)	(0.39)	(0.52)
Year ended 6-30-2010	6.57	0.11	0.65	0.76	(0.10)	—	(0.10)
Year ended 6-30-2009	7.97	0.14	(1.30)	(1.16)	(0.15)	(0.09)	(0.24)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

70	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$10.04	13.44%	$1,137	1.17	%(4)	0.77	%(4)	1.19	%(4)	0.75	%(4)	14%
Year ended 6-30-2013	9.33	13.72	840	1.18		1.19		1.20		1.17		49
Year ended 6-30-2012	8.70	3.42	636	1.20		1.18		1.22		1.16		37
Year ended 6-30-2011	8.70	27.65	654	1.21		1.27		1.23		1.25		32
Year ended 6-30-2010	7.23	11.25	552	1.25		1.16		1.27		1.14		68
Year ended 6-30-2009	6.57	-14.84	547	1.28		1.63		1.28		1.63		31
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	9.97	12.70	6	2.29	(4)	-0.34	(4)	2.31	(4)	-0.36	(4)	14
Year ended 6-30-2013	9.27	12.50	6	2.34		0.06		2.36		0.04		49
Year ended 6-30-2012	8.67	2.21	6	2.32		0.06		2.34		0.04		37
Year ended 6-30-2011	8.68	26.25	9	2.27		0.21		2.29		0.19		32
Year ended 6-30-2010	7.22	10.07	9	2.36		0.06		2.38		0.04		68
Year ended 6-30-2009	6.57	-15.61	11	2.29		0.61		2.29		0.61		31
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	10.02	13.06	14	2.01	(4)	-0.07	(4)	2.03	(4)	-0.09	(4)	14
Year ended 6-30-2013	9.30	12.74	10	2.06		0.32		2.08		0.30		49
Year ended 6-30-2012	8.68	2.38	7	2.11		0.28		2.13		0.26		37
Year ended 6-30-2011	8.69	26.37	7	2.14		0.35		2.16		0.33		32
Year ended 6-30-2010	7.23	10.31	5	2.20		0.21		2.22		0.19		68
Year ended 6-30-2009	6.57	-15.55	6	2.23		0.68		2.23		0.68		31
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	10.04	13.59	7	0.89	(4)	1.06	(4)	0.91	(4)	1.04	(4)	14
Year ended 6-30-2013	9.33	14.04	6	0.89		1.49		0.91		1.47		49
Year ended 6-30-2012	8.70	3.74	4	0.89		1.57		0.91		1.55		37
Year ended 6-30-2011	8.70	28.05	6	0.90		1.59		0.92		1.57		32
Year ended 6-30-2010	7.23	11.59	5	0.92		1.49		0.94		1.47		68
Year ended 6-30-2009	6.57	-14.55	4	0.95		1.98		0.95		1.98		31

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CORE INVESTMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital		Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$7.02	$0.02	$1.31	$1.33	$(0.03)	$(1.07)	$—		$(1.10)
Year ended 6-30-2013	6.30	0.04	1.12	1.16	(0.03)	(0.41)	—		(0.44)
Year ended 6-30-2012	6.49	0.02	0.11	0.13	(0.02)	(0.30)	—		(0.32)
Year ended 6-30-2011	4.70	0.02	1.78	1.80	(0.01)	—	—		(0.01)
Year ended 6-30-2010	4.10	0.01	0.61	0.62	(0.02)	—	—	*	(0.02)
Year ended 6-30-2009	5.75	0.04	(1.64)	(1.60)	(0.03)	(0.02)	—		(0.05)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	6.23	(0.02)	1.15	1.13	—	(1.02)	—		(1.02)
Year ended 6-30-2013	5.66	(0.04)	1.01	0.97	—	(0.40)	—		(0.40)
Year ended 6-30-2012	5.92	(0.05)	0.09	0.04	—	(0.30)	—		(0.30)
Year ended 6-30-2011	4.33	(0.04)	1.63	1.59	—	—	—		—
Year ended 6-30-2010	3.80	(0.05)	0.58	0.53	—	—	—		—
Year ended 6-30-2009	5.34	(0.01)	(1.53)	(1.54)	—	— *	—		— *
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	6.33	(0.02)	1.17	1.15	—	(1.04)	—		(1.04)
Year ended 6-30-2013	5.74	(0.03)	1.02	0.99	—	(0.40)	—		(0.40)
Year ended 6-30-2012	5.98	(0.04)	0.10	0.06	—	(0.30)	—		(0.30)
Year ended 6-30-2011	4.37	(0.03)	1.64	1.61	—	—	—		—
Year ended 6-30-2010	3.83	(0.04)	0.58	0.54	—	—	—		—
Year ended 6-30-2009	5.36	(0.01)	(1.52)	(1.53)	—	— *	—		— *
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	7.05	0.03	1.32	1.35	(0.05)	(1.07)	—		(1.12)
Year ended 6-30-2013	6.32	0.06	1.13	1.19	(0.05)	(0.41)	—		(0.46)
Year ended 6-30-2012	6.51	0.04	0.10	0.14	(0.03)	(0.30)	—		(0.33)
Year ended 6-30-2011	4.71	0.04	1.79	1.83	(0.03)	—	—		(0.03)
Year ended 6-30-2010	4.10	0.03	0.61	0.64	(0.03)	—	—	*	(0.03)
Year ended 6-30-2009	5.75	0.06	(1.65)	(1.59)	(0.05)	(0.01)	—		(0.06)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

72	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$7.25	19.66%	$4,038	1.05	%(4)	0.46	%(4)	1.07	%(4)	0.44	%(4)	28%
Year ended 6-30-2013	7.02	19.22	3,354	1.09		0.56		1.11		0.54		68
Year ended 6-30-2012	6.30	2.68	2,867	1.12		0.32		1.15		0.29		58
Year ended 6-30-2011	6.49	38.39	3,021	1.12		0.35		1.14		0.33		79
Year ended 6-30-2010	4.70	15.04	2,343	1.16		0.18		1.18		0.16		102
Year ended 6-30-2009	4.10	-27.78	2,197	1.19		0.89		1.21		0.87		129
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	6.34	18.94	17	2.23	(4)	-0.72	(4)	2.25	(4)	-0.74	(4)	28
Year ended 6-30-2013	6.23	17.90	15	2.34		-0.68		2.36		-0.70		68
Year ended 6-30-2012	5.66	1.26	17	2.38		-0.93		2.40		-0.95		58
Year ended 6-30-2011	5.92	36.72	23	2.31		-0.85		2.33		-0.87		79
Year ended 6-30-2010	4.33	13.95	24	2.37		-1.03		2.39		-1.05		102
Year ended 6-30-2009	3.80	-28.78	28	2.41		-0.35		2.43		-0.37		129
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	6.44	18.88	22	1.99	(4)	-0.48	(4)	2.01	(4)	-0.50	(4)	28
Year ended 6-30-2013	6.33	18.15	17	2.07		-0.41		2.09		-0.43		68
Year ended 6-30-2012	5.74	1.60	14	2.11		-0.67		2.13		-0.69		58
Year ended 6-30-2011	5.98	36.84	16	2.12		-0.64		2.14		-0.66		79
Year ended 6-30-2010	4.37	14.10	12	2.18		-0.85		2.20		-0.87		102
Year ended 6-30-2009	3.83	-28.49	11	2.26		-0.18		2.28		-0.20		129
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	7.28	19.90	92	0.79	(4)	0.72	(4)	0.81	(4)	0.70	(4)	28
Year ended 6-30-2013	7.05	19.67	83	0.80		0.85		0.82		0.83		68
Year ended 6-30-2012	6.32	2.82	53	0.82		0.62		0.84		0.60		58
Year ended 6-30-2011	6.51	38.91	35	0.82		0.62		0.84		0.60		79
Year ended 6-30-2010	4.71	15.48	47	0.83		0.54		0.85		0.52		102
Year ended 6-30-2009	4.10	-27.53	32	0.83		1.27		0.85		1.25		129

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	73

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$17.17	$0.11	$2.62	$2.73	$(0.15)	$(1.04)	$(1.19)
Year ended 6-30-2013	14.85	0.21	2.31	2.52	(0.20)	—	(0.20)
Year ended 6-30-2012	15.44	0.20	(0.65)	(0.45)	(0.14)	—	(0.14)
Year ended 6-30-2011	11.54	0.13	3.91	4.04	(0.14)	—	(0.14)
Year ended 6-30-2010	11.07	0.12	0.47	0.59	(0.12)	—	(0.12)
Year ended 6-30-2009	16.09	0.14	(5.02)	(4.88)	(0.14)	—	(0.14)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	16.88	0.00 *	2.57	2.57	(0.02)	(1.04)	(1.06)
Year ended 6-30-2013	14.64	0.03	2.28	2.31	(0.07)	—	(0.07)
Year ended 6-30-2012	15.25	0.03	(0.60)	(0.57)	(0.04)	—	(0.04)
Year ended 6-30-2011	11.43	(0.02)	3.87	3.85	(0.03)	—	(0.03)
Year ended 6-30-2010	10.97	(0.01)	0.47	0.46	—	—	—
Year ended 6-30-2009	15.95	0.01	(4.97)	(4.96)	(0.02)	—	(0.02)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	16.95	0.03	2.59	2.62	(0.05)	(1.04)	(1.09)
Year ended 6-30-2013	14.69	0.07	2.29	2.36	(0.10)	—	(0.10)
Year ended 6-30-2012	15.29	0.07	(0.62)	(0.55)	(0.05)	—	(0.05)
Year ended 6-30-2011	11.46	0.00	3.88	3.88	(0.05)	—	(0.05)
Year ended 6-30-2010	10.99	0.01	0.47	0.48	(0.01)	—	(0.01)
Year ended 6-30-2009	15.97	0.03	(4.98)	(4.95)	(0.03)	—	(0.03)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	17.18	0.14	2.61	2.75	(0.17)	(1.04)	(1.21)
Year ended 6-30-2013	14.85	0.28	2.31	2.59	(0.26)	—	(0.26)
Year ended 6-30-2012	15.45	0.26	(0.68)	(0.42)	(0.18)	—	(0.18)
Year ended 6-30-2011	11.54	0.16	3.95	4.11	(0.20)	—	(0.20)
Year ended 6-30-2010	11.08	0.17	0.47	0.64	(0.18)	—	(0.18)
Year ended 6-30-2009	16.09	0.19	(5.02)	(4.83)	(0.18)	—	(0.18)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

74	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$18.71	16.23%	$696	1.27	%(3)	1.17	%(3)	31%
Year ended 6-30-2013	17.17	17.11	686	1.29		1.33		36
Year ended 6-30-2012	14.85	-2.55	698	1.32		1.43		43
Year ended 6-30-2011	15.44	35.15	749	1.30		0.91		40
Year ended 6-30-2010	11.54	5.28	553	1.33		0.96		50
Year ended 6-30-2009	11.07	-30.36	512	1.40		1.21		25
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	18.39	15.55	7	2.42	(3)	0.04	(3)	31
Year ended 6-30-2013	16.88	15.81	7	2.48		0.17		36
Year ended 6-30-2012	14.64	-3.71	8	2.47		0.24		43
Year ended 6-30-2011	15.25	33.69	14	2.38		-0.16		40
Year ended 6-30-2010	11.43	4.19	13	2.40		-0.08		50
Year ended 6-30-2009	10.97	-31.06	17	2.42		0.12		25
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	18.48	15.75	10	2.12	(3)	0.33	(3)	31
Year ended 6-30-2013	16.95	16.17	9	2.17		0.46		36
Year ended 6-30-2012	14.69	-3.51	10	2.23		0.49		43
Year ended 6-30-2011	15.29	33.92	13	2.22		-0.01		40
Year ended 6-30-2010	11.46	4.36	11	2.24		0.06		50
Year ended 6-30-2009	10.99	-30.96	14	2.30		0.27		25
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	18.72	16.39	2	0.98	(3)	1.47	(3)	31
Year ended 6-30-2013	17.18	17.63	2	0.89		1.71		36
Year ended 6-30-2012	14.85	-2.22	1	0.91		1.84		43
Year ended 6-30-2011	15.45	35.77	2	0.92		1.19		40
Year ended 6-30-2010	11.54	5.63	11	0.92		1.37		50
Year ended 6-30-2009	11.08	-30.00	10	0.96		1.66		25

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	75

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$13.72	$(0.04)	$2.00	$1.96	$—	$—	$—
Year ended 6-30-2013	11.21	(0.08)	2.59	2.51	—	—	—
Year ended 6-30-2012	14.38	(0.08)	(3.09)	(3.17)	—	—	—
Year ended 6-30-2011	9.72	(0.09)	4.75	4.66	—	—	—
Year ended 6-30-2010	8.99	(0.06)	0.79	0.73	—	—	—
Year ended 6-30-2009	17.73	(0.06)	(8.46)	(8.52)	—	(0.22)	(0.22)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	12.65	(0.12)	1.84	1.72	—	—	—
Year ended 6-30-2013	10.47	(0.22)	2.40	2.18	—	—	—
Year ended 6-30-2012	13.59	(0.22)	(2.90)	(3.12)	—	—	—
Year ended 6-30-2011	9.29	(0.22)	4.52	4.30	—	—	—
Year ended 6-30-2010	8.68	(0.16)	0.77	0.61	—	—	—
Year ended 6-30-2009	17.32	(0.17)	(8.26)	(8.43)	—	(0.21)	(0.21)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	12.96	(0.10)	1.89	1.79	—	—	—
Year ended 6-30-2013	10.68	(0.18)	2.46	2.28	—	—	—
Year ended 6-30-2012	13.81	(0.18)	(2.95)	(3.13)	—	—	—
Year ended 6-30-2011	9.41	(0.18)	4.58	4.40	—	—	—
Year ended 6-30-2010	8.77	(0.14)	0.78	0.64	—	—	—
Year ended 6-30-2009	17.43	(0.14)	(8.31)	(8.45)	—	(0.21)	(0.21)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	14.20	— *	2.06	2.06	—	—	—
Year ended 6-30-2013	11.53	(0.01)	2.68	2.67	—	—	—
Year ended 6-30-2012	14.71	(0.01)	(3.17)	(3.18)	—	—	—
Year ended 6-30-2011	9.89	(0.02)	4.84	4.82	—	—	—
Year ended 6-30-2010	9.09	0.01	0.79	0.80	—	—	—
Year ended 6-30-2009	17.93	0.01	(8.57)	(8.56)	—	(0.28)	(0.28)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

76	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$15.68	14.20%	$236	1.60	%(3)	-0.57	%(3)	27%
Year ended 6-30-2013	13.72	22.48	208	1.66		-0.62		22
Year ended 6-30-2012	11.21	-22.05	185	1.68		-0.67		22
Year ended 6-30-2011	14.38	47.94	258	1.63		-0.69		26
Year ended 6-30-2010	9.72	8.12	178	1.71		-0.53		25
Year ended 6-30-2009	8.99	-47.91	162	1.82		-0.58		10
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	14.37	13.60	3	2.79	(3)	-1.76	(3)	27
Year ended 6-30-2013	12.65	20.82	3	2.93		-1.88		22
Year ended 6-30-2012	10.47	-22.96	3	2.89		-1.89		22
Year ended 6-30-2011	13.59	46.29	5	2.72		-1.78		26
Year ended 6-30-2010	9.29	7.03	5	2.79		-1.61		25
Year ended 6-30-2009	8.68	-48.50	5	2.95		-1.73		10
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	14.75	13.72	3	2.46	(3)	-1.43	(3)	27
Year ended 6-30-2013	12.96	21.44	3	2.52		-1.47		22
Year ended 6-30-2012	10.68	-22.67	3	2.50		-1.50		22
Year ended 6-30-2011	13.81	46.76	6	2.43		-1.49		26
Year ended 6-30-2010	9.41	7.30	5	2.51		-1.34		25
Year ended 6-30-2009	8.77	-48.30	5	2.66		-1.44		10
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	16.26	14.51	3	1.10	(3)	-0.06	(3)	27
Year ended 6-30-2013	14.20	23.16	2	1.10		-0.06		22
Year ended 6-30-2012	11.53	-21.62	2	1.11		-0.12		22
Year ended 6-30-2011	14.71	48.74	3	1.10		-0.16		26
Year ended 6-30-2010	9.89	8.80	2	1.12		0.07		25
Year ended 6-30-2009	9.09	-47.53	2	1.15		0.07		10

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	77

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

INTERNATIONAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$10.51	$(0.01)	$1.83	$1.82	$(0.18)	$—	$(0.18)
Year ended 6-30-2013	9.24	0.09	1.20	1.29	(0.02)	—	(0.02)
Year ended 6-30-2012	10.26	0.08	(0.95)	(0.87)	(0.15)	—	(0.15)
Year ended 6-30-2011	7.54	0.14	2.64	2.78	(0.06)	—	(0.06)
Year ended 6-30-2010	7.12	0.06	0.45	0.51	(0.09)	—	(0.09)
Year ended 6-30-2009	10.16	0.08	(3.04)	(2.96)	(0.08)	—	(0.08)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	9.60	(0.08)	1.67	1.59	— *	—	— *
Year ended 6-30-2013	8.54	(0.06)	1.12	1.06	—	—	—
Year ended 6-30-2012	9.51	(0.06)	(0.88)	(0.94)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.03	0.00	2.48	2.48	—	—	—
Year ended 6-30-2010	6.65	(0.04)	0.43	0.39	(0.01)	—	(0.01)
Year ended 6-30-2009	9.50	(0.02)	(2.83)	(2.85)	—	—	—
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	9.97	(0.07)	1.74	1.67	(0.04)	—	(0.04)
Year ended 6-30-2013	8.84	(0.02)	1.15	1.13	—	—	—
Year ended 6-30-2012	9.82	(0.02)	(0.90)	(0.92)	(0.06)	—	(0.06)
Year ended 6-30-2011	7.24	0.03	2.55	2.58	—	—	—
Year ended 6-30-2010	6.85	(0.03)	0.44	0.41	(0.02)	—	(0.02)
Year ended 6-30-2009	9.75	0.00	(2.90)	(2.90)	—	—	—
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	10.52	0.02	1.82	1.84	(0.22)	—	(0.22)
Year ended 6-30-2013	9.26	0.13	1.21	1.34	(0.08)	—	(0.08)
Year ended 6-30-2012	10.29	0.13	(0.97)	(0.84)	(0.19)	—	(0.19)
Year ended 6-30-2011	7.55	0.18	2.66	2.84	(0.10)	—	(0.10)
Year ended 6-30-2010	7.13	0.11	0.44	0.55	(0.13)	—	(0.13)
Year ended 6-30-2009	10.18	0.12	(3.05)	(2.93)	(0.12)	—	(0.12)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

78	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$12.15	17.28%	$537	1.43	%(4)	-0.12	%(4)	1.46	%(4)	-0.15	%(4)	22%
Year ended 6-30-2013	10.51	14.04	464	1.46		0.89		1.49		0.86		44
Year ended 6-30-2012	9.24	-8.39	424	1.50		0.83		1.53		0.80		30
Year ended 6-30-2011	10.26	36.98	525	1.48		1.47		1.51		1.44		58
Year ended 6-30-2010	7.54	7.04	431	1.52		0.75		1.55		0.72		88
Year ended 6-30-2009	7.12	-29.01	448	1.59		1.13		1.62		1.10		85
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	11.19	16.57	2	2.82	(4)	-1.50	(4)	2.85	(4)	-1.53	(4)	22
Year ended 6-30-2013	9.60	12.41	2	2.91		-0.63		2.94		-0.66		44
Year ended 6-30-2012	8.54	-9.83	2	2.96		-0.75		2.99		-0.78		30
Year ended 6-30-2011	9.51	35.28	4	2.82		0.02		2.85		-0.01		58
Year ended 6-30-2010	7.03	5.81	5	2.72		-0.56		2.75		-0.59		88
Year ended 6-30-2009	6.65	-30.00	8	2.89		-0.31		2.92		-0.34		85
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	11.60	16.74	2	2.53	(4)	-1.21	(4)	2.56	(4)	-1.24	(4)	22
Year ended 6-30-2013	9.97	12.78	2	2.52		-0.24		2.55		-0.27		44
Year ended 6-30-2012	8.84	-9.38	2	2.55		-0.27		2.58		-0.30		30
Year ended 6-30-2011	9.82	35.64	3	2.53		0.37		2.56		0.34		58
Year ended 6-30-2010	7.24	5.97	3	2.49		-0.31		2.52		-0.34		88
Year ended 6-30-2009	6.85	-29.74	4	2.66		0.00		2.69		-0.03		85
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	12.14	17.60	64	1.05	(4)	0.26	(4)	1.08	(4)	0.23	(4)	22
Year ended 6-30-2013	10.52	14.46	55	1.05		1.30		1.08		1.27		44
Year ended 6-30-2012	9.26	-8.06	50	1.06		1.38		1.09		1.35		30
Year ended 6-30-2011	10.29	37.73	62	1.06		1.88		1.09		1.85		58
Year ended 6-30-2010	7.55	7.49	46	1.06		1.30		1.09		1.27		88
Year ended 6-30-2009	7.13	-28.62	23	1.07		1.74		1.10		1.71		85

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	79

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NEW CONCEPTS FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$10.93	$(0.03)	$1.96	$1.93	$—	$(1.22)	$(1.22)
Year ended 6-30-2013	9.53	(0.06)	1.87	1.81	—	(0.41)	(0.41)
Year ended 6-30-2012	12.27	(0.08)	(0.67)	(0.75)	—	(1.99)	(1.99)
Year ended 6-30-2011	8.81	(0.04)	3.91	3.87	—	(0.41)	(0.41)
Year ended 6-30-2010	6.98	(0.03)	1.86	1.83	—	—	—
Year ended 6-30-2009	10.31	(0.02)	(1.99)	(2.01)	—	(1.32)	(1.32)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	8.65	(0.08)	1.54	1.46	—	(1.17)	(1.17)
Year ended 6-30-2013	7.71	(0.15)	1.50	1.35	—	(0.41)	(0.41)
Year ended 6-30-2012	10.37	(0.16)	(0.59)	(0.75)	—	(1.91)	(1.91)
Year ended 6-30-2011	7.48	(0.13)	3.31	3.18	—	(0.29)	(0.29)
Year ended 6-30-2010	5.99	(0.11)	1.60	1.49	—	—	—
Year ended 6-30-2009	9.21	(0.09)	(1.82)	(1.91)	—	(1.31)	(1.31)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	8.89	(0.07)	1.57	1.50	—	(1.18)	(1.18)
Year ended 6-30-2013	7.89	(0.13)	1.54	1.41	—	(0.41)	(0.41)
Year ended 6-30-2012	10.55	(0.15)	(0.59)	(0.74)	—	(1.92)	(1.92)
Year ended 6-30-2011	7.61	(0.12)	3.36	3.24	—	(0.30)	(0.30)
Year ended 6-30-2010	6.08	(0.10)	1.63	1.53	—	—	—
Year ended 6-30-2009	9.31	(0.08)	(1.84)	(1.92)	—	(1.31)	(1.31)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	11.82	(0.01)	2.11	2.10	—	(1.24)	(1.24)
Year ended 6-30-2013	10.23	(0.02)	2.02	2.00	—	(0.41)	(0.41)
Year ended 6-30-2012	13.01	(0.05)	(0.70)	(0.75)	—	(2.03)	(2.03)
Year ended 6-30-2011	9.33	0.00	4.15	4.15	—	(0.47)	(0.47)
Year ended 6-30-2010	7.36	0.01	1.96	1.97	—	—	—
Year ended 6-30-2009	10.78	0.02	(2.08)	(2.06)	—	(1.36)	(1.36)

(1)	Based on average weekly shares outstanding.

(2) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

80	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$11.64	18.18%	$1,702	1.37	%(4)	-0.56	%(4)	1.38	%(4)	-0.57	%(4)	20%
Year ended 6-30-2013	10.93	19.55	1,476	1.41		-0.61		1.42		-0.62		38
Year ended 6-30-2012	9.53	-5.52	1,308	1.43		-0.76		1.45		-0.78		48
Year ended 6-30-2011	12.27	44.44	1,458	1.41		-0.32		1.43		-0.34		55
Year ended 6-30-2010	8.81	26.22	1,040	1.48		-0.33		1.50		-0.35		55
Year ended 6-30-2009	6.98	-16.42	832	1.59		-0.23		1.61		-0.25		35
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	8.94	17.36	11	2.51	(4)	-1.70	(4)	2.52	(4)	-1.71	(4)	20
Year ended 6-30-2013	8.65	18.30	11	2.62		-1.81		2.63		-1.82		38
Year ended 6-30-2012	7.71	-6.64	13	2.58		-1.91		2.60		-1.93		48
Year ended 6-30-2011	10.37	42.91	21	2.49		-1.39		2.51		-1.41		55
Year ended 6-30-2010	7.48	24.88	19	2.58		-1.43		2.60		-1.45		55
Year ended 6-30-2009	5.99	-17.48	20	2.78		-1.42		2.80		-1.44		35
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	9.21	17.48	13	2.27	(4)	-1.46	(4)	2.28	(4)	-1.47	(4)	20
Year ended 6-30-2013	8.89	18.52	11	2.35		-1.54		2.37		-1.56		38
Year ended 6-30-2012	7.89	-6.44	11	2.38		-1.71		2.40		-1.73		48
Year ended 6-30-2011	10.55	43.01	13	2.35		-1.27		2.37		-1.29		55
Year ended 6-30-2010	7.61	25.17	9	2.44		-1.29		2.46		-1.31		55
Year ended 6-30-2009	6.08	-17.35	8	2.63		-1.27		2.65		-1.29		35
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	12.68	18.25	85	1.02	(4)	-0.21	(4)	1.03	(4)	-0.22	(4)	20
Year ended 6-30-2013	11.82	20.08	80	1.02		-0.22		1.03		-0.23		38
Year ended 6-30-2012	10.23	-5.11	56	1.03		-0.45		1.05		-0.47		48
Year ended 6-30-2011	13.01	45.03	59	1.02		0.03		1.04		0.01		55
Year ended 6-30-2010	9.33	26.77	12	1.04		0.10		1.06		0.08		55
Year ended 6-30-2009	7.36	-15.93	11	1.05		0.31		1.07		0.29		35

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	81

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$13.55	$(0.05)	$3.91	$3.86	$—	$(1.36)	$(1.36)
Year ended 6-30-2013	10.45	(0.08)	3.41	3.33	—	(0.23)	(0.23)
Year ended 6-30-2012	11.06	(0.10)	0.32	0.22	—	(0.83)	(0.83)
Year ended 6-30-2011	8.56	(0.09)	2.80	2.71	—	(0.21)	(0.21)
Year ended 6-30-2010	7.76	(0.05)	0.89	0.84	—	(0.04)	(0.04)
Year ended 6-30-2009	10.44	(0.02)	(1.86)	(1.88)	—	(0.80)	(0.80)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	10.65	(0.10)	3.04	2.94	—	(1.36)	(1.36)
Year ended 6-30-2013	8.36	(0.17)	2.69	2.52	—	(0.23)	(0.23)
Year ended 6-30-2012	9.03	(0.18)	0.25	0.07	—	(0.74)	(0.74)
Year ended 6-30-2011	7.10	(0.17)	2.31	2.14	—	(0.21)	(0.21)
Year ended 6-30-2010	6.51	(0.13)	0.76	0.63	—	(0.04)	(0.04)
Year ended 6-30-2009	8.97	(0.10)	(1.62)	(1.72)	—	(0.74)	(0.74)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	10.77	(0.10)	3.08	2.98	—	(1.36)	(1.36)
Year ended 6-30-2013	8.43	(0.16)	2.73	2.57	—	(0.23)	(0.23)
Year ended 6-30-2012	9.10	(0.16)	0.24	0.08	—	(0.75)	(0.75)
Year ended 6-30-2011	7.14	(0.16)	2.33	2.17	—	(0.21)	(0.21)
Year ended 6-30-2010	6.54	(0.12)	0.76	0.64	—	(0.04)	(0.04)
Year ended 6-30-2009	9.01	(0.09)	(1.64)	(1.73)	—	(0.74)	(0.74)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	14.76	(0.03)	4.27	4.24	—	(1.36)	(1.36)
Year ended 6-30-2013	11.33	(0.04)	3.70	3.66	—	(0.23)	(0.23)
Year ended 6-30-2012	11.92	(0.07)	0.35	0.28	—	(0.87)	(0.87)
Year ended 6-30-2011	9.18	(0.06)	3.01	2.95	—	(0.21)	(0.21)
Year ended 6-30-2010	8.29	(0.02)	0.95	0.93	—	(0.04)	(0.04)
Year ended 6-30-2009	11.06	0.01	(1.96)	(1.95)	—	(0.82)	(0.82)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

82	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$16.05	29.07%	$3,578	1.27	%(4)	-0.66	%(4)	1.27	%(4)	-0.66	%(4)	28%
Year ended 6-30-2013	13.55	32.42	2,763	1.32		-0.67		1.33		-0.68		50
Year ended 6-30-2012	10.45	3.40	2,169	1.37		-0.99		1.38		-1.00		42
Year ended 6-30-2011	11.06	31.80	2,317	1.35		-0.86		1.36		-0.87		44
Year ended 6-30-2010	8.56	10.79	1,893	1.39		-0.57		1.40		-0.58		46
Year ended 6-30-2009	7.76	-16.07	1,802	1.42		-0.23		1.43		-0.24		51
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	12.23	28.33	26	2.35	(4)	-1.74	(4)	2.35	(4)	-1.74	(4)	28
Year ended 6-30-2013	10.65	30.81	23	2.49		-1.84		2.50		-1.85		50
Year ended 6-30-2012	8.36	2.19	23	2.56		-2.17		2.57		-2.18		42
Year ended 6-30-2011	9.03	30.30	32	2.47		-1.97		2.48		-1.98		44
Year ended 6-30-2010	7.10	9.64	34	2.52		-1.69		2.53		-1.70		46
Year ended 6-30-2009	6.51	-17.08	40	2.62		-1.44		2.63		-1.45		51
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	12.39	28.40	22	2.20	(4)	-1.59	(4)	2.20	(4)	-1.59	(4)	28
Year ended 6-30-2013	10.77	31.15	16	2.31		-1.66		2.32		-1.67		50
Year ended 6-30-2012	8.43	2.31	13	2.38		-1.99		2.39		-2.00		42
Year ended 6-30-2011	9.10	30.55	15	2.35		-1.85		2.36		-1.86		44
Year ended 6-30-2010	7.14	9.74	13	2.40		-1.58		2.41		-1.59		46
Year ended 6-30-2009	6.54	-17.08	12	2.55		-1.36		2.56		-1.37		51
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	17.64	29.26	136	1.00	(4)	-0.39	(4)	1.00	(4)	-0.39	(4)	28
Year ended 6-30-2013	14.76	32.81	99	1.01		-0.35		1.02		-0.36		50
Year ended 6-30-2012	11.33	3.71	78	1.03		-0.64		1.04		-0.65		42
Year ended 6-30-2011	11.92	32.28	81	1.02		-0.53		1.03		-0.54		44
Year ended 6-30-2010	9.18	11.19	63	1.04		-0.22		1.05		-0.23		46
Year ended 6-30-2009	8.29	-15.72	60	1.03		0.17		1.04		0.16		51

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	83

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$16.87	$(0.10)	$3.52	$3.42	$—	$(2.62)	$—	$(2.62)
Year ended 6-30-2013	14.70	(0.15)	3.08	2.93	—	(0.76)	—	(0.76)
Year ended 6-30-2012	17.19	(0.18)	(0.88)	(1.06)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	11.87	(0.16)	5.48	5.32	—	—	—	—
Year ended 6-30-2010	9.26	(0.14)	2.75	2.61	—	—	—	—
Year ended 6-30-2009	11.43	(0.12)	(2.01)	(2.13)	—	—	(0.04)	(0.04)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	14.09	(0.17)	2.91	2.74	—	(2.55)	—	(2.55)
Year ended 6-30-2013	12.54	(0.28)	2.59	2.31	—	(0.76)	—	(0.76)
Year ended 6-30-2012	15.08	(0.30)	(0.81)	(1.11)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	10.53	(0.27)	4.82	4.55	—	—	—	—
Year ended 6-30-2010	8.29	(0.23)	2.47	2.24	—	—	—	—
Year ended 6-30-2009	10.29	(0.20)	(1.80)	(2.00)	—	—	—	—
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	14.66	(0.15)	3.02	2.87	—	(2.56)	—	(2.56)
Year ended 6-30-2013	12.97	(0.24)	2.69	2.45	—	(0.76)	—	(0.76)
Year ended 6-30-2012	15.49	(0.27)	(0.82)	(1.09)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	10.79	(0.25)	4.95	4.70	—	—	—	—
Year ended 6-30-2010	8.48	(0.21)	2.52	2.31	—	—	—	—
Year ended 6-30-2009	10.50	(0.18)	(1.84)	(2.02)	—	—	—	—
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	18.30	(0.07)	3.84	3.77	—	(2.66)	—	(2.66)
Year ended 6-30-2013	15.81	(0.09)	3.34	3.25	—	(0.76)	—	(0.76)
Year ended 6-30-2012	18.28	(0.12)	(0.92)	(1.04)	—	(1.43)	—	(1.43)
Year ended 6-30-2011	12.56	(0.08)	5.80	5.72	—	—	—	—
Year ended 6-30-2010	9.74	(0.08)	2.90	2.82	—	—	—	—
Year ended 6-30-2009	11.93	(0.06)	(2.09)	(2.15)	—	—	(0.04)	(0.04)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

84	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$17.67	21.27%	$873	1.44	%(4)	-1.07	%(4)	1.46	%(4)	-1.09	%(4)	23%
Year ended 6-30-2013	16.87	21.06	742	1.52		-0.98		1.54		-1.00		40
Year ended 6-30-2012	14.70	-5.14	655	1.54		-1.27		1.56		-1.29		51
Year ended 6-30-2011	17.19	44.82	734	1.52		-1.06		1.54		-1.08		65
Year ended 6-30-2010	11.87	28.19	510	1.62		-1.23		1.64		-1.25		58
Year ended 6-30-2009	9.26	-18.53	373	1.79		-1.41		1.81		-1.43		87
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	14.28	20.54	11	2.55	(4)	-2.18	(4)	2.57	(4)	-2.20	(4)	23
Year ended 6-30-2013	14.09	19.70	10	2.70		-2.15		2.72		-2.17		40
Year ended 6-30-2012	12.54	-6.26	12	2.70		-2.42		2.72		-2.44		51
Year ended 6-30-2011	15.08	43.21	21	2.58		-2.10		2.60		-2.12		65
Year ended 6-30-2010	10.53	27.02	21	2.68		-2.28		2.70		-2.30		58
Year ended 6-30-2009	8.29	-19.44	23	2.85		-2.47		2.87		-2.49		87
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	14.97	20.69	12	2.25	(4)	-1.88	(4)	2.27	(4)	-1.90	(4)	23
Year ended 6-30-2013	14.66	20.14	10	2.34		-1.80		2.36		-1.82		40
Year ended 6-30-2012	12.97	-5.95	10	2.37		-2.09		2.39		-2.11		51
Year ended 6-30-2011	15.49	43.56	13	2.33		-1.87		2.35		-1.89		65
Year ended 6-30-2010	10.79	27.24	11	2.45		-2.05		2.47		-2.07		58
Year ended 6-30-2009	8.48	-19.24	9	2.65		-2.27		2.67		-2.29		87
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	19.41	21.51	19	1.04	(4)	-0.68	(4)	1.06	(4)	-0.70	(4)	23
Year ended 6-30-2013	18.30	21.62	34	1.05		-0.52		1.07		-0.54		40
Year ended 6-30-2012	15.81	-4.70	26	1.05		-0.77		1.07		-0.79		51
Year ended 6-30-2011	18.28	45.54	28	1.04		-0.53		1.06		-0.55		65
Year ended 6-30-2010	12.56	28.95	195	1.05		-0.66		1.07		-0.68		58
Year ended 6-30-2009	9.74	-17.92	145	1.06		-0.68		1.08		-0.70		87

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	85

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$14.70	$0.01	$3.47	$3.48	$(0.01)	$(1.47)	$—	$(1.48)
Year ended 6-30-2013	13.14	0.06	1.90	1.96	(0.05)	(0.35)	—	(0.40)
Year ended 6-30-2012	13.10	(0.01)	0.05	0.04	—	—	—	—
Year ended 6-30-2011	9.85	0.01	3.26	3.27	(0.02)	—	—	(0.02)
Year ended 6-30-2010	9.32	0.00	0.54	0.54	— *	—	(0.01)	(0.01)
Year ended 6-30-2009	11.65	0.00	(2.33)	(2.33)	—	—	—	—
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	13.09	(0.06)	3.07	3.01	—	(1.33)	—	(1.33)
Year ended 6-30-2013	11.82	(0.07)	1.69	1.62	—	(0.35)	—	(0.35)
Year ended 6-30-2012	11.90	(0.12)	0.04	(0.08)	—	—	—	—
Year ended 6-30-2011	9.01	(0.09)	2.98	2.89	—	—	—	—
Year ended 6-30-2010	8.61	(0.08)	0.48	0.40	—	—	—	—
Year ended 6-30-2009	10.86	(0.09)	(2.16)	(2.25)	—	—	—	—
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	13.08	(0.06)	3.09	3.03	—	(1.36)	—	(1.36)
Year ended 6-30-2013	11.80	(0.06)	1.69	1.63	—	(0.35)	—	(0.35)
Year ended 6-30-2012	11.87	(0.11)	0.04	(0.07)	—	—	—	—
Year ended 6-30-2011	8.99	(0.09)	2.97	2.88	—	—	—	—
Year ended 6-30-2010	8.58	(0.08)	0.49	0.41	—	—	—	—
Year ended 6-30-2009	10.83	(0.08)	(2.17)	(2.25)	—	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

86	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$16.70	24.08%	$286	1.09	%(4)	0.09	%(4)	1.11	%(4)	0.07	%(4)	19%
Year ended 6-30-2013	14.70	15.26	233	1.12		0.42		1.14		0.40		42
Year ended 6-30-2012	13.14	0.31	203	1.14		-0.06		1.15		-0.07		37
Year ended 6-30-2011	13.10	33.22	195	1.14		0.08		1.15		0.07		43
Year ended 6-30-2010	9.85	5.78	133	1.18		0.06		1.19		0.05		33
Year ended 6-30-2009	9.32	-20.00	111	1.32		0.00		1.33		-0.01		44
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	14.77	23.46	1	2.06	(4)	-0.89	(4)	—		—		19
Year ended 6-30-2013	13.09	14.02	1	2.16		-0.60		—		—		42
Year ended 6-30-2012	11.82	-0.67	1	2.14		-1.06		—		—		37
Year ended 6-30-2011	11.90	32.08	1	2.07		-0.83		—		—		43
Year ended 6-30-2010	9.01	4.65	2	2.11		-0.87		—		—		33
Year ended 6-30-2009	8.61	-20.72	2	2.31		-1.02		—		—		44
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	14.75	23.48	4	1.97	(4)	-0.80	(4)	—		—		19
Year ended 6-30-2013	13.08	14.21	3	2.03		-0.49		—		—		42
Year ended 6-30-2012	11.80	-0.59	3	2.06		-0.98		—		—		37
Year ended 6-30-2011	11.87	32.04	4	2.05		-0.82		—		—		43
Year ended 6-30-2010	8.99	4.78	3	2.08		-0.83		—		—		33
Year ended 6-30-2009	8.58	-20.78	3	2.25		-0.95		—		—		44

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	87

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital		Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$15.14	$0.02	$2.17	$2.19	$(0.04)	$(0.85)	$—		$(0.89)
Year ended 6-30-2013	11.91	0.11	3.27	3.38	(0.15)	—	—		(0.15)
Year ended 6-30-2012	12.55	0.11	(0.64)	(0.53)	(0.11)	—	—		(0.11)
Year ended 6-30-2011	9.82	0.02	2.71	2.73	—	—	—		—
Year ended 6-30-2010	8.27	0.04	1.59	1.63	(0.07)	—	(0.01)		(0.08)
Year ended 6-30-2009	11.09	0.12	(2.82)	(2.70)	(0.12)	—	—		(0.12)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	14.40	(0.07)	2.06	1.99	—	(0.78)	—		(0.78)
Year ended 6-30-2013	11.35	(0.05)	3.11	3.06	(0.01)	—	—		(0.01)
Year ended 6-30-2012	12.01	(0.02)	(0.62)	(0.64)	(0.02)	—	—		(0.02)
Year ended 6-30-2011	9.49	(0.11)	2.63	2.52	—	—	—		—
Year ended 6-30-2010	8.02	(0.07)	1.54	1.47	— *	—	—	*	— *
Year ended 6-30-2009	10.74	0.03	(2.72)	(2.69)	(0.03)	—	—		(0.03)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	14.59	(0.05)	2.08	2.03	—	(0.80)	—		(0.80)
Year ended 6-30-2013	11.48	(0.01)	3.16	3.15	(0.04)	—	—		(0.04)
Year ended 6-30-2012	12.13	0.01	(0.63)	(0.62)	(0.03)	—	—		(0.03)
Year ended 6-30-2011	9.57	(0.09)	2.65	2.56	—	—	—		—
Year ended 6-30-2010	8.08	(0.05)	1.55	1.50	(0.01)	—	—	*	(0.01)
Year ended 6-30-2009	10.81	0.04	(2.74)	(2.70)	(0.03)	—	—		(0.03)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	15.21	0.05	2.17	2.22	(0.10)	(0.84)	—		(0.94)
Year ended 6-30-2013	11.96	0.17	3.28	3.45	(0.20)	—	—		(0.20)
Year ended 6-30-2012	12.64	0.17	(0.66)	(0.49)	(0.19)	—	—		(0.19)
Year ended 6-30-2011	9.83	0.04	2.77	2.81	—	—	—		—
Year ended 6-30-2010	8.28	0.09	1.59	1.68	(0.12)	—	(0.01)		(0.13)
Year ended 6-30-2009	11.11	0.16	(2.81)	(2.65)	(0.18)	—	—		(0.18)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

88	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$16.44	14.72%	$794	1.27	%(4)	0.23	%(4)	1.28	%(4)	0.22	%(4)	36%
Year ended 6-30-2013	15.14	28.58	646	1.32		0.80		1.33		0.79		62
Year ended 6-30-2012	11.91	-4.12	473	1.39		0.98		1.40		0.97		70
Year ended 6-30-2011	12.55	27.80	474	1.37		0.16		1.38		0.15		48
Year ended 6-30-2010	9.82	19.70	324	1.43		0.36		1.44		0.35		58
Year ended 6-30-2009	8.27	-24.23	248	1.52		1.41		1.53		1.40		72
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	15.61	14.02	5	2.43	(4)	-0.92	(4)	2.44	(4)	-0.93	(4)	36
Year ended 6-30-2013	14.40	27.12	5	2.54		-0.38		2.55		-0.39		62
Year ended 6-30-2012	11.35	-5.34	6	2.60		-0.23		2.61		-0.24		70
Year ended 6-30-2011	12.01	26.55	11	2.48		-0.98		2.49		-0.99		48
Year ended 6-30-2010	9.49	18.38	13	2.50		-0.68		2.51		-0.69		58
Year ended 6-30-2009	8.02	-25.03	16	2.55		0.37		2.56		0.36		72
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	15.82	14.19	7	2.15	(4)	-0.64	(4)	2.16	(4)	-0.65	(4)	36
Year ended 6-30-2013	14.59	27.46	6	2.23		-0.10		2.24		-0.11		62
Year ended 6-30-2012	11.48	-5.09	6	2.32		0.06		2.33		0.05		70
Year ended 6-30-2011	12.13	26.75	9	2.29		-0.78		2.30		-0.79		48
Year ended 6-30-2010	9.57	18.55	9	2.35		-0.55		2.36		-0.56		58
Year ended 6-30-2009	8.08	-24.94	7	2.48		0.44		2.49		0.43		72
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	16.49	14.92	10	0.90	(4)	0.59	(4)	0.91	(4)	0.58	(4)	36
Year ended 6-30-2013	15.21	29.19	9	0.91		1.26		0.92		1.25		62
Year ended 6-30-2012	11.96	-3.75	3	0.93		1.44		0.94		1.43		70
Year ended 6-30-2011	12.64	28.59	3	0.92		0.34		0.93		0.33		48
Year ended 6-30-2010	9.83	20.28	26	0.93		0.87		0.94		0.86		58
Year ended 6-30-2009	8.28	-23.78	23	0.94		2.03		0.95		2.02		72

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	89

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VANGUARD FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$9.50	$— *	$2.18	$2.18	$— *	$(1.73)	$—	$(1.73)
Year ended 6-30-2013	8.78	0.02	1.10	1.12	(0.01)	(0.39)	—	(0.40)
Year ended 6-30-2012	8.57	(0.01)	0.22	0.21	—	—	—	—
Year ended 6-30-2011	6.49	(0.01)	2.10	2.09	(0.01)	—	—	(0.01)
Year ended 6-30-2010	6.03	0.00	0.48	0.48	(0.01)	—	(0.01)	(0.02)
Year ended 6-30-2009	9.07	0.02	(2.51)	(2.49)	— *	(0.55)	—	(0.55)
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	7.81	(0.05)	1.78	1.73	—	(1.69)	—	(1.69)
Year ended 6-30-2013	7.37	(0.08)	0.91	0.83	—	(0.39)	—	(0.39)
Year ended 6-30-2012	7.28	(0.10)	0.19	0.09	—	—	—	—
Year ended 6-30-2011	5.58	(0.08)	1.78	1.70	—	—	—	—
Year ended 6-30-2010	5.23	(0.07)	0.42	0.35	—	—	—	—
Year ended 6-30-2009	8.04	(0.05)	(2.23)	(2.28)	—	(0.53)	—	(0.53)
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	7.93	(0.04)	1.80	1.76	—	(1.69)	—	(1.69)
Year ended 6-30-2013	7.45	(0.06)	0.93	0.87	—	(0.39)	—	(0.39)
Year ended 6-30-2012	7.35	(0.09)	0.19	0.10	—	—	—	—
Year ended 6-30-2011	5.63	(0.08)	1.80	1.72	—	—	—	—
Year ended 6-30-2010	5.27	(0.06)	0.42	0.36	—	—	—	—
Year ended 6-30-2009	8.08	(0.05)	(2.23)	(2.28)	—	(0.53)	—	(0.53)
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	9.91	0.02	2.28	2.30	(0.02)	(1.73)	—	(1.75)
Year ended 6-30-2013	9.13	0.05	1.15	1.20	(0.03)	(0.39)	—	(0.42)
Year ended 6-30-2012	8.88	0.02	0.23	0.25	—	—	—	—
Year ended 6-30-2011	6.71	0.02	2.17	2.19	(0.02)	—	—	(0.02)
Year ended 6-30-2010	6.23	0.02	0.51	0.53	(0.04)	—	(0.01)	(0.05)
Year ended 6-30-2009	9.36	0.06	(2.61)	(2.55)	(0.04)	(0.54)	—	(0.58)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

90	SEMIANNUAL REPORT	2013

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2013 (unaudited)	$9.95	23.78%	$1,385	1.18	%(4)	0.09	%(4)	1.20	%(4)	0.07	%(4)	28%
Year ended 6-30-2013	9.50	13.29	1,273	1.21		0.24		1.23		0.22		78
Year ended 6-30-2012	8.78	2.45	1,260	1.22		-0.13		1.24		-0.15		46
Year ended 6-30-2011	8.57	32.12	1,289	1.23		-0.09		1.25		-0.11		87
Year ended 6-30-2010	6.49	8.00	1,015	1.26		0.07		1.29		0.04		68
Year ended 6-30-2009	6.03	-26.72	997	1.29		0.34		1.32		0.31		69
Class B Shares
Six-month period ended 12-31-2013 (unaudited)	7.85	23.04	7	2.42	(4)	-1.15	(4)	2.44	(4)	-1.17	(4)	28
Year ended 6-30-2013	7.81	11.78	7	2.50		-1.06		2.52		-1.08		78
Year ended 6-30-2012	7.37	1.24	9	2.50		-1.40		2.52		-1.42		46
Year ended 6-30-2011	7.28	30.47	14	2.43		-1.27		2.45		-1.29		87
Year ended 6-30-2010	5.58	6.69	15	2.46		-1.12		2.49		-1.15		68
Year ended 6-30-2009	5.23	-27.65	19	2.50		-0.88		2.53		-0.91		69
Class C Shares
Six-month period ended 12-31-2013 (unaudited)	8.00	23.14	7	2.18	(4)	-0.91	(4)	2.20	(4)	-0.93	(4)	28
Year ended 6-30-2013	7.93	12.20	6	2.26		-0.81		2.28		-0.83		78
Year ended 6-30-2012	7.45	1.36	6	2.31		-1.22		2.33		-1.24		46
Year ended 6-30-2011	7.35	30.55	7	2.32		-1.17		2.34		-1.19		87
Year ended 6-30-2010	5.63	6.83	7	2.37		-1.03		2.40		-1.06		68
Year ended 6-30-2009	5.27	-27.52	8	2.42		-0.80		2.45		-0.83		69
Class Y Shares
Six-month period ended 12-31-2013 (unaudited)	10.46	23.97	86	0.86	(4)	0.41	(4)	0.88	(4)	0.39	(4)	28
Year ended 6-30-2013	9.91	13.64	80	0.86		0.57		0.88		0.55		78
Year ended 6-30-2012	9.13	2.82	83	0.86		0.20		0.88		0.18		46
Year ended 6-30-2011	8.88	32.59	98	0.86		0.25		0.88		0.23		87
Year ended 6-30-2010	6.71	8.48	49	0.87		0.49		0.90		0.46		68
Year ended 6-30-2009	6.23	-26.47	50	0.88		0.77		0.91		0.74		69

See Accompanying Notes to Financial Statements.

2013	SEMIANNUAL REPORT	91

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds	DECEMBER 31, 2013 (UNAUDITED)

1.	ORGANIZATION

Waddell & Reed Advisors Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund (each, a “Fund”) are 13 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (“WRIMCO” or the “Manager”).

Each Fund (except Tax-Managed Equity Fund, which does not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund's accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended December 31, 2013, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2008.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that

92	SEMIANNUAL REPORT	2013

cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO considers advantageous.

The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Loans often require prepayments from excess cash flow or

2013	SEMIANNUAL REPORT	93

permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

Custodian Fees. "Custodian fees" on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The "Earnings credit" line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust's organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the Net Asset Value (“NAV”) of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or WRSCO pursuant to instructions from the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect

94	SEMIANNUAL REPORT	2013

the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. WRSCO has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee and appropriate consultation with the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

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Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation

96	SEMIANNUAL REPORT	2013

(depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of December 31, 2013, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund's maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Each Fund may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund's exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Each Fund may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

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The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following tables present financial instruments subject to master netting agreements as of December 31, 2013:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Asset Strategy Fund
Investments in unaffiliated securities at value*	$4,692	$—	$4,692	$(1,139)	$(3,189)	$(364)	$—
Unrealized appreciation on forward foreign currency contracts	18,426	—	18,426	—	(6,125)	(10,146)	2,155
Total	$23,118	$—	$23,118	$(1,139)	$(9,314)	$(10,510)	$2,155
International Growth Fund
Unrealized appreciation on forward foreign currency contracts	$1,194	$—	$1,194	$—	$—	$(900)	$294
New Concepts Fund
Investments in unaffiliated securities at value*	$424	$—	$424	$(424)	$—	$—	$—
Science and Technology Fund
Investments in unaffiliated securities at value*	$9,648	$—	$9,648	$(2,332)	$—	$(290)	$7,026
Small Cap Fund
Unrealized appreciation on swap agreements	$103	$—	$103	$—	$(103)	$—	$—

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Asset Strategy Fund
Written options at value	$1,139	$—	$1,139	$(1,139)	$—	$—	$—
International Growth Fund
Unrealized depreciation on forward foreign currency contracts	$1,220	$—	$1,220	$—	$—	$(1,220)	$—
New Concepts Fund
Written options at value	$750	$—	$750	$(424)	$—	$—	$326
Science and Technology Fund
Written options at value	$2,332	$—	$2,332	$(2,332)	$—	$—	$—

98	SEMIANNUAL REPORT	2013

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of December 31, 2013:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Accumulative Fund	Equity	Investments in unaffiliated securities at value*	$852	Written options at value	$309
Asset Strategy Fund	Commodity	Investments in unaffiliated securities at value*	106	Written options at value	60
	Commodity	Unrealized appreciation on futures contracts**	5,083
	Equity	Investments in unaffiliated securities at value*	4,692	Written options at value	1,139
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	18,426
International Growth Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	1,194	Unrealized depreciation on forward foreign currency contracts	1,220
New Concepts Fund	Equity	Investments in unaffiliated securities at value*	424	Written options at value	750
Science and Technology Fund	Equity	Investments in unaffiliated securities at value*	12,887	Written options at value	2,879
Small Cap Fund	Equity	Unrealized appreciation on swap agreements	103
Value Fund	Equity			Written options at value	4,834

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**	The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of December 31, 2013.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended December 31, 2013:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$(3,200)	$—	$—	$2,947	$—	$(253)
Asset Strategy Fund	Commodity	—	—	(10,397)	—	—	(10,397)
	Equity	352	—	(14,163)	12,194	—	(1,617)
	Foreign currency	—	—	—	—	15,164	15,164
International Growth Fund	Foreign currency	—	—	—	—	66	66
New Concepts Fund	Equity	(4,837)	—	—	765	—	(4,072)
Science and Technology Fund	Equity	245	—	—	390	—	635
Small Cap Fund	Equity	—	2,999	—	—	—	2,999
Value Fund	Equity	—	—	—	(574)	—	(574)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

2013	SEMIANNUAL REPORT	99

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended December 31, 2013:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$(311)	$—	$—	$343	$—	$32
Asset Strategy Fund	Commodity	10	—	6,942	42	—	6,994
	Equity	4,792	—	—	1,637	—	6,429
	Foreign currency	—	—	—	—	12,899	12,899
International Growth Fund	Foreign currency	—	—	—	—	(4,988)	(4,988)
New Concepts Fund	Equity	277	—	—	(66)	—	211
Science and Technology Fund	Equity	(761)	—	—	503	—	(258)
Small Cap Fund	Equity	—	375	—	—	—	375
Value Fund	Equity	—	—	—	(3,561)	—	(3,561)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended December 31, 2013, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Accumulative Fund	$—	$—	$—	$—	$—	$1,012	$801
Asset Strategy Fund	346,467	342,762	28,019	111,466	—	7,209	2,702
International Growth Fund	124,869	124,372	—	—	—	—	—
New Concepts Fund	—	—	—	—	—	740	315
Science and Technology Fund	—	—	—	—	—	1,841	411
Small Cap Fund	—	—	—	—	48	—	—
Value Fund	—	—	—	—	—	—	1,432

(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

Objectives and Strategies

Accumulative Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and generating additional income from written option premiums. To achieve these objectives, the Fund utilized options, both written and purchased, on individual equity securities and domestic equity indices.

Asset Strategy Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Fund. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures, total return swaps and option contracts on foreign and domestic equity indices. To manage foreign currency exposure, the Fund utilized forward contracts and option contracts to either increase or decrease exposure to a given currency. To manage event risks, the Fund utilized short futures on commodities, as well as on foreign and domestic equity indices and option contracts, both written and purchased, on individual equity securities owned by the Fund.

International Growth Fund. The Fund’s objectives in using derivatives during the period included managing the exposure to various foreign currencies and gaining exposure to certain individual securities that are not available for direct purchase. To manage foreign currency exposure, the Fund utilized forward contracts and purchased option contracts to either increase or decrease exposure to a given currency. To gain exposure to certain individual securities, the Fund utilized total return swaps.

New Concepts Fund. The Fund’s objectives in using derivatives during the period included gaining exposure to certain sectors, hedging certain event risks on positions held by the Fund and hedging market risk on equity securities. To achieve these objectives, the Fund utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

Science and Technology Fund. The Fund’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Fund utilized options, both written and purchased, on individual equity securities owned by the Fund and on domestic equity indices.

Small Cap Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities and increasing exposure to various equity sectors and markets. To achieve these objectives, the Fund utilized total return swaps and futures on domestic equity indices.

100	SEMIANNUAL REPORT	2013

Value Fund. The Fund’s objectives in using derivatives during the period included hedging market risk on equity securities, generating additional income from written option premiums, and gaining exposure to, or facilitate trading in, certain securities. To achieve the objective of hedging market risk, the Fund utilized futures on domestic equity indices. To achieve the objective of generating additional income and gaining exposure to certain securities, the Fund utilized options, both written and purchased, on individual equity securities.

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 6-30-13	Options written	Options closed	Options exercised	Options expired	Outstanding at 12-31-13
Accumulative Fund
Number of Contracts	78	15,209	(8,689)	(500)	(3,248)	2,850
Premium Received	$1,102	$5,531	$(5,434)	$(58)	$(490)	$651
Asset Strategy Fund
Number of Contracts	8,451	56,871	(21,250)	(1,948)	(30,331)	11,793
Premium Received	$5,681	$16,207	$(12,009)	$(120)	$(7,571)	$2,188
New Concepts Fund
Number of Contracts	3,256	31,272	—	(9,794)	(11,690)	13,044
Premium Received	$554	$1,386	$—	$(472)	$(765)	$703
Science and Technology Fund
Number of Contracts	—	39,898	(12,837)	—	—	27,061
Premium Received	$—	$4,413	$(1,031)	$—	$—	$3,382
Value Fund
Number of Contracts	5,263	23,899	(6,866)	(2,850)	(9,593)	9,853
Premium Received	$566	$2,624	$(803)	$(264)	$(845)	$1,278

6.	BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2013 of each Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF II, Ltd.	1-31-13	4-10-13	$3,717,721	$190,146	5.11%
WRA ASF III (SBP), LLC	4-9-13	4-23-13	3,717,721	92,960	2.50
WRA ASF, LLC	12-10-12	12-18-12	3,717,721	49,795	1.34

2013	SEMIANNUAL REPORT	101

7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.700%	0.650%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.700	0.650	0.600	0.550	0.550	0.550
Continental Income Fund	0.700	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.700	0.650	0.600	0.550	0.525	0.500
Dividend Opportunities Fund	0.700	0.650	0.600	0.550	0.550	0.550
Energy Fund	0.850	0.830	0.800	0.760	0.760	0.760
International Growth Fund	0.850	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.850	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.850	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.850	0.830	0.800	0.760	0.760	0.760
Tax-Managed Equity Fund	0.650	0.600	0.550	0.500	0.500	0.500
Value Fund	0.700	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.700	0.650	0.600	0.550	0.550	0.550

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 13), the fee is payable at the following annual rates for those Funds included in the settlement agreement:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.660%	0.640%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.690	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.650	0.640	0.600	0.550	0.525	0.500
International Growth Fund	0.820	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.830	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.830	0.830	0.800	0.760	0.760	0.760
Value Fund	0.690	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.670	0.650	0.600	0.550	0.550	0.550

Effective June 29, 2009 through September 30, 2016, the fee is payable at the following annual rates for Continental Income Fund:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Continental Income Fund	0.680%	0.650%	0.600%	0.550%	0.550%	0.550%

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Waivers of Expenses for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.5792; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

102	SEMIANNUAL REPORT	2013

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended December 31, 2013, W&R received the following amounts in sales commissions and CDSCs ($ amounts rounded to thousands):

	Gross Sales Commissions	CDSC						Commissions Paid(1)
		Class A		Class B		Class C

Accumulative Fund	$192	$1		$1		$—	*	$108
Asset Strategy Fund	1,824	10		19		3		1,040
Continental Income Fund	575	1		1		1		354
Core Investment Fund	1,261	5		4		1		712
Dividend Opportunities Fund	189	—	*	1		—	*	112
Energy Fund	115	—	*	1		—	*	66
International Growth Fund	99	2		1		—	*	53
New Concepts Fund	559	1		4		—	*	329
Science and Technology Fund	1,221	2		6		1		699
Small Cap Fund	336	—	*	3		—	*	201
Tax-Managed Equity Fund	70	—	*	—	*	—	*	45
Value Fund	217	1		1		—	*	135
Vanguard Fund	241	1		2		—	*	130

*	Not shown due to rounding.

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Waivers of Expenses ($ amounts rounded to thousands). During the period ended December 31, 2013, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Accumulative Fund	$213
Asset Strategy Fund	50
Continental Income Fund	98
Core Investment Fund	302
International Growth Fund	86
New Concepts Fund	101
Science and Technology Fund	101
Small Cap Fund	88
Value Fund	37
Vanguard Fund	151

2013	SEMIANNUAL REPORT	103

For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended December 31, 2013, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Accumulative Fund	$97
Core Investment Fund	19
Tax-Managed Equity Fund	18

Any amounts due to the funds as a reimbursement but not paid as of December 31, 2013 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended December 31, 2013 follows:

	6-30-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	12-31-13 Share Balance	12-31-13 Value
Science and Technology Fund
ACI Worldwide, Inc.(1)(2)	2,010	$—	$26,900	$15,110	$—	1,787	$116,179
Acxiom Corporation(1)	4,383	—	9,691	850	—	4,383	162,101
Aspen Technology, Inc.(1)(2)	5,354	—	33,196	49,261	—	4,504	188,288
BioAmber Inc.(1)	1,423	167	—	—	—	1,462	10,934
ESCO Technologies Inc.(2)	1,699	—	8,441	(2,102)	571	1,170	40,092
Euronet Worldwide, Inc.(1)(2)	2,539	—	3,848	(652)	—	2,487	118,990
iGATE Corporation(1)	3,003	—	—	—	—	3,003	120,600
Photronics, Inc.(1)	3,064	2,841	—	—	—	3,419	30,874
Silver Spring Networks, Inc.(1)	N/A	46,827	—	—	—	3,033	63,694
WNS (Holdings) Limited, ADR(1)	3,131	5,178	—	—	—	3,387	74,213

				$62,467	$571		$925,965

(1)	No dividends were paid during the preceding 12 months.

(2)	No longer affiliated as of December 31, 2013.

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended December 31, 2013, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Accumulative Fund	$—	$495,321	$—	$542,058
Asset Strategy Fund	—	906,314	755	878,975
Continental Income Fund	10,504	321,125	13,308	122,529
Core Investment Fund	—	1,162,973	—	1,063,849
Dividend Opportunities Fund	—	214,470	—	296,401
Energy Fund	—	62,104	—	64,618
International Growth Fund	—	168,935	—	113,520
New Concepts Fund	—	326,309	—	396,267
Science and Technology Fund	—	912,126	—	906,110
Small Cap Fund	—	197,176	—	230,240
Tax-Managed Equity Fund	—	48,695	—	52,527
Value Fund	—	297,837	—	249,396
Vanguard Fund	—	400,344	—	574,787

104	SEMIANNUAL REPORT	2013

10.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Accumulative Fund				Asset Strategy Fund
	Six months ended 12-31-13		Year ended 6-30-13		Six months ended 12-31-13		Year ended 6-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4,848	$48,936	8,077	$68,857	27,389	$308,446	47,844	$477,052
Class B	20	184	49	372	153	1,681	454	4,358
Class C	43	396	58	452	492	5,413	875	8,502
Class Y	24	245	29	249	3,445	40,149	6,544	65,034
Shares issued in reinvestment of distributions to shareholders:
Class A	327	3,429	692	5,609	13,391	151,999	6,312	61,097
Class B	— *	3	— *	1	212	2,344	56	531
Class C	— *	3	1	7	278	3,085	79	752
Class Y	2	20	3	23	295	3,351	234	2,267
Shares redeemed:
Class A	(10,548)	(105,921)	(23,496)	(199,575)	(31,872)	(358,398)	(64,136)	(634,243)
Class B	(144)	(1,298)	(443)	(3,369)	(751)	(8,201)	(2,126)	(20,402)
Class C	(74)	(672)	(184)	(1,414)	(804)	(8,814)	(1,998)	(19,226)
Class Y	(21)	(203)	(115)	(977)	(834)	(9,355)	(6,826)	(69,531)
Net increase (decrease)	(5,523)	$(54,878)	(15,329)	$(129,765)	11,394	$131,700	(12,688)	$(123,809)

	Continental Income Fund				Core Investment Fund
	Six months ended 12-31-13		Year ended 6-30-13		Six months ended 12-31-13		Year ended 6-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	25,210	$249,828	25,268	$230,936	45,600	$346,057	73,211	$492,634
Class B	58	577	153	1,375	158	1,060	389	2,323
Class C	416	4,100	384	3,479	540	3,632	794	4,849
Class Y	83	817	199	1,803	931	6,982	3,990	27,598
Shares issued in reinvestment of distributions to shareholders:
Class A	5,639	54,826	4,275	36,689	73,609	509,380	29,693	184,986
Class B	29	276	31	265	388	2,351	188	1,048
Class C	66	637	48	405	471	2,896	175	986
Class Y	33	325	31	268	1,749	12,138	644	4,023
Shares redeemed:
Class A	(7,771)	(77,522)	(12,466)	(112,653)	(39,694)	(302,631)	(80,710)	(540,376)
Class B	(78)	(768)	(302)	(2,705)	(371)	(2,461)	(1,035)	(6,150)
Class C	(123)	(1,216)	(208)	(1,871)	(416)	(2,833)	(687)	(4,140)
Class Y	(60)	(583)	(90)	(833)	(1,763)	(13,361)	(1,249)	(8,361)
Net increase	23,502	$231,297	17,323	$157,158	81,202	$563,210	25,403	$159,420
*	Not shown due to rounding.

2013	SEMIANNUAL REPORT	105

	Dividend Opportunities Fund				Energy Fund
	Six months ended 12-31-13		Year ended 6-30-13		Six months ended 12-31-13		Year ended 6-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,501	$63,987	6,735	$108,393	1,995	$30,260	3,131	$40,424
Class B	13	229	27	419	7	92	18	206
Class C	35	625	54	855	11	153	26	319
Class Y	6	111	597	9,430	44	696	69	947
Shares issued in reinvestment of distributions to shareholders:
Class A	2,303	41,095	565	8,816	—	—	—	—
Class B	21	374	2	32	—	—	—	—
Class C	31	547	4	62	—	—	—	—
Class Y	6	111	10	160	—	—	—	—
Shares redeemed:
Class A	(8,520)	(155,979)	(14,342)	(233,126)	(2,101)	(31,612)	(4,430)	(56,538)
Class B	(62)	(1,113)	(221)	(3,463)	(22)	(298)	(91)	(1,057)
Class C	(81)	(1,451)	(173)	(2,745)	(32)	(449)	(88)	(1,047)
Class Y	(14)	(253)	(611)	(10,594)	(20)	(307)	(111)	(1,537)
Net decrease	(2,761)	$(51,717)	(7,353)	$(121,761)	(118)	$(1,465)	(1,476)	$(18,283)

	International Growth Fund				New Concepts Fund
	Six months ended 12-31-13		Year ended 6-30-13		Six months ended 12-31-13		Year ended 6-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,806	$43,521	6,748	$70,328	11,510	$137,388	19,649	$202,459
Class B	7	70	23	213	45	422	156	1,277
Class C	10	108	29	282	126	1,217	183	1,558
Class Y	270	3,128	576	5,966	612	7,962	2,272	25,414
Shares issued in reinvestment of distributions to shareholders:
Class A	658	7,642	71	728	14,278	159,058	5,585	54,229
Class B	— *	— *	— *	— *	152	1,299	75	584
Class C	1	6	—	—	162	1,426	63	503
Class Y	99	1,152	39	396	633	7,690	236	2,474
Shares redeemed:
Class A	(4,499)	(51,502)	(8,437)	(86,427)	(14,527)	(173,731)	(27,584)	(283,832)
Class B	(29)	(301)	(89)	(830)	(233)	(2,172)	(645)	(5,259)
Class C	(17)	(182)	(76)	(743)	(170)	(1,643)	(307)	(2,595)
Class Y	(276)	(3,149)	(814)	(8,291)	(1,309)	(17,290)	(1,211)	(13,382)
Net increase (decrease)	30	$493	(1,930)	$(18,378)	11,279	$121,626	(1,528)	$(16,570)
*	Not shown due to rounding.

106	SEMIANNUAL REPORT	2013

	Science and Technology Fund				Small Cap Fund
	Six months ended 12-31-13		Year ended 6-30-13		Six months ended 12-31-13		Year ended 6-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	17,498	$265,694	26,615	$317,005	4,408	$81,225	7,014	$108,654
Class B	105	1,237	239	2,211	22	332	65	839
Class C	325	3,875	333	3,193	49	767	70	950
Class Y	1,279	20,822	2,021	26,361	127	2,543	538	8,928
Shares issued in reinvestment of distributions to shareholders:
Class A	17,575	267,145	4,044	44,358	6,666	110,805	2,333	32,506
Class B	232	2,694	65	564	125	1,675	55	645
Class C	185	2,172	38	336	118	1,672	43	523
Class Y	577	9,645	130	1,551	125	2,294	95	1,426
Shares redeemed:
Class A	(16,036)	(244,238)	(34,278)	(398,796)	(5,566)	(103,445)	(9,992)	(153,988)
Class B	(319)	(3,784)	(914)	(8,384)	(122)	(1,855)	(364)	(4,697)
Class C	(225)	(2,711)	(394)	(3,632)	(75)	(1,191)	(182)	(2,463)
Class Y	(873)	(14,486)	(2,310)	(29,902)	(1,127)	(22,903)	(394)	(6,630)
Net increase (decrease)	20,323	$308,065	(4,411)	$(45,135)	4,750	$71,919	(719)	$(13,307)

	Tax-Managed Equity Fund				Value Fund
	Six months ended 12-31-13		Year ended 6-30-13		Six months ended 12-31-13		Year ended 6-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,733	$28,153	3,108	$43,811	9,014	$143,298	13,214	$183,231
Class B	2	25	4	47	14	219	46	606
Class C	29	417	35	455	47	715	72	960
Class Y	N/A	N/A	N/A	N/A	56	892	435	5,681
Shares issued in reinvestment of distributions to shareholders:
Class A	1,378	22,064	452	5,999	2,543	39,848	450	5,735
Class B	4	64	2	20	17	248	— *	7
Class C	25	348	7	83	22	336	1	16
Class Y	N/A	N/A	N/A	N/A	35	549	9	115
Shares redeemed:
Class A	(1,836)	(29,919)	(3,121)	(44,198)	(5,900)	(93,864)	(10,714)	(146,256)
Class B	(6)	(88)	(21)	(257)	(65)	(983)	(248)	(3,180)
Class C	(26)	(382)	(43)	(544)	(58)	(899)	(135)	(1,712)
Class Y	N/A	N/A	N/A	N/A	(55)	(879)	(132)	(1,857)
Net increase	1,303	$20,682	423	$5,416	5,670	$89,480	2,998	$43,346
*	Not shown due to rounding.

2013	SEMIANNUAL REPORT	107

	Vanguard Fund
	Six months ended 12-31-13		Year ended 6-30-13
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	6,440	$66,783	19,241	$175,261
Class B	26	216	106	800
Class C	30	261	124	949
Class Y	340	3,704	2,549	24,698
Shares issued in reinvestment of distributions to shareholders:
Class A	21,197	202,014	6,521	56,340
Class B	173	1,305	55	394
Class C	150	1,154	42	302
Class Y	1,212	12,141	334	3,004
Shares redeemed:
Class A	(22,375)	(233,108)	(35,299)	(325,426)
Class B	(157)	(1,315)	(475)	(3,598)
Class C	(124)	(1,073)	(218)	(1,670)
Class Y	(1,435)	(15,883)	(3,852)	(36,384)
Net increase (decrease)	5,477	$36,199	(10,872)	$(105,330)
*	Not shown due to rounding.

11.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At December 31, 2013, there were no outstanding bridge loan commitments.

12.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at December 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Accumulative Fund	$940,335	$366,118	$10,746	$355,372
Asset Strategy Fund	2,666,547	1,025,327	45,957	979,370
Continental Income Fund	891,972	270,994	1,904	269,090
Core Investment Fund	2,993,637	1,184,873	8,800	1,176,073
Dividend Opportunities Fund	476,116	236,855	924	235,931
Energy Fund	162,083	88,143	2,249	85,894
International Growth Fund	457,405	155,141	13,557	141,584
New Concepts Fund	1,251,124	588,390	27,628	560,762
Science and Technology Fund	2,140,441	1,675,854	40,659	1,635,195
Small Cap Fund	580,518	337,804	3,362	334,442
Tax-Managed Equity Fund	184,779	101,238	1,522	99,716
Value Fund	602,871	222,032	2,069	219,963
Vanguard Fund	954,493	536,769	4,247	532,522

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended June 30, 2013 and the post-October and late-year ordinary activity were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred

Accumulative Fund	$5,962	$1,761	$—	$—	$—	$—	$—
Asset Strategy Fund	65,542	5,344	—	—	—	—	—
Continental Income Fund	8,337	884	30,140	45,047	—	—	—
Core Investment Fund	27,469	70,875	171,762	265,781	—	—	—
Dividend Opportunities Fund	9,200	1,211	—	—	—	533	—
Energy Fund	—	—	—	—	—	—	670
International Growth Fund	1,141	6,118	—	—	—	1,465	—
New Concepts Fund	—	—	58,452	104,745	—	—	6,271
Science and Technology Fund	—	—	48,932	251,716	—	—	8,124

108	SEMIANNUAL REPORT	2013

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred

Small Cap Fund	$—	$—	$35,434	$62,432	$—	$—	$2,187
Tax-Managed Equity Fund	777	2,277	5,567	11,214	—	—	4
Value Fund	5,927	1,136	—	17,263	—	—	—
Vanguard Fund	2,226	—	58,882	127,561	—	—	406

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of June 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is June 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a RIC during the year ended June 30, 2013:

							Post-Enactment
	Pre-Enactment						Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Fund	2014	2015	2016	2017	2018	2019
Accumulative Fund	$—	$—	$—	$—	$74,773	$—	$—	$—
Asset Strategy Fund	—	—	—	—	51,683	—	—	—
Continental Income Fund	—	—	32,107	—	—	—	—	—
Core Investment Fund	—	—	—	—	—	—	—	—
Dividend Opportunities Fund	—	—	—	—	22,379	—	—	—
Energy Fund	—	—	—	9,079	17,511	10,078	395	—
International Growth Fund	—	—	—	—	36,761	—	—	—
New Concepts Fund	—	—	—	—	—	—	—	—
Science and Technology Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—	—
Tax-Managed Equity Fund	—	—	—	—	—	—	—	—
Value Fund	—	—	—	—	—	—	—	—
Vanguard Fund	—	—	—	—	—	—	—	—

Retirement Shares was merged into Continental Income Fund as of June 29, 2009. At the time of the merger, Retirement Shares had capital loss carryovers available to offset future gains of Continental Income Fund. These carryovers are limited to $10,702 for each period ending from June 30, 2014 through 2016 plus any unused limitations from prior years.

13.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

2013	SEMIANNUAL REPORT	109

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

Waddell & Reed Advisors Funds

At its meeting on August 13 and 14, 2013, the Trust’s Board of Trustees, including all of the Disinterested Trustees, considered and approved the continuance of the existing Investment Management Agreement (“Management Agreement”) between WRIMCO and the Trust with respect to each of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund. The Disinterested Trustees were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Trustees also received and considered a memorandum from their independent legal counsel regarding the Disinterested Trustees’ responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Trustees’ evaluation of the Management Agreement. In addition, the Disinterested Trustees engaged an independent fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request letter for information to be provided to the Trustees in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Trustees that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement (“Initial Response”). Thereafter, independent legal counsel sent to WRIMCO a supplemental request letter for certain additional information, and WRIMCO provided additional information in response to this request letter. The Trustees also received reports prepared by an independent third party, Lipper Inc. (“Lipper”), relating to each Fund’s performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the “Performance Universe”) and to the expenses of a peer group of comparable mutual funds selected by Lipper (the “Peer Group”), respectively. Further, the Trustees received a written evaluation from the independent fee consultant, a summary of which is included in this Semiannual Report. At their meeting, the Trustees received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, “W&R”) to each Fund. In addition, during the course of the year, W&R had provided information relevant to the Trustees’ consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided to the Funds

The Trustees considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement.

The Trustees considered WRIMCO’s research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Trustees also considered WRIMCO’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund and, as applicable, those brokers’ and dealers’ provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Trustees considered the information provided by WRIMCO regarding its compliance program and compliance matters, if any, over the past year. The Trustees also considered the favorable history, reputation, qualification and background of WRIMCO and W&R’s extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio.

The Trustees considered each Fund’s performance, both on an absolute basis and in relation to the performance of its Performance Universe. Each Fund’s performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Trustees considered the management fees and total expenses of each Fund and also considered each Fund’s management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Trustees’ review also included consideration of each Fund’s management fees at various asset levels in relation to the management fees at those asset levels of funds within a peer group of comparable mutual funds selected by and as shown in the reports from Lipper (“Lipper Group”). They also considered each Fund’s non-management fees in relation to the non-management fees of its Peer Group, the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios. In addition, the Trustees considered, for each Fund, the management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (“Similar Funds”). The Trustees also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (each of such accounts, an “Other Account”).

Additional Considerations with Respect to Each Fund

Waddell & Reed Advisors Accumulative Fund

The Trustees considered that Waddell & Reed Advisors Accumulative Fund’s total return performance was lower than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, stock selection had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 13, 2013, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was equal to the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted

110	SEMIANNUAL REPORT	2013

for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that there are no Other Accounts or Similar Funds managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund.

Waddell & Reed Advisors Asset Strategy Fund

The Trustees considered that Waddell & Reed Advisors Asset Strategy Fund’s total return performance was higher than the Performance Universe median for the one-, three-, seven-, and ten-year periods and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Continental Income Fund

The Trustees considered that Waddell & Reed Advisors Continental Income Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than, and at other asset levels were lower than or equal to, the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Core Investment Fund

The Trustees considered that Waddell & Reed Advisors Core Investment Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fees were higher for certain asset levels, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Dividend Opportunities Fund

The Trustees considered that Waddell & Reed Advisors Dividend Opportunities Fund’s total return performance was lower than the Performance Universe median and the Lipper index for the one-, three-, five-, and seven-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2013. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, stock selection, its overweighting in the energy, industrial, and materials sectors, its cash position and its strategy of investing in stocks with the potential for dividend growth rather than the highest yields had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 13, 2013, provided by WRIMCO in its Initial Response. In addition, the Trustees considered the change in the Fund’s portfolio manager in 2013.

2013	SEMIANNUAL REPORT	111

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Energy Fund

The Trustees considered that Waddell & Reed Advisors Energy Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the five- and seven-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2013. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, stock selection and its underweighting in the energy sector had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 13, 2013, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2013, the Fund’s performance relative to its Performance Universe was good for the five- and seven-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors International Growth Fund

The Trustees considered that Waddell & Reed Advisors International Growth Fund’s total return performance was higher than the Performance Universe and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and expense ratio were lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were lower than the median for its Lipper Group, except for an asset level at which the Fund’s effective management fees were higher.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level and was lower for another asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors New Concepts Fund

The Trustees considered that Waddell & Reed Advisors New Concepts Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was equal to the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than, and at other asset levels were lower than or equal to, the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

112	SEMIANNUAL REPORT	2013

Waddell & Reed Advisors Science and Technology Fund

The Trustees considered that Waddell & Reed Advisors Science and Technology Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was higher than the Peer Group median but that the Fund’s overall expense ratio was lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than, and at other asset levels were lower than or equal to, the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Small Cap Fund

The Trustees considered that Waddell & Reed Advisors Small Cap Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Tax-Managed Equity Fund

The Trustees considered that Waddell & Reed Advisors Tax-Managed Equity Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s stock selection in the health care, financial, consumer discretionary, and materials sectors had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 13, 2013, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2013, the Fund’s performance relative to its Performance Universe appeared to be improving and was good for the five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median both on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that a Similar Fund had an advisory fee schedule that was the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Value Fund

The Trustees considered that Waddell & Reed Advisors Value Fund’s total return performance was higher than the Performance Universe median for the one-, five-, and seven-year periods, and higher than the Lipper index for the one-, five-, seven-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s stock selection in the technology sector had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 13, 2013, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2013, the Fund’s performance relative to its Performance Universe appeared to be improving and was good for the five- and seven-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They

2013	SEMIANNUAL REPORT	113

considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Vanguard Fund

The Trustees considered that Waddell & Reed Advisors Vanguard Fund’s total return performance was lower than the Performance Universe median for the one-, three-, five-, and seven-year periods and the Lipper index for the one-, three-, and five-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s investments in higher-quality stocks, its stock selection in the health care and financial sectors, and its overweighting in the technology sector had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 13, 2013, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the one-year and longer periods ended March 31, 2013, the Fund’s performance relative to its Performance Universe was good for the ten-year period.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Trustees also considered that the management fee structure of each Fund includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Trustees also considered the management fee rate reductions that became effective October 1, 2006, and remain in effect for Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund , Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Value Fund, Waddell & Reed Advisors Vanguard Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for each of these Funds on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Trustees considered specific data as to WRIMCO’s profit with respect to the Fund for a recent period. The Trustees also considered WRIMCO’s methodology for determining this data. In addition, the Trustees considered the soft dollar arrangements with respect to Fund portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Trustees considered the best interests of the Fund, the reasonableness of the management fee paid to WRIMCO under the Management Agreement, and the overall fairness of the Management Agreement. The Trustees considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

•	the performance of the Fund compared with the performance of its Performance Universe and with relevant indices;

•	the Fund’s investment management fees and total expenses compared with the management fees and total expenses of its Peer Group;

•	the existence or appropriateness of breakpoints in the Fund’s management fees;

•	the Fund’s investment management fees compared with the management fees of Similar Funds or Other Accounts managed by WRIMCO (or its affiliate), as applicable;

•	the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;

•	the other benefits that accrue to WRIMCO as a result of its relationship with the Fund; and

•	the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, including the evaluation provided by the independent fee consultant, the Board determined that each Fund’s Management Agreement is fair and reasonable and that continuance of the Management

114	SEMIANNUAL REPORT	2013

Agreement is in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; except as described above, the performance of the Fund was satisfactory; it retained confidence in WRIMCO’s overall ability to manage the Fund; and the management fee paid to WRIMCO is reasonable in light of comparative management fee information, the breakpoints in the management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund. In the case of certain Funds that underperformed their respective Performance Universe medians and Lipper indices for certain periods of time, based on the assessment and information WRIMCO provided, including as to relevant market conditions and/or remedial actions that WRIMCO had taken or planned to take, such response was satisfactory to the Board.

Summary of Independent Fee Consultant Report

The Disinterested Trustees of Waddell & Reed Advisors Funds (“Advisors Funds”), Ivy Funds Variable Insurance Portfolios (“Ivy Funds VIP”) and InvestEd Portfolios (“Invested”) (collectively, and including their respective series, the “Funds”) appointed an Independent Fee Consultant (“IFC”) to manage the process by which proposed management fees paid by the Funds to Waddell & Reed Investment Management Company (“WRIMCO”) are negotiated. The IFC does not replace the Trustees in negotiating management fees and does not substitute his or her judgment for that of the Trustees about the reasonableness of the proposed fees.

The following is a summary of the Report’s discussion of the process and materials used by the Disinterested Trustees in connection with the renewal of each Fund’s investment management agreement with WRIMCO, related materials and the IFC’s findings.

Analysis of the Process

The Report stated that the contract renewal process includes a number of sequential steps by which the Disinterested Trustees go about determining the reasonableness of the proposed management fees for the Funds in the context of their annual consideration of the proposed continuance of the Funds’ respective investment management agreements with WRIMCO and the sub-advisory agreements with certain sub-advisors. The Report stated that the IFC participated throughout the contract renewal process.

Analysis of Materials

The Disinterested Trustees received and considered informational materials that were prepared by WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (“WRSCO”) (collectively, “Waddell”) in response to the data requested by the Disinterested Trustees through each Fund’s Governance & Compliance Committee and K&L Gates, counsel to the Funds and the Disinterested Trustees, and other materials prepared by The Lipper Company (“Lipper”) in connection with the contract renewal process. The IFC used these materials and other information received by the Disinterested Trustees throughout the year to analyze trends and comparative information about the six factors discussed below.

(1) Nature and Quality of Services

The Report stated that the IFC’s experience is that fund trustees should focus on longer-term performance during the contract renewal process (though they may choose to focus on shorter-term performance for other purposes). Accordingly, the Report concentrated on the Lipper 3-year performance data.

The Report stated that, overall, the Funds reflect strong comparative performance in the 5-, 7- and 10-year periods ended March 31, 2012. The 5- and 7-year performance has over 80% of the Funds in the first two quartiles of their performance universes. The Report noted that 1- and 3-year performance did not share the same returns with about 50% and 30% of Funds in the first two quartiles consecutively. Lower 3-year rankings reflect the rolling off of a better 1-year performance period ended March 31, 2009 and the inclusion of the relatively lower performance of the 1-year period ended March 2012.

(2) Management Fees

The Report noted that the IFC reviewed how actual management fees for each of the Funds have changed in ranking from 2011 to 2012. With respect to the Funds within Advisors Funds, the Report stated that, in aggregate, 54% of these Funds have management fees above their peer group median, a slight improvement over the 2011 median of 55%. The change in actual management fees, by Fund, range from an 8.2 basis point reduction to a .3 basis point increase. With respect to the Funds within Ivy Funds VIP, the Report stated that, in aggregate, 59% of these Funds (excluding the Pathfinder Portfolios) have management fees above their peer group median and noted that the average percentile ranking of 59% was unchanged from last year. With respect to the Funds within InvestEd, the Report noted that the percentile ranking was the highest possible because there are no management fees charged to these Funds.

The Report noted that, with the exception of Advisors High Income, Value, Global Bond and Asset Strategy Funds, all of the Advisors Funds, Ivy Funds VIP and InvestEd Portfolios either held 2012 total expense ratios equal to those for 2011 or realized a reduction in total expense ratios between 2011 and 2012. Material decreases were recognized in the InvestEd Portfolios as there was a substantial amount invested in Advisors Cash Management, which has a low expense ratio compared to other Funds within Advisors Funds.

The Report also noted that certain Funds have higher total expense ratios than their peer groups and that this is often caused by non-management fees. The Report commented that Waddell’s business model tends to result in higher non-management expenses. This business model targets the small- to mid-level investor population, an approach that has resulted in many smaller accounts relative to the general mutual fund industry.

2013	SEMIANNUAL REPORT	115

(3) Possible Economies of Scale

The IFC Report noted that all Funds except the money market Funds already have breakpoints in place that appear adequate in providing economies of scale.

(4) Management Fees for Other Clients

The Report noted that Advisors Funds and Ivy Funds VIP have Funds with similar investment strategies and, in general, these corresponding Funds have comparable contractual management fee rates. The Report stated that actual management fee variances can be explained by the larger average asset size of particular Funds within Advisors Funds, causing some of these Funds to reach breakpoints and reductions in management fees, or the fact that certain Funds have fee waivers. The Report further noted that the Funds within Advisors Funds or Ivy Funds VIP that correspond to funds within Ivy Funds having similar investment strategies also have comparable contractual management fees considering comparable asset levels and breakpoints are taken into account.

The Report noted that WRIMCO manages money for different types of clients besides mutual funds. These include sub-advisory relationships, corporate and municipal pension funds and investment pools for wealthy individuals (collectively, “separate accounts”). Several of these separate accounts are managed with the same investment objective and in the same style as some of the Funds within Advisors Funds and Ivy Funds VIP. In most cases, the data provided by WRIMCO show that management fee rates for the Funds are higher than that of the equivalent separate accounts. WRIMCO has explained these differences by reference to, among other factors, the different type of responsibilities borne by WRIMCO as a mutual fund manager and as a separate account manager. The IFC found these differences reasonable.

(5) and (6) WRIMCO Costs and Profitability

The Report noted that the disinterested trustees of mutual funds generally are required to consider the cost and profitability of the fund’s advisory contract to the adviser. WRIMCO provided an analysis of its profitability for each Fund. The IFC did not find the profit margins excessive.

The Report also noted that disinterested trustees often review the overall profitability of their funds and investment advisers. Lipper provided benchmarks against which to evaluate the overall profitability of Waddell’s parent company and other public companies in the investment business. The Report found that this analysis places Waddell’s parent company near the median of its Lipper peers.

***

The Report concluded that the IFC monitored the contract renewal process, reviewed the materials, and reached the following conclusions: (1) The contract renewal process conducted under the supervision of the Disinterested Trustees has been careful, deliberate, and conscientious; (2) the materials were prepared without bias and in sufficient detail to facilitate meaningful decisions by the Disinterested Trustees and the Boards; and (3) the discussion which took place leading up to and at the Disinterested Trustees and Board meetings were substantive and concluded in accordance with the best interests of the Funds and their shareholders.

116	SEMIANNUAL REPORT	2013

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2013	SEMIANNUAL REPORT	117

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118	SEMIANNUAL REPORT	2013

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2013	SEMIANNUAL REPORT	119

SEMIANN-WRA-EQ (12-13)

ITEM 2.     CODE OF ETHICS.

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 7, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: March 7, 2014